Schwab Municipal Money Funds

      ANNUAL REPORT
      December 31, 2002

      Schwab Municipal Money Fund

      Schwab California
      Municipal Money Fund

      Schwab New York
      Municipal Money Fund

      Schwab New Jersey
      Municipal Money Fund

      Schwab Pennsylvania
      Municipal Money Fund

      Schwab Florida
      Municipal Money Fund

                                                           [CHARLES SCHWAB LOGO]

In this report:

   Market overview .......................   2
   Schwab Municipal Money Fund ...........   4
   Schwab California
   Municipal Money Fund ..................  48
   Schwab New York
   Municipal Money Fund ..................  72
   Schwab New Jersey
   Municipal Money Fund ..................  85
   Schwab Pennsylvania
   Municipal Money Fund ..................  94
   Schwab Florida
   Municipal Money Fund .................. 103
   Financial notes ....................... 117
   Fund trustees ......................... 120
   Glossary .............................. 123

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman

Dear Shareholder,

As an investor, how you feel about 2002 probably depends a lot on how much exposure you had to each asset class. If you're reading this report, you probably had some assets in money market investments. Although money fund yields were low when the year began and lower still when it ended, the capital preservation these funds provided meant that they still fared better than many stock investments. At the same time, money market investments lagged bond investments, which clearly shows that this isn't usual for longer periods.

Does this mean that long-term investors should now limit their portfolios to bonds and money funds? By no means. While there can be times when such an approach might happen to yield better results (as 2002 showed), history clearly shows that this isn't the norm for longer periods.

Investors have seen many changes in the past few years. But the basic principles of investing remain very much the same. Concepts such as asset allocation and portfolio rebalancing are as timely and important as ever. So is dollar-cost averaging 1 -- a basic mathematical principle you can bring into play simply by investing a set amount on a regular schedule.

For most people, investing is a long-term proposition. Today's bad news often has an impact on financial markets. But over time, it's factors such as economic growth that shape broader trends. And those trends are what long-term investing is about.

I want to thank you for choosing SchwabFunds(R) during this difficult time for investors. We strive to help you reach your financial goals, and look forward to serving you in the future.

Sincerely,

/s/ Charles Schwab

1 Dollar-cost averaging does not assure a profit and does not protect against loss in declining markets.

MARKET OVERVIEW

A YEAR OF FALLING SHORT-TERM RATES AND A MODERATE, PROTRACTED ECONOMIC RECOVERY.

Calendar 2002 saw the U.S. economy making evident but very slow progress in recovering from the recession that was brought on by the collapse of the "new economy" and exacerbated by the 9/11 attacks.

Through the policies of the Federal Reserve (the Fed) as well as through fiscal policies, the U.S. government continued to take action during 2002 to turn the economy around. Although the full effect of these policy actions may not be felt for some time, the economy did see some benefit during the year from these actions and perhaps even greater benefit from actions taken earlier. The rate cuts that the Fed had made in 2001 served their purpose of creating liquidity in 2002. In addition, a series of tax cuts enacted in 2001 --criticized by some at the time as being unnecessary--turned out to benefit the economy at a time when help was much needed.

One of the features of the 2001 recession was a steep fall-off in capital investment by businesses. This type of spending continued to languish even after the recession was over, and indeed remained relatively weak throughout 2002. Spending by consumers--most of whom have kept their jobs--as another story. Robust prior to the recession, consumer spending kept right on going through the recession and afterward with barely a pause until late in 2002. Low interest rates have been a boon for consumers as far as financing goes, and this was reflected in strong activity during 2002 in housing purchases and mortgage refinancings as well as auto sales.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

  1.70%   THREE-MONTH U.S. TREASURY BILL (T-BILL): measure short-term U.S.
          Treasury obligations

 10.26% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

-22.10%   S&P 500(R) INDEX: measures U.S. large-cap stocks

-20.48%   RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

-15.94% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

[LINE GRAPH]

                  Lehman                         Russell 2000
                 Aggregate        MSCI EAFE        Small-Cap       S&P 500       3 Month
                Bond Index          Index            Index          Index         T-Bill
31-Dec-01             0                0                0              0              0
   Jan-02         -0.24             1.57             2.21           2.13           0.02
   Jan-02          1.27             -1.4             0.32          -0.22           0.08
   Jan-02           1.1            -3.23            -2.86          -1.79            0.1
   Jan-02          0.57            -4.29            -1.83          -1.28           0.11
   Jan-02          1.01            -5.38            -1.66          -2.15           0.14
   Jan-02          1.34            -6.71            -4.38          -4.41           0.18
   Jan-02          1.57            -4.37            -3.81          -3.72           0.21
   Jan-02          1.76            -6.38            -4.65          -4.97           0.24
   Jan-02          1.35            -3.34            -1.91          -1.16           0.27
   Jan-02          0.21             2.25             2.53           1.68            0.3
   Jan-02          0.01             2.11             2.41           1.84           0.32
   Jan-02         -0.08             0.86             3.09           0.32           0.35
   Jan-02          0.09             0.62             3.98           0.29            0.4
   Jan-02          1.08             0.61             2.21          -1.87           0.44
   Jan-02          1.33            -1.12             5.87          -2.89           0.48
   Jan-02          1.56              2.1             6.28          -1.66           0.51
   Jan-02          2.12             1.16             3.03          -5.93           0.54
   Jan-02          2.18             1.87             5.29           -6.1           0.57
   Jan-02          2.14             1.19             1.29          -7.71           0.61
   Jan-02          1.72             3.97             4.65           -3.2           0.65
   Jan-02          2.37             3.32             1.52          -5.19           0.69
   Jan-02          2.89             2.45             0.27          -6.49           0.72
   Jan-02          2.84            -0.78            -3.21          -9.96           0.75
   Jan-02          3.95            -4.94            -5.52         -11.74           0.79
   Jan-02          4.11            -4.99            -5.09         -13.33           0.82
   Jan-02          3.79            -1.62             -4.7         -13.16           0.85
   Jan-02          3.68             -2.1            -9.16         -13.23           0.86
   Jan-02           4.9            -6.49           -14.84         -19.16            0.9
   Jan-02             5            -9.14           -20.41         -25.62           0.93
   Jan-02          5.23           -14.72           -21.21         -25.18           0.97
   Jan-02          5.83           -13.81           -22.38         -24.09           1.03
   Feb-02           5.9           -11.19           -19.88         -20.19           1.06
   Feb-02          5.63           -10.36            -18.3         -18.42           1.09
   Feb-02          6.39            -9.45           -17.43         -17.36           1.12
   Feb-02          6.81           -11.59            -19.3          -19.4           1.15
   Feb-02          7.11           -14.18           -19.15         -21.35           1.18
   Feb-02          7.79           -15.97           -19.44         -21.72           1.21
   Feb-02          8.14           -19.38           -24.12         -25.62           1.25
   Feb-02          8.26           -19.09           -25.19         -27.21           1.28
   Feb-02          8.26           -21.77           -28.04         -29.45           1.31
   Feb-02          7.74           -20.84           -28.65         -26.39           1.33
   Feb-02          6.64           -17.23           -24.82         -22.07           1.34
   Feb-02          7.04           -18.19           -22.89          -20.9           1.37
   Feb-02          7.84           -17.15           -20.62          -20.5           1.44
   Feb-02          8.68           -16.02           -21.53         -21.04           1.51
   Feb-02          8.32           -15.45           -20.06         -19.71           1.54
   Feb-02          7.97           -13.54           -17.14         -17.89           1.56
   Feb-02          8.02           -13.09           -15.79         -17.25           1.59
   Feb-02          8.61           -15.77           -17.77         -12.87           1.61
   Feb-02          8.98           -17.26           -19.55         -21.38           1.63
   Feb-02          9.59            -17.2           -19.76         -20.83           1.66
   Feb-02          10.2           -17.52           -20.27         -22.63           1.69
22-Feb-02         10.26           -15.94          - 20.48         -22.10           1.70

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).


Schwab Municipal Money Funds

   With low yields, money market investments generally lagged bond investments during 2002, but still fared better than most categories of stocks.

MONEY MARKET YIELDS FELL DURING 2002 ON ECONOMIC SOFTNESS AND A FED RATE CUT.

The prices and yields of short-term securities reflected an unusual amount of uncertainty about the direction of the economy during 2002. As the short-term market scrutinized each new economic indicator--both negative and positive--the direction of short-term rates changed frequently. At one point during the report period the yield curve became inverted, with yields on overnight securities actually higher than yields on 12-month securities. At other times in the year, the yield curve was essentially flat (similar rates for all maturities), and at still other times it was a "normal" rising curve (higher rates paid in exchange for longer maturities).

Overall, however, short-term rates went down during 2002, retreating even further from the low levels they had reached in the wake of the Fed's dramatic series of interest rate cuts (which ended in December 2001).

Short-term markets began the year with some optimism that the recovery was gathering steam, and short-term yields rose modestly through March 2002. When this optimism began to appear premature, however, rates began a steady slide downward that continued through October.

In November, short-term markets were surprised by the Fed's 0.50% cut in its target rate (from 1.75% to 1.25%). Short-term investors generally appeared to believe the Fed would cut rates only 0.25%, if at all. As a result, short-term yields fell sharply on the Fed's announcement.

THE VIEW FROM HERE: SLOW-PACED ECONOMIC IMPROVEMENT MAY CONTINUE.

Although consumer spending appeared to be flagging somewhat as 2002 drew to a close, capital spending by corporations began showing signs of revival and may be able to take up some of the slack.

The Fed's interest rate cuts appear to be achieving their goal of injecting liquidity into the economy, with the main effects of the November 2002 cut still to be felt (aside, of course, from its effect in pushing down short-term rates). Although in our opinion the threat of deflation cannot be discounted, it is worth noting that the Fed still has a variety of tools at its disposal, and has indicated that it may use them if it believes the circumstances warrant.

One major concern is geopolitical risk. The outcome and ultimate impact of the situations in Iraq, North Korea and the Middle East are unknown. We believe that this uncertainty may be making the Fed's actions less effective than they otherwise would be. Likewise, it may be that businesses are holding back on capital spending more than they otherwise might.

Based on past history and on the yield curve as it stood at the end of 2002, one thing that does appear likely is that when the Fed is satisfied that the current low interest rate environment has done its job in helping the economy regain momentum, it will raise interest rates, and short-term yields will likely follow. When that might happen, and whether any further cuts will occur before then, however, is unclear.

   The fund seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal income tax. 1

Schwab Municipal Money Fund

[PHOTO OF WALTER BEVERIDGE]

WALTER BEVERIDGE, a portfolio manager, is responsible for day-to-day management of the fund. Prior to joining the firm in 1992, he worked for nearly ten years in asset management.

TICKER SYMBOLS

Sweep Shares:   SWXXX

Value Advantage
Shares:         SWTXX

MANAGER'S PERSPECTIVE

SHORT-TERM MUNICIPAL YIELDS CONTINUED TO FALL IN 2002, ALTHOUGH THEIR ATTRACTIVENESS RELATIVE TO COMPARABLE TAXABLE ISSUES INCREASED. Faced with the opportunity to borrow money at historically low rates, and the need to do so to cover looming budget shortfalls, municipalities issued $72 billion in short-term notes during 2002--an increase of 28% over 2001. With stock market volatility prompting many investors to shift assets into munis, demand rose also. Overall, however, the rise in supply was so extensive that it kept short-term muni rates from falling as much as they otherwise might have, and enhanced their attractiveness relative to taxable money market yields.

DURING THE YEAR, WE ADDED TO OUR POSITIONS IN FIXED-RATE SECURITIES AND KEPT THE FUND'S AVERAGE MATURITY SLIGHTLY LONGER THAN THAT OF OUR PEER GROUP. This strategy worked to our advantage when yields fell during the second quarter as the strength of the recovery came into question and again in November with the Fed's interest rate cut.

1 Income that is exempt from federal income tax may be subject to state and local income taxes. A portion of income also may be subject to the alternative minimum tax (AMT).


Schwab Municipal Money Funds

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 as of 12/31/02

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends during the period. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

                                                     VALUE
                                     SWEEP         ADVANTAGE
                                     SHARES         SHARES
------------------------------------------------------------
SEVEN-DAY YIELD                       0.83%          1.04%
------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD             0.83%          1.05%
------------------------------------------------------------
SEVEN-DAY TAXABLE-EQUIVALENT
EFFECTIVE YIELD 2                     1.35%          1.71%
------------------------------------------------------------

WEIGHTED AVERAGE MATURITY during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

Monthly        Maturity
31-Dec-01         39
   Jan-02         37
   Feb-02         35
   Mar-02         33
   Apr-02         35
   May-02         33
   Jun-02         57
   Jul-02         63
   Aug-02         66
   Sep-02         62
   Oct-02         54
   Nov-02         45
31-Dec-02         47

PORTFOLIO COMPOSITION 3 as of 12/31/02

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.


BY STATE

[PIE CHART]

11.2%              TEXAS
 8.9%              CALIFORNIA
 8.8%              PENNSYLVANIA
 7.3%              NEW YORK
 6.1%              ILLINOIS
 4.5%              GEORGIA
 4.4%              WASHINGTON
 3.6%              MICHIGAN
 3.3%              FLORIDA
 2.6%              TENNESSEE
39.3%              OTHER

BY CREDIT QUALITY

[PIE CHART]

97.8%               TIER 1
 2.2%               TIER 2

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, Sweep Shares' and Value Advantage Shares' seven-day yields would have been 0.68% and 0.91%, the seven-day effective yields would have been 0.68% and 0.91% and the seven-day taxable-equivalent effective yields would have been 1.11% and 1.48%, respectively.

2 Taxable-equivalent yield assumes a 2002 maximum federal regular income tax rate of 38.60%.

3 Composition of the fund's portfolio is as of 12/31/02 and is not indicative of holdings after that date.

SCHWAB MUNICIPAL MONEY FUND -- Financials

Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have both been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                               1/1/02-        1/1/01-       1/1/00-       1/1/99-         1/1/98-
SWEEP SHARES                                  12/31/02       12/31/01      12/31/00      12/31/99        12/31/98
------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00           1.00          1.00          1.00            1.00
                                              --------------------------------------------------------------------
Income from investment operations:

    Net investment income                         0.01           0.02          0.03          0.03            0.03
                                              --------------------------------------------------------------------
Less distributions:

    Dividends from net investment income         (0.01)         (0.02)        (0.03)        (0.03)          (0.03)
                                              --------------------------------------------------------------------
Net asset value at end of period                  1.00           1.00          1.00          1.00            1.00
                                              --------------------------------------------------------------------
Total return (%)                                  0.91           2.23          3.53          2.70            2.92

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
    average net assets                            0.66           0.66          0.66 1        0.66            0.66

Expense reductions reflected in above ratio       0.16           0.17          0.17          0.19            0.22

Ratio of net investment income to
    average net assets                            0.90           2.21          3.47          2.67            2.87

Net assets, end of period ($ x 1,000,000)        7,435          7,265         6,780         6,090           5,247

1 Would have been 0.67% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

                                               1/1/02-        1/1/01-       1/1/00-       1/1/99-         1/1/98-
VALUE ADVANTAGE SHARES                        12/31/02       12/31/01      12/31/00      12/31/99         12/31/98
------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00           1.00          1.00          1.00            1.00
                                              --------------------------------------------------------------------
Income from investment operations:

    Net investment income                         0.01           0.02          0.04          0.03            0.03
                                              --------------------------------------------------------------------
Less distributions:

    Dividends from net investment income         (0.01)         (0.02)        (0.04)        (0.03)          (0.03)
                                              --------------------------------------------------------------------
Net asset value at end of period                  1.00           1.00          1.00          1.00            1.00
                                              --------------------------------------------------------------------
Total return (%)                                  1.12           2.45          3.75          2.91            3.14

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
    average net assets                            0.45           0.45          0.45 1        0.45            0.45

Expense reductions reflected in above ratio       0.14           0.16          0.18          0.20            0.24

Ratio of net investment income to
    average net assets                            1.11           2.35          3.70          2.89            3.08

Net assets, end of period ($ x 1,000,000)        4,480          3,778         2,919         2,270           1,620

1 Would have been 0.46% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

SCHWAB MUNICIPAL MONEY FUND -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+ Credit-enhanced security

o Illiquid restricted security

@ Variable-rate security

= Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0%    MUNICIPAL SECURITIES
          Market Value: $ 11,901,562
          Cost: $ 11,901,562
------------------------------------
100.0%    TOTAL INVESTMENTS
          Market Value: $11,901,562
          Cost: $11,901,562

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   MUNICIPAL SECURITIES 100.0% of investments

   Alabama 0.3%

+@ ALABAMA STATE IDA
   RB (Scientific Project) 1.60%,
     01/07/03                                     2,430               2,430

+@ CITRONELLE, ALABAMA IDB
   Pollution Control Revenue
     Refunding Bond (AKZO
     Chemicals, Inc. Project) 1.60%,
     01/07/03                                     2,600               2,600

+@ DAPHNE, ALABAMA UTILITIES
   BOARD OF WATER, GAS, & SEWER
   Revenue Refunding Bond
     1.25%, 01/07/03                              8,950               8,950

+@ DOTHAN, ALABAMA IDB
   RB (Baxley Blowpipe Project)
    1.72%, 01/07/03                                 400                 400

+@ FORT PAYNE, ALABAMA IDA
   IDRB (Charleston Hosiery
     Project) Series 1997 1.70%,
     01/07/03                                     1,400               1,400

+@ HEADLAND, ALABAMA IDB
   RB (Golden Peanut Project)
     1.80%, 01/07/03                              1,720               1,720

+@ HOOVER, ALABAMA BOARD OF
   EDUCATION
   Capital Outlay Tax Anticipation
     Warrants TOB 1.68%,
     01/07/03                                     9,860               9,860

+@ INDIAN SPRINGS VILLAGE, ALABAMA
   ADDITIONAL BUILDING AUTHORITY
   RB (J. Bruno Academy Project)
   1.85%, 01/07/03                                1,385               1,385

+@ MOBILE COUNTY, ALABAMA IDB
   RB (Ultraform Co. Project)
     Series 1995B 1.55%,
     01/07/03                                     1,000               1,000

+@ SCOTTSBORO, ALABAMA
   GO 1.55%, 01/07/03                             4,075               4,075

+@ TUSCALOOSA, ALABAMA IDB
   IDRB (Field Container Corp.)
    1.70%, 01/07/03                               1,950               1,950


See financial notes.

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
    RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
    IDRB (Knight Special Project)
    1.95%, 01/07/03                                1,040               1,040
                                                                  ----------
                                                                      36,810

    Alaska 0.9%

 +@ ALASKA STATE HOUSING FINANCE
    CORP.
    Housing Development RB
      Series 2000A 1.60%,
      01/07/03                                    18,715              18,715
    TOB Series 1999D 1.65%,
      01/07/03                                    21,805              21,805
    TOB Series II-R 1.27%,
    01/07/03                                       5,995               5,995

 +@ VALDEZ, ALASKA MARINE TERMINAL
    Revenue Refunding Bond
      (Exxon Pipeline Co. Project)
      Series 1993A 1.70%,
      01/01/03                                    19,575              19,575
    Revenue Refunding Bond
      (Exxon Pipeline Co. Project)
      Series 1993B 1.70%,
      01/01/03                                    36,550              36,550
                                                                  ----------
                                                                     102,640

    Arizona 1.4%

 +@ ARIZONA EDUCATIONAL LOAN
    MARKETING CORP.
    Educational Loan RB Series
      1990A 1.65%, 01/07/03                       12,905              12,905
    Educational Loan RB Series
      1991A 1.60%, 01/07/03                       13,000              13,000

 +@ ARIZONA HEALTH FACILITIES
    AUTHORITY
    Hospital System RB (Arizona
      Volunteer Hospital Federation)
      Series 1985A 1.55%,
      01/07/03                                    11,090              11,090
    Hospital System RB (Arizona
      Volunteer Hospital Federation)
      Series 1985B 1.55%,
      01/07/03                                     9,330               9,330
    Hospital System RB (Northern
      Arizona Health Care ) Series
      1996B 1.60%, 01/07/03                        7,350               7,350

 +@ CHANDLER, ARIZONA IDA
    IDRB (South Bay Circuits
      Project) Series 1999A 1.85%,
      01/07/03                                     1,400               1,400

 +@ MARICOPA COUNTY, ARIZONA IDA
    M/F Housing RB (Gran Victoria
      Housing, LLC Project) Series
      2000A 1.55%, 01/07/03                       12,505              12,505

 +@ PHOENIX, ARIZONA CIVIC
    IMPROVEMENT
    Excise Tax RB (Airport
      Improvements) 1.60%,
      01/07/03                                     1,000               1,000

 +@ SALT RIVER, ARIZONA PROJECT
    AGRICULTURE IMPROVEMENT
    TECP
      1.35%, 01/22/03                             20,085              20,085
      1.30%, 02/12/03                             29,850              29,850
      1.05%, 02/19/03                             29,359              29,359

 +@ YAVAPAI COUNTY, ARIZONA
    IDRB (Yavapai Regional Medical
      Center) 1.55%, 01/07/03                     14,650              14,650

+@o YUMA COUNTY, ARIZONA IDA
    M/F Housing RB (El Encanto
      Apartments) Series 1988A
      1.30%, 01/07/03                              2,915               2,915
                                                                  ----------
                                                                     165,439

    Arkansas 0.1%

 +@ ARKANSAS DEVELOPMENT FINANCE
    AUTHORITY
    IDRB (C & C Holding Co.
      Project) Series 1998 1.70%,
      01/07/03                                     1,130               1,130

 +@ INDEPENDENCE COUNTY, ARKANSAS
    IDRB (Ideal Baking Project)
      1.70%, 01/07/03                              3,300               3,300
    IDRB (Townsends of Arkansas,
      Inc. Project) 1.65%, 01/07/03                9,000               9,000
                                                                  ----------
                                                                      13,430


See financial notes.

SCHWAB MUNICIPAL MONEY FUND -- Financial

PORTFOLIO HOLDINGS As of December 31,2002. Continued

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   California 8.9%

+@ ACCESS LOANS FOR LEARNING
   STUDENT LOAN CORP. OF CALIFORNIA
   RB (Student Loan Program)
     Series II A-1 1.60%,
     01/07/03                                    35,000              35,000
   RB (Student Loan Program)
     Series II A-2 1.24%,
     01/07/03                                    20,000              20,000
   RB (Student Loan Program)
     Series II A-3 1.60%,
     01/07/03                                    23,700              23,700

   CALIFORNIA COMMUNITY FINANCING
   AUTHORITY
   TRAN Series 2002A 1.68%,
     06/30/03                                    43,135              43,411

+@ CALIFORNIA HFA
   Home Mortgage RB Series
     2001J 1.48%, 01/07/03                          100                 100

 + CALIFORNIA HIGHER EDUCATION
   LOAN AUTHORITY
   Student Loan RB Series
     1992A-3 2.30%, 04/01/03                     44,900              44,900
   Student Loan RB Series
     1992A-4 2.35%, 04/01/03                      8,725               8,725
   Student Loan Revenue
     Refunding Bond Series
     1987C-1 1.65%, 07/01/03                     43,300              43,302

+@ CALIFORNIA SCHOOL CASH RESERVE
   PROGRAM AUTHORITY
   RAN Series 2002A
     1.59%, 07/03/03                             21,640              21,790
     1.67%, 07/03/03                             50,000              50,328

   CALIFORNIA STATE
 + GO TECP 1.10%, 02/10/03                       22,600              22,600
   RAN
     1.22%, 06/20/03                             10,000              10,059
     1.23%, 06/20/03                             37,550              37,770
     1.39%, 06/20/03                             20,000              20,102
     1.64%, 06/20/03                             25,000              25,128
     1.70%, 06/27/03                            100,000             100,383
   RAN Series 2002F 1.42%,
     01/07/03                                    74,000              74,035

 + CALIFORNIA STATE DEPARTMENT OF
   WATER RESOURCES
   RB Series C-3 1.80%,
     03/13/03                                    15,000              15,000
   RB Series B-4 1.80%,
     02/13/03                                    28,500              28,500
   RB Series C1 1.80%,
     03/13/03                                    25,000              25,000
   RB Series C-17 1.79%,
     01/16/03                                    19,000              19,000
   RB Series C-7 1.79%,
     02/13/03                                   131,000             131,000
   RB Series C-8 1.79%,
     01/16/03                                    50,000              50,000

   CALIFORNIA STATEWIDE
   COMMUNITIES DEVELOPMENT
   AUTHORITY
   TRAN Series 2002A 1.70%,
     06/30/03                                    40,000              40,252

+@ IRVINE RANCH, CALIFORNIA
   IMPROVEMENT BOND ACT 1915
   RB (Assessment District No.
     93-14) 1.45%, 01/01/03                         500                 500

   LOS ANGELES, CALIFORNIA
   TRAN 1.57%, 06/30/03                          25,000              25,173

   LOS ANGELES COUNTY, CALIFORNIA
   SCHOOLS POOLED FINANCING
   PROGRAM
   TRAN Series 2002A 1.67%,
     06/30/03                                    20,000              20,129

   LOS ANGELES COUNTY, CALIFORNIA
   TRAN Series 2002A 1.64%,
     06/30/03                                    69,700              70,160

+@ ROSEVILLE, CALIFORNIA
   Electric System Revenue COP
     1.40%, 01/07/03                             10,385              10,385

+@ SOUTHERN CALIFORNIA HFA
   S/F Mortgage RB TOBP
     (PT-629) 1.69%, 01/07/03                    42,890              42,890
                                                                 ----------
                                                                  1,059,322

   Colorado 2.5%

+@ ADAMS COUNTY, COLORADO
   IDRB (City View Park Project)
     Series 1985 1.70%, 01/07/03                  6,000               6,000


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ ADAMS COUNTY, COLORADO
   ECONOMIC DEVELOPMENT
   AUTHORITY
   Tax Increment RB (Westminster
     Plaza Urban Renewal Project)
     1.85%, 01/07/03                              6,460               6,460

+@ ARAPAHOE COUNTY, COLORADO
   Industrial Development Revenue
     Refunding Bond (Denver Jet
     Center Project) Series 1997
     2.00%, 01/30/03                              3,500               3,500

+@ ARVADA, COLORADO
   Water RB 1.95%, 01/07/03                       4,300               4,300

+@ COLORADO HEALTH FACILITIES
   AUTHORITY
   RB (National Benevolent
     Association Project) 1.60%,
     01/07/03                                       625                 625

+@ COLORADO HFA
   Economic Development RB
     (Pemracs Limited, LLP Project)
     Series 2000A 1.85%,
     01/07/03                                     3,785               3,785
   S/F Mortgage TOB Series
     1999M 1.33%, 01/07/03                        4,665               4,665

 + COLORADO REGIONAL
   TRANSPORTATION DISTRICT
   TECP
     1.55%, 01/09/03                              5,000               5,000
     1.60%, 03/06/03                              7,500               7,500

+@ COLORADO STUDENT OBLIGATION
   BOND AUTHORITY
   Student Loan RB (Colorado
     University) Series 1990A
     1.65%, 01/07/03                             14,400              14,400
   Student Loan RB Series 1989A
     1.25%, 01/07/03                             49,200              49,200
   Student Loan RB Series
     1999A-2 1.65%, 01/07/03                      8,400               8,400
   Student Loan RB Series
     1999A-3 1.65%, 01/07/03                     29,800              29,800

+@ DENVER, COLORADO CITY & COUNTY
   AIRPORT SYSTEM
   RB Series 1992F 1.70%,
     01/07/03                                    15,250              15,250
   RB Series 1992G 1.70%,
     01/07/03                                    19,050              19,050
   RB Series 1997B 1.55%,
     01/07/03                                    12,255              12,255
   Revenue Refunding Bond
     Series 2000B 1.75%,
     01/07/03                                    10,000              10,000
   Revenue Refunding Bond
     Series 2000C 1.70%,
     01/07/03                                    52,400              52,400

+@ LOWRY, COLORADO ECONOMIC
   REDEVELOPMENT AUTHORITY
   RB 1.55%, 01/07/03                            10,000              10,000
   RB Series 1998A 1.55%,
     01/07/03                                    11,025              11,025

+@ REGIONAL COLORADO
   TRANSPORTATION DISTRICT
   COP (Transit Vehicles Project)
     Series 2002A 1.55%,
     01/07/03                                    15,000              15,000

+@ SMITH CREEK, COLORADO
   METROPOLITAN DISTRICT
   RB Series 1997 1.65%,
     01/07/03                                     2,250               2,250

+@ WHEATRIDGE COUNTY, COLORADO
   IDRB (Leaf, Inc. Project) 1.30%,
     01/07/03                                     7,000               7,000
                                                                 ----------
                                                                    297,865

   Delaware 0.8%

+@ DELAWARE STATE
   GO Refunding Bond TOB Series
     258 1.26%, 01/07/03                          3,995               3,995

+@ DELAWARE STATE ECONOMIC
   DEVELOPMENT AUTHORITY
   RB (Hospital Billing Collection
     Project) Series 1985B 1.55%,
     01/07/03                                    43,000              43,000
   RB (Hospital Billing Collection
     Project) Series 1985C 1.55%,
     01/07/03                                    16,260              16,260

+@ NEW CASTLE COUNTY, DELAWARE
   Airport Facility RB (Flight Safety
     International, Inc. Project)
     1.63%, 01/07/03                             16,600              16,600


See financial notes.

SCHWAB MUNICIPAL MONEY FUND -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ SUSSEX COUNTY, DELAWARE
   IDRB (Perdue Agri-recycle, LLC
     Project) 1.65%, 01/07/03                     5,300               5,300
   RB (Baywood, LLC Project)
     Series 1997A 1.90%,
     01/07/03                                     2,400               2,400
                                                                 ----------
                                                                     87,555

   District of Columbia 0.6%

+@ DISTRICT OF COLUMBIA
   RB (Arnold & Porter Project)
   1.65%, 01/07/03                                3,000               3,000

+@ DISTRICT OF COLUMBIA ENTERPRISE
   ZONE
   RB (Crowell & Morning, LLP
     Project) 1.65%, 01/07/03                     4,500               4,500

+@ DISTRICT OF COLUMBIA HFA
   M/F Housing RB (Edgewood
     Terrace III Development)
     1.65%, 01/07/03                              4,000               4,000

   METROPOLITAN WASHINGTON, D.C.
   AIRPORT AUTHORITY
   TECP
     1.03%, 02/05/03                             32,800              32,800
     1.10%, 02/12/03                             13,000              13,000

+@ METROPOLITAN WASHINGTON, D.C.
   AIRPORT SYSTEM AUTHORITY
   Revenue Refunding Bond
     Series 2002C 1.70%,
     01/07/03                                    10,000              10,000
   TOBP (PT-689) 1.34%,
     01/07/03                                     5,870               5,870
                                                                 ----------
                                                                     73,170

   Florida 3.3%

+@ CHARLOTTE COUNTY, FLORIDA HFA
   M/F Housing RB (Murdock
     Circle Apartments Project)
     1.27%, 01/07/03                                 20                  20

+@ DADE COUNTY, FLORIDA
   Water & Sewer Systems RB
     1.35%, 01/07/03                             58,000              58,000

+@ FLORIDA CAPITAL PROJECTS FINANCE
   AUTHORITY
   Continuing Care Retirement
     Community RB (Glenridge on
     Palmer Ranch) Series 2002C
     1.80%, 01/01/03                              1,250               1,250

+@ FLORIDA HOUSING FINANCE CORP.
   M/F RB (Victoria Park
     Apartments) Series J -1
     1.55%, 01/07/03                              4,370               4,370

 + FLORIDA LOCAL GOVERNMENT
   FINANCE COMMUNITY
   TECP 1.55%, 02/14/03                           2,989               2,989

+@ HALIFAX, FLORIDA HOSPITAL
   MEDICAL CENTER
   Health Care Facilities RB
     (Florida Health Care Plan, Inc.
     Project) 1.60%, 01/07/03                       400                 400

 + HILLSBOROUGH COUNTY, FLORIDA
   AVIATION
   TECP
     1.50%, 02/13/03                             26,000              26,000
     1.35%, 02/26/03                             13,600              13,600

 + HILLSBOROUGH COUNTY, FLORIDA
   CAPITAL IMPROVEMENT
   TECP
     1.45%, 04/01/03                              8,000               8,000
     1.40%, 04/04/03                              1,525               1,525

+@ JACKSONVILLE, FLORIDA
   Industrial Development Revenue
     Refunding Bond (Pavilion
     Associates, Ltd. Project) 1.60%,
     01/07/03                                       300                 300

+@ JACKSONVILLE, FLORIDA ELECTRIC
   AUTHORITY
   Water & Sewer RB TECP
     1.00%, 02/10/03                             28,000              28,000
     1.05%, 02/19/03                             17,500              17,500
     1.00%, 02/24/03                             17,000              17,000
     1.00%, 02/25/03                             17,600              17,600

+@ LAKELAND, FLORIDA EDUCATIONAL
   FACILITIES
   RB (Florida Southern College
     Project) Series 1999 1.20%,
     01/07/03                                    30,000              30,000


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
 + MIAMI-DADE COUNTY, FLORIDA
   AVIATION AUTHORITY
   TECP 1.10%, 02/12/03                          13,395              13,395

   MIAMI-DADE COUNTY, FLORIDA
   SCHOOL DISTRICT
   TAN 1.53%, 06/26/03                           18,000              18,104

+@ ORLANDO, FLORIDA UTILITIES
   COMMISSION
   Water & Electric RB Series
     1985B 1.35%, 01/07/03                       72,000              72,000

+@ PALM BEACH COUNTY, FLORIDA
   SCHOOL BOARD
   COP Series 2002B 1.05%,
     01/07/03                                    14,000              14,000

+@ PINELLAS COUNTY, FLORIDA
   EDUCATIONAL FACILITIES AUTHORITY
   RB (Shorecrest Prep School
     Project) 1.00%, 01/07/03                     1,000               1,000

+@ SARASOTA COUNTY, FLORIDA
   RB (Sarasota County Family
     YMCA Project) 1.35%,
     01/07/03                                        55                  55

+@ SUMTER COUNTY, FLORIDA IDA
   IDRB (Robbins Manufacturing
     Co. Project) 1.50%, 01/07/03                   110                 110

 + SUNSHINE STATE OF FLORIDA
   GOVERNMENT FINANCE
   COMMISSION
   TECP
     1.30%, 02/13/03                             28,298              28,298
     1.05%, 02/19/03                             14,000              14,000

+@ TAMPA, FLORIDA OCCUPATIONAL
   LICENSE TAX
   Revenue Refunding Bond Series
     2002C 1.40%, 01/01/03                        9,100               9,100
                                                                 ----------
                                                                    396,616

   Georgia 4.5%

+@ ATHENS-CLARKE, JACKSON &
   MORGAN COUNTIES, GEORGIA
   IDRB (Mayfield Dairy Farms, Inc.
     Project) 1.65%, 01/07/03                     7,350               7,350

 + ATLANTA, GEORGIA AIRPORT
 @ RB TOB Series 376 1.30%,
     01/07/03                                    11,195              11,195
   RB TOBP (PA-926) 1.70%,
   04/03/03                                      12,960              12,960

+@ ATLANTA, GEORGIA URBAN
   RESIDENTIAL FINANCE AUTHORITY
   M/F Housing RB (Brentwood
     Creek Apartments Project)
     1.65%, 01/07/03                              4,625               4,625
   M/F Housing RB (Brentwood
     Meadows Apartments Project)
     1.65%, 01/07/03                              3,000               3,000
   M/F Housing RB (Brentwood
     Village Apartments Project)
     1.65%, 01/07/03                              6,070               6,070
   M/F Housing RB (Carver
     Redevelopment Phase III
     Project) 1.65%, 01/07/03                     3,500               3,500
   M/F Housing RB (Delmonte
     Brownlee Project) Series 2001A
     1.65%, 01/07/03                              4,600               4,600
   M/F Housing RB (Peaks At
     West Atlanta Apartments
     Project) 1.65%, 01/07/03                     5,000               5,000
   M/F Senior Housing RB (Big
     Bethel Village Project) 1.65%,
     01/07/03                                     4,500               4,500

+@ AUGUSTA, GEORGIA HOUSING
   AUTHORITY
   M/F Housing RB (G-Hope, LP
     Project) 1.65%, 01/07/03                     3,800               3,800

+@ BARTOW COUNTY, GEORGIA
   IDRB (Bartow Paving Co.
     Project) 1.70%, 01/07/03                     2,200               2,200
   IDRB (Matthew Contracting
     Project) 1.65%, 01/07/03                     1,600               1,600

+@ CARTERSVILLE, GEORGIA
   DEVELOPMENT AUTHORITY
   IDRB (Cartersville Facilities
     Project) 1.66%, 01/07/03                     2,200               2,200

+@ CHEROKEE COUNTY, GEORGIA
   IDRB (Universal Alloy) 1.65%,
     01/07/03                                     2,700               2,700

+@ CLAYTON COUNTY, GEORGIA
   IDRB (Wilson Holdings Project)
     1.65%, 01/07/03                                800                 800


See financial notes.

SCHWAB MUNICIPAL MONEY FUND -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ CLAYTON COUNTY, GEORGIA
   HOUSING AUTHORITY
   M/F Housing RB (Hyde Park
     Club Apartments Project)
     1.60%, 01/07/03                             12,295              12,295

+@ COBB COUNTY, GEORGIA HFA
   M/F Housing RB (Walton Green
     Project) 1.65%, 01/07/03                    13,500              13,500
   M/F Housing Revenue
     Refunding Bond (Walton Park
     Apartments Project) 1.60%,
     01/07/03                                    21,100              21,100

+@ COLUMBUS, GEORGIA
   DEVELOPMENT AUTHORITY
   RB (Foundation Properties, Inc.
     Project) 1.70%, 01/07/03                    11,500              11,500
   RB (Foundation Property's, Inc.
     Project) Series 2000 1.35%,
     01/07/03                                     3,950               3,950

+@ COLUMBUS, GEORGIA HOUSING
   AUTHORITY
   M/F Housing RB (Eagles Trace
     Apartments Project) 1.65%,
     01/07/03                                     6,400               6,400

+@ CRISP COUNTY, CORDELE, GEORGIA
   IDA
   IDRB (Georgia Ductile Project)
     1.32%, 01/07/03                             14,600              14,600

+@ DAWSON COUNTY, GEORGIA
   DEVELOPMENT AUTHORITY
   IDRB (World Wide
     Manufacturing Project) 1.70%,
     01/07/03                                     2,700               2,700

+@ DEKALB COUNTY, GEORGIA
   DEVELOPMENT AUTHORITY
   IDRB (Arbor Montessori School
     Project) 1.55%, 01/07/03                     1,100               1,100
   IDRB (Siemens Energy, Inc.
     Project) 1.60%, 01/07/03                     7,500               7,500
   IDRB (Truman Properties, LLC
     Project) 1.70%, 01/07/03                     1,800               1,800

+@ DEKALB COUNTY, GEORGIA HFA
   M/F Housing RB (Brittany
     Apartments Project) 1.65%,
     01/07/03                                     8,000               8,000
   M/F Housing RB (Eagle Trace
     Apartments Project) Series
     1996 1.60%, 01/07/03                         9,050               9,050
   M/F Housing RB (Mountain
     Crest Apartments Project)
     Series 2002A-1 1.65%,
     01/07/03                                     7,915               7,915
   M/F Housing RB (Villas of
     Friendly Heights Apartments
     Project) 1.65%, 01/07/03                     3,575               3,575
   M/F Housing RB (Wesley Clup
     Apartments Project) 1.65%,
     01/07/03                                     5,970               5,970

+@ DOUGLAS COUNTY, GEORGIA IDA
   RB (Blue Circle Project) 1.65%,
     01/07/03                                     3,800               3,800

+@ EFFINGHAM COUNTY, GEORGIA IDA
   RB (Temcor Project) 1.65%,
     01/07/03                                     4,000               4,000

+@ FAYETTE COUNTY, GEORGIA
   DEVELOPMENT AUTHORITY
   Educational Facilities RB
     (Catholic School Properties,
     Inc. Project) 1.55%,
     01/07/03                                    10,200              10,200

+@ FAYETTE COUNTY, GEORGIA
   HOSPITAL AUTHORITY
   Revenue Anticipation Certificate
     (Fayette Community Hospital
     Project) 1.55%, 01/07/03                    10,000              10,000

+@ FORSYTH COUNTY, GEORGIA
   ECONOMIC DEVELOPMENT
   AUTHORITY
   RB (Federal Road, LLC Project)
     1.65%, 01/07/03                              7,000               7,000

 + FULTON COUNTY, GEORGIA BUILDING
   AUTHORITY
   Refunding Revenue Bond Series
   2002C 1.28%, 01/01/04                          4,725               4,782

+@ FULTON COUNTY, GEORGIA
   DEVELOPMENT AUTHORITY
   RB (Atlanta International School
     Project) 1.55%, 01/07/03                     2,700               2,700
   RB (Trinity School Project)
     1.55%, 01/07/03                              7,000               7,000


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   RB (Woodruff Arts Center
     Project) 1.55%, 01/07/03                    10,000              10,000

+@ GAINESVILLE, GEORGIA
   REDEVELOPMENT AUTHORITY
   Educational Facilities RB
     (Riverside Military Project)
     1.55%, 01/07/03                             30,000              30,000

   GEORGIA STATE
   GO Series 2002A 1.86%,
     05/01/03                                    13,695              13,767
   GO Series 2002B 1.87%,
     05/01/03                                    12,320              12,385
+@ GO TOB Series 1003 1.61%,
     01/07/03                                    20,245              20,245
+@ GO TOB Series 18 1.27%,
     01/07/03                                    10,390              10,390
+@ GO TOBP (PA-897) 1.54%,
     01/07/03                                    10,575              10,575

+@ GORDON COUNTY, GEORGIA
   DEVELOPMENT AUTHORITY
   RB (Constantine Dyeing, LLC
     Project) 1.65%, 01/07/03                     5,280               5,280

+@ GWINNETT COUNTY, GEORGIA HFA
   M/F Housing RB 1.55%,
     01/07/03                                     5,000               5,000

+@ HART COUNTY, GEORGIA INDUSTRIAL
   BUILDING AUTHORITY
   IDRB (AWH Corp. Project)
     1.65%, 01/07/03                              4,300               4,300
   IDRB (Dundee Mills Project)
     1.65%, 01/07/03                              2,995               2,995

+@ HOUSTON COUNTY, GEORGIA
   DEVELOPMENT AUTHORITY
   IDRB (Douglas Asphalt County
     Project) 1.65%, 01/07/03                     2,400               2,400

+@ JEFFERSON COUNTY, GEORGIA
   DEVELOPMENT AUTHORITY
   IDRB (Grove River Mills Project)
     Series 1997 1.70%,
     01/07/03                                     2,500               2,500

+@ LAURENS COUNTY, GEORGIA
   DEVELOPMENT AUTHORITY
   Solid Waste Disposal RB
     (Southeast Paper
     Manufacturing Co. Project)
     1.65%, 01/07/03                             51,000              51,000

+@ LAWRENCEVILLE, GEORGIA HOUSING
   AUTHORITY
   M/F Housing RB (Chatham
     Club Apartments Project)
     1.70%, 01/07/03                              7,700               7,700

+@ LOWNDES COUNTY, GEORGIA
   DEVELOPMENT AUTHORITY
   M/F Housing RB (FMPH
     Valdosta, L.P. Project) 1.65%,
     01/07/03                                     4,945               4,945

+@ MACON-BIBB COUNTY, GEORGIA
   HOSPITAL AUTHORITY
   RB (The Medical Center of
     Central Georgia Project)
     Series 1998 1.55%,
     01/07/03                                     4,000               4,000

+@ MILLER COUNTY, GEORGIA
   DEVELOPMENT AUTHORITY
   IDRB (Birdsong Corp. Project)
     1.65%, 01/07/03                              2,800               2,800

 + ROCKDALE COUNTY, GEORGIA WATER
   SEWER AUTHORITY
   RB Series 1999B 1.38%,
     07/01/03                                    12,710              12,953

+@ ROSWELL, GEORGIA HFA
   M/F Housing RB (Gables
     Realty Wood Crossing Project)
     1.55%, 01/07/03                             11,650              11,650

+@ SAVANNAH, GEORGIA ECONOMIC
   DEVELOPMENT AUTHORITY
   RB (Georgia Kaolin, Inc.) 1.65%,
     01/07/03                                    11,000              11,000
   RB (Home Depot Project)
     Series 1995B 1.60%,
     01/07/03                                     5,000               5,000

+@ SAVANNAH, GEORGIA HOUSING
   AUTHORITY
   M/F Housing RB (Indigo Pointe
     Apartments) Series 2001A
     1.65%, 01/07/03                              3,500               3,500
   M/F Housing RB (Live Oak
     Plantation Apartments) Series
     2001A 1.65%, 01/07/03                        2,500               2,500


See financial notes.

SCHWAB MUNICIPAL MONEY FUND -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ SUMMERVILLE, GEORGIA
   DEVELOPMENT AUTHORITY
   RB (Image Industry Project)
     Series 1997 1.29%,
     01/07/03                                    11,000              11,000

+@ WALTON COUNTY, GEORGIA
   DEVELOPMENT AUTHORITY
   RB (Tucker Door & Trim Corp.
     Project) 1.75%, 01/07/03                     2,600               2,600

+@ WEBSTER COUNTY, GEORGIA IDA
   IDRB (Tolleson Lumber Co., Inc.
     Project) 1.65%, 01/07/03                     5,600               5,600

+@ WHITFIELD COUNTY, GEORIGA
   DEVELOPMENT AUTHORITY
   RB (Product Concepts Project)
     1.65%, 01/07/03                                960                 960

+@ WINDER-BARROW COUNTY, GEORGIA
   INDUSTRIAL BUILDING AUTHORITY
   IDRB (Progress Container Corp.
     Project) Series 2000 1.30%,
     01/01/03                                     2,980               2,980

+@ WINDER-BARROW COUNTY, GEORGIA
   JOINT DEVELOPMENT AUTHORITY
   Solid Waste Disposal RB
     1.65%, 01/07/03                              6,000               6,000

+@ WORTH COUNTY, GEORGIA IDA
   Revenue Refunding Bond
     (Seabrook Project) Series
     1996B 1.65%, 01/07/03                        1,300               1,300
                                                                 ----------
                                                                    533,862

   Hawaii 0.6%

+@ HAWAII STATE DEPARTMENT OF
   BUDGET & Finance
   Special Purpose RB TOBP
     (PA-795R) 1.63%, 01/07/03                    9,095               9,095

+@ HAWAII STATE HOUSING FINANCE
   & DEVELOPMENT CORP.
   TOB 1.33%, 01/07/03                            7,765               7,765

+@ HONOLULU, HAWAII CITY & COUNTY
   GO Series 2001C 1.30%,
     12/04/03                                    37,600              37,600
   TECP 1.60%, 01/08/03                          21,000              21,000
                                                                 ----------
                                                                     75,460

   Idaho 0.8%

+@ IDAHO HFA
   Housing RB (Assisted Living
     Concepts Project) 1.80%,
     01/07/03                                     3,380               3,380

   IDAHO STATE
   TAN 1.63%, 06/30/03                           80,000              80,532

+@ IDAHO STATE UNIVERSITY
   FOUNDATION, INC.
   RB (L. E. & Thelma Stevens
     Project) 1.20%, 01/07/03                     3,800               3,800
                                                                 ----------
                                                                     87,712

   Illinois 6.1%

+@ AURORA, ILLINOIS
   M/F Housing RB (Apartments
     at Fox Valley) Series 1999A
     1.50%, 01/07/03                              9,445               9,445

+@ CAROL STREAM, ILLINOIS
   M/F Housing Revenue
     Refunding Bond (St. Charles
     Square Project) 1.80%,
     01/07/03                                     4,415               4,415

+@ CENTRALIA, ILLINOIS IDA
   RB (Consolidated Foods Corp. &
     Hollywood Brands, Inc. Project)
     1.55%, 01/07/03                             10,000              10,000

+@ CHICAGO, ILLINOIS
   GO Series B 1.60%, 01/07/03                   20,000              20,000
   IDRB (Morse Automotive
     Project) Series 1995 1.65%,
     01/07/03                                     1,600               1,600
   RB (Homestart Program)
     Series 2000A 1.65%,
     01/07/03                                    20,000              20,000
   S/F Mortgage RB TOB Series
     1999N 1.33%, 01/07/03                        7,675               7,675
   Water Second Lien RB 1.55%,
     01/07/03                                     2,000              2,000

+@ CHICAGO, ILLINOIS BOARD OF
   EDUCATION
   Unlimited Tax GO TOB 1.26%,
     01/07/03                                     7,120               7,120

 + CHICAGO, ILLINOIS EMERGENCY
   TELEPHONE SYSTEM
   GO 1.70%, 01/01/03                            15,195              15,499


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ CHICAGO, ILLINOIS METROPOLITAN
   WATER RECLAMATION DISTRICT
   RB Series 2002A 1.45%,
     01/07/03                                    47,100              47,100

+@ CHICAGO, ILLINOIS MIDWAY AIRPORT
   RB TOB 1.61%, 01/07/03                        24,480              24,480

+@ CHICAGO, ILLINOIS O'HARE
   INTERNATIONAL AIRPORT
   RB (ACES General Airport
     Second Lien) Series B1 1.61%,
     01/07/03                                    26,100              26,100
   RB (ACES General Airport
     Second Lien) Series B2
     1.61%, 01/07/03                             13,300              13,300
   Special Facility RB (O'Hare
     Technical Center II Project)
     1.68%, 01/07/03                             15,500              15,500
   Special Facility RB 1.60%,
     01/07/03                                    41,484              41,484
   Special Facility RB TOB Series
     2001B6 1.70%, 01/07/03                      11,070              11,070
   Special Facility Revenue
     Refunding Bond (American
     Airlines Project) 1.80%,
     01/01/03                                     3,065               3,065
   Special Facility Revenue
     Refunding Bond (Lufthansa
     German Project) 1.55%,
     01/07/03                                    43,770              43,770

+@ CHICAGO, ILLINOIS WATERWORKS
   Senior Lien RB TOB 1.61%,
     01/07/03                                    12,975              12,975

+@ EAST DUNDEE, KANE & COOK
   COUNTIES, ILLINOIS
   IDRB (Otto Engine Project)
     1.68%, 01/07/03                              2,040               2,040

+@ ELMHURST, ILLINOIS
   IDRB (ELM Machining Corp.
     Project) 1.80%, 01/07/03                     2,090               2,090

+@ GILBERTS, ILLINOIS SPECIAL SERVICE
   AREA NO. 10
   RB (Timber Trails Project)
     1.70%, 01/07/03                              6,185               6,185

+@ GLENDALE HEIGHTS, ILLINOIS
   IDRB (York Corrugated
     Container Project) 1.40%,
     01/07/03                                     1,200               1,200

+@ HAMPSHIRE, ILLINOIS
   IDRB (Poli-Film America
     Project) Series 1998A 1.65%,
     01/07/03                                     4,700               4,700

+@ ILLINOIS DEVELOPMENT FINANCE
   AUTHORITY
   IDRB (Arc Tronics, Inc. Project)
     1.75%, 01/07/03                              2,395               2,395
   IDRB (Camcraft, Inc. Project)
     1.90%, 01/07/03                              2,400               2,400
   IDRB (Catholic Charities)
     1.85%, 01/07/03                                910                 910
   IDRB (Molding Project) 1.80%,
     01/07/03                                     4,300               4,300
   IDRB (Presbyterian Home
     Lake) Series 1996A 1.70%,
     01/07/03                                     6,000               6,000
   IDRB (Radiological Society
     Project) Series 1997 1.60%,
     01/07/03                                     3,980               3,980
   IDRB (River Graphics Corp.
     Project) Series 1996 1.80%,
     01/07/03                                     2,690               2,690
   RB (Catholic Charities Housing
     Project) Series 1993A 1.85%,
     01/07/03                                     9,160               9,160
   RB (Chicago Academy of
     Science Project) 1.70%,
     01/07/03                                     2,715               2,715
   RB (Chicago Academy of
     Science Project) Series 1998
     1.70%, 01/07/03                              5,700               5,700
   RB (Chicago Horticultural
     Society Project) 1.70%,
     01/07/03                                    15,000              15,000
   RB (Korex Corp. Project) 1.05%,
     01/07/03                                     4,000               4,000
   RB (Lake Forest Academy
     Project) 1.70%, 01/07/03                     2,000               2,000
   RB (Loyola Academy Project)
     1.70%, 01/07/03                             16,845              16,845
   RB (McCormick Theological
     Project) Series 2001B 1.70%,
     01/07/03                                    14,500              14,500
   RB (Palos Common Hospital
     Project) Series 1998 1.60%,
     01/07/03                                    10,000              10,000


See financial notes.

SCHWAB MUNICIPAL MONEY FUND -- Financials

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   RB (Presbyterian Homes
     Project) 1.70%, 01/02/03                     9,000               9,000
   RB (Roll Service, Inc. Project)
     1.75%, 01/07/03                              2,230               2,230
   RB (Slovak American Charitable
     Project) 1.70%, 01/07/03                     8,000               8,000
   RB (St. Ignatius College Prep.
     Project) 1.70%, 01/07/03                     4,700               4,700
   RB (Variable Rest Haven Illiana
     Christian) 1.49%, 01/07/03                   6,495               6,495
   RB (Wheaton Academy Project)
     1.70%, 01/07/03                              8,000               8,000
   Residential Rental RB (River
     Oak Project) 1.62%,
     01/07/03                                    32,000              32,000
   Revenue Refunding Bond
     (Francis W. Parker Project)
     1.55%, 01/07/03                              2,500               2,500
   Water Facilities Revenue
     Refunding Bond (Illinois
     American Water Co. Project)
     1.65%, 01/07/03                              5,000               5,000

+@ ILLINOIS EDUCATIONAL FACILITIES
   TOB 1.65%, 01/07/03                            2,000               2,000

+@ ILLINOIS EDUCATIONAL FACILITY
   AUTHORITY
   RB (Chicago Historical Society)
     1.55%, 01/07/03                              7,900               7,900

+@ ILLINOIS HDA
   M/F Mortgage Revenue
     Refunding Bond (Hyde Park
     Tower Apartments Project)
     Series 2000A 1.75%,
     01/07/03                                     4,500               4,500

+@ ILLINOIS HEALTH FACILITY AUTHORITY
   RB (Bensenville Home Society
     Project) Series 1989A 1.55%,
     01/07/03                                     2,175               2,175
   RB (Washington & Jane Smith
     Home) Series 1991 1.60%,
     01/07/03                                     2,800               2,800

+@ ILLINOIS METROPOLITAN PIER AND
   EXPO AUTHORITY
   TOB (McCormick Place
     Exposition Project) 1.61%,
     01/07/03                                    24,145              24,145

+@ ILLINOIS REGIONAL TRANSPORTATION
   AUTHORITY
   GO TOB 1.61%, 01/07/03                         9,730               9,730

+@ ILLINOIS STATE
   GO TOB 1.61%, 01/07/03                        28,125              28,125
   GO TOB Series 2001-2 1.68%,
     01/07/03                                     5,000               5,000

+@ ILLINOIS STATE CIVIC CENTER
   Dedicated Tax TOB Series N
     1.28%, 01/07/03                              2,940               2,940

   ILLINOIS STATE TOLL HIGHWAY
   AUTHORITY
   Highway Priority RB Series
     1992A 1.75%, 01/01/03                       20,000              20,400

+@ ILLINOIS STUDENT ASSISTANCE
   COMMISSION
   Student Loan RB Series 1996A
     1.60%, 01/07/03                              7,700               7,700

+@ ILLINOIS VARIOUS COUNTIES
   GO TOB 1.61%, 01/07/03                        12,055              12,055

+@ LOMBARD, ILLINOIS
   Industrial Development Revenue
     Refunding Bond (B & H
     Partnership Project) 1.90%,
     01/07/03                                     1,850               1,850

+@ METROPOLITAN ILLINOIS PIER &
   EXPOSITION AUTHORITY
   Dedicated Tax RB TOB Series
     A42 1.65%, 01/07/03                         18,490              18,490

+@ NEW LENOX, ILLINOIS
   IDRB (Panduit Corp. Project)
     1.65%, 01/07/03                              4,400               4,400

+@ OAK FOREST, ILLINOIS
   RB (Homewood Pool-South
     Suburban Mayors & Managers
     Association Project.) 1.60%,
     01/07/03                                    10,000              10,000

+@ ORLAND PARK, ILLINOIS
   IDRB (Orland Properties Project)
     1.80%, 01/07/03                                860                 860

+@ PALATINE, ILLINOIS SPECIAL
   FACILITIES
   Limited Obligation RB (Little
     City Community Development
     Project) 1.70%, 01/07/03                     4,000               4,000


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ RICHTON PARK, ILLINOIS
   IDRB (Avatar Corp. Project)
     1.80%, 01/07/03                              1,900               1,900

+@ ROCKFORD, ILLINOIS
   IDRB (Industrial Welding Supply,
     Inc. Project) 1.80%, 01/07/03                2,000               2,000
   IDRB (Ring Can Corp. Project)
     1.65%, 01/07/03                              1,800               1,800

+@ Tinley Park, Illinois IDA
   RB (Beverly Manufacturing Co.
     Project) Series 1997A 1.60%,
     01/07/03                                     2,270               2,270

+@ UNIVERSITY OF ILLINOIS
   RB Merlot TOB Series 2000S
     1.65%, 01/07/03                              3,500               3,500

+@ WILL-KANKAKEE, ILLINOIS
   Regulated Development
   Authority
   IDRB (Toltec Steel Services, Inc.
   Project) 1.57%, 01/07/03                       8,250               8,250

+@ YORKVILLE, ILLINOIS
   IDRB (F.E. Wheaton & Co., Inc.
     Project) Series 1996 1.80%,
     01/07/03                                     1,210               1,210
                                                                 ----------
                                                                    723,333

   Indiana 1.1%

+@ ELKHART COUNTY, INDIANA
   Economic Development RB
     (White Plains Apartments
     Project) Series 1998A 1.80%,
     01/07/03                                     1,950               1,950

+@ GARY, INDIANA REDEVELOPMENT
   DISTRICT
   Economic Growth RB Series
     2001A 1.30%, 01/07/03                       10,160              10,160

+@ INDIANA DEVELOPMENT FINANCE
   AUTHORITY
   IDRB (Cives Corp. Project)
     Series 1998 1.65%, 01/07/03                  7,150               7,150

   INDIANA HEALTH FACILITY FINANCING
   AUTHORITY
   RB (Ascension Health Credit
     Group) Series 2001A-2 1.83%,
     07/03/03                                    25,000              25,000

+@ RB (Capital Accessment
   Designated Pool Project)
   1.55%, 01/07/03                               14,500              14,500

+@ INDIANA STATE DEVELOPMENT
   FINANCE AUTHORITY
   IDRB (Big Sky Park Project)
     1.68%, 01/07/03                              5,800               5,800
   IDRB (Republic Services, Inc.
     Project) 1.70%, 01/01/03                     4,250               4,250

+@ INDIANA STATE HFA
   S/F Mortgage RB TOB Series
     2000P 1.35%, 01/07/03                        7,990               7,990

+@ INDIANA STATE HOUSING
   TOB Series 1999A 1.33%,
     01/07/03                                     9,995               9,995

+@ INDIANA THERMAL ENERGY SYSTEM
   RB TOB 1.61%, 01/07/03                         9,900               9,900

+@ INDIANA UNIVERSITY, INDIANA
   RB 1.50%, 01/07/03                             5,561               5,561

+@ INDIANAPOLIS, INDIANA
   M/F Housing RB (Nora Pines
     Apartments Project) 1.65%,
     01/07/03                                     5,000               5,000

+@ ST. JOSEPH COUNTY, INDIANA
   Economic Development RB
     (Pine Oaks Apartments
     Project) Series 1997A 1.80%,
     01/07/03                                     1,000               1,000
   Economic Development RB
     Series 1997B 1.80%,
     01/07/03                                     3,430               3,430
   Educational Facilities RB
     (University of Notre Dame)
     1.10%, 01/07/03                              4,200               4,200

+@ UNIVERSITY OF SOUTHERN INDIANA
   AUXILIARY SYSTEM
   RB Series 2001B 1.55%,
     01/07/03                                    10,700              10,700

+@ VIGO COUNTY, INDIANA
   Economic Development RB
     (Sister's Providence Project)
     1.35%, 01/07/03                              3,500               3,500
                                                                 ----------
                                                                    130,086


See financial notes.

SCHWAB MUNICIPAL MONEY FUND -- Financials

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
Iowa 0.7%
+@ IOWA STATE SCHOOL CASH
   ANTICIPATION PROGRAM
   TRAN 1.65%, 06/20/03                          50,000              50,252

+@ IOWA STUDENT LOAN LIQUIDITY CORP.
   Student Loan RB Series 1988B
     1.55%, 01/07/03                             33,600              33,600

+@ SAINT JOSEPH COUNTY, IOWA
   ECONOMICAL DEVELOPMENT
   AUTHORITY
   RB (Western Manor Project)
     1.80%, 01/07/03                              2,130               2,130
                                                                 ----------
                                                                     85,982

Kansas 1.0%

+@ KANSAS DEPARTMENT OF
   TRANSPORTATION HIGHWAY
   RB TOB Series 1999 1.61%,
     01/07/03                                    37,500              37,500

   OLATHE, KANSAS
   Temporary GO Series 2002A
     1.84%, 06/01/03                             41,785              41,941

+@ WICHITA, KANSAS
   Airport Facilities Revenue
     Refunding Bond (Cessna
     Service Center Project) 1.75%,
     01/07/03                                    11,245              11,245
   Airport Facilities Revenue
     Refunding Bond (Flight Safety
     International, Inc. Project)
     1.63%, 01/07/03                             26,170              26,170
                                                                 ----------
                                                                    116,856

   Kentucky 1.7%

+@ ELIZABETHTOWN, KENTUCKY
   IDRB (Aztec Project) 1.65%,
     01/07/03                                     3,000               3,000

+@ JEFFERSON COUNTY, KENTUCKY
   M/F Housing Revenue
     Refunding Bond (Camden
     Brookside Project) 1.30%,
     01/07/03                                     8,900               8,900

+@ JEFFERSON COUNTY, KENTUCKY
   SPORTS STADIUM
   RB (University of Louisville
     Athletic Department) 1.70%,
     01/07/03                                     4,800               4,800

+@ KENTUCKY CORPORATE HOUSING
   RB Merlot TOB Series 2000U
     1.70%, 01/07/03                              9,685               9,685
   RB TOB Series 1998W 1.33%,
     01/07/03                                    19,320              19,320

+@ KENTUCKY HIGHER EDUCATION
   STUDENT LOAN CORP.
   Insured Student Loan RB Series
   1991E 1.65%, 01/07/03                         42,600              42,600
   Insured Student Loan RB Series
     1996A 1.65%, 01/07/03                       23,850              23,850

+@ KENTUCKY HOUSING CORP.
   Housing RB TOB Series 2002A
     1.70%, 01/07/03                              5,995               5,995
   S/F Mortgage RB TOBP
     (PT-628) 1.68%, 01/07/03                     2,575               2,575

   KENTUCKY INTERLOCAL SCHOOL
   TRANSPORTATION ASSOCIATION
   TRAN 1.64%, 06/30/03                          42,663              42,944

+@ LOUISVILLE & JEFFERSON COUNTIES,
   KENTUCKY METRO SEWER DISTRICT
   TOB Series A 1.61%, 01/07/03                   6,115               6,115

+@ LOUISVILLE & JEFFERSON COUNTIES,
   KENTUCKY REGIONAL AIRPORT
   AUTHORITY
   Special Facilities RB (UPS
     Project) Series 1999C 1.70%,
     01/01/03                                    13,550              13,550

+@ MURRAY, KENTUCKY IDA
   Revenue Refunding Bond (Dean
     Foods Co. Project) 1.65%,
     01/07/03                                     6,000               6,000

+@ RICHMOND, KENTUCKY
   IDRB (Mikron Project) 1.65%,
     01/07/03                                     7,175               7,175

+@ WICKLIFFE, KENTUCKY
   Pollution Control & Solid Waste
     Disposal Revenue Refunding
     Bond (Westvaco Corp. Project)
     1.55%, 01/07/03                              4,250               4,250


See financial notes

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ WILSON COUNTY, KENTUCKY IDB
   RB (Perma Pipe Project) 1.50%,
     01/07/03                                     3,150               3,150
                                                                 ----------
                                                                    203,909
   Louisiana 0.9%

+@ CALCASIEU PARISH, LOUSIANA IDB
   IDRB (Weingarten Realty
     Project) 1.60%, 01/07/03                     1,990               1,990

+@ LAFAYETTE PARISH, LOUISIANA
   IDRB (Westwood Village
     Project) 1.60%, 01/07/03                     3,735               3,735

+@ LAKE CHARLES, LOUISIANA HARBOR
   & TERMINAL DISTRICT
   Dock & Wharf RB (Conoco, Inc.
     Project) 1.70%, 01/07/03                    10,500              10,500

+@ NEW ORLEANS, LOUISIANA AVIATION
   BOARD
   RB Series 1993B 1.60%,
     01/07/03                                     5,460               5,460

+@ OUACHITA PARISH, LOUISIANA IDB
   IDRB (Sulzer Escher Wyss, Inc.
     Project) 1.65%, 01/07/03                     1,500               1,500

   ST. JAMES PARISH, LOUISIANA
   Pollution Control Revenue
     Refunding TECP (Texaco
     Project) Series 1988A 1.10%,
     03/11/03                                    36,500              36,500
   Pollution Control Revenue
     Refunding TECP (Texaco
     Project) Series 1988B 1.10%,
     03/11/03                                    44,030              44,030
                                                                 ----------
                                                                    103,715
Maryland 0.6%

+@ BALTIMORE COUNTY, MARYLAND
   Consolidated Public TECP
     1.05%, 03/05/03                             20,000              20,000

+@ MARYLAND STATE COMMUNITY
   HOUSING DEVELOPMENT
   ADMINISTRATION DEPARTMENT
   S/F Mortgage Revenue TOBP
     (PA-634) 1.63%, 01/07/03                     6,870               6,870
   TOB Series 1999G 1.33%,
     01/07/03                                    32,335              32,335

+@ MARYLAND STATE ECONOMIC
   DEVELOPMENT CORP.
   Economic Development RB
     (Hunter Douglas Project) 1.65%,
     01/07/03                                     3,400               3,400
   IDRB (Dixon Valve Project)
     1.70%, 01/07/03                              2,615               2,615

+@ MARYLAND STATE ENERGY
   FINANCING ADMINISTRATION
   Limited Obligation Local District
   RB (Comfort Link Project)
     1.65%, 01/07/03                             10,000              10,000
                                                                 ----------
                                                                     75,220
   Massachusetts 1.5%

   FALMOUTH, MASSACHUSETTS
   BAN 1.60%, 01/24/03                            3,895               3,896

   GATEWAY, MASSACHUSETTS
   REGIONAL SCHOOL DISTRICT
   BAN 1.60%, 01/31/03                            5,000               5,004

+@ MASSACHUSETTS INDUSTRIAL
   FINANCE AUTHORITY
   IDRB (Arkansas Electronic
     Products Corp. Project) 1.70%,
     01/07/03                                     2,600               2,600

   MASSACHUSETTS STATE
   Consolidated Loan GO Series
     2002A 1.50%, 01/01/03                        5,000               5,000
+  TECP Series 2001G 1.15%,
     02/14/03                                    60,000              60,000
+@ TOB Series 2001O 1.52%,
   01/07/03                                       2,785               2,785
+@ TOB Series 2002C 1.52%,
     01/07/03                                     3,485               3,485

+@ MASSACHUSETTS STATE HEALTH &
   EDUCATIONAL FACILITIES AUTHORITY
   RB (Capital Assets Program)
     Series 1985D 1.65%,
     01/01/03                                     9,315              9,315
   RB (Milliams College) Series
     1993E 1.61%, 01/07/03                        5,405               5,405
   RB TOB Series 2002D 1.52%,
     01/07/03                                    10,510              10,510

+@ MASSACHUSETTS STATE HOUSING
   FINANCE AGENCY
   S/F Housing RB Series K
     1.35%, 03/12/03                             10,950              10,950


See financial notes

SCHWAB MUNICIPAL MONEY FUND -- Financials

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ MASSACHUSETTS STATE WATER
   POLLUTION ABATEMENT TRUST
   Water Pollution TOB Series
     1999N 1.60%, 01/07/03                       16,500              16,500

+@ MASSACHUSETTS WATER
   RESOURCES AUTHORITY
   TECP 1.45%, 01/17/03                          21,865              21,865

   NORWELL, MASSACHUSETTS
   BAN 1.65%, 02/21/03                            7,110               7,121

   TEWKSBURY, MASSACHUSETTS
   0BAN 1.65%, 02/21/03                           7,104               7,110
                                                                -----------
                                                                    171,546

   Michigan 3.6%

+@ ANN ARBOR, MICHIGAN ECONOMIC
   DEVELOPMENT CORP.
   Limited Obligation RB (Glacier
     Hills, Inc. Project) Series
     2000A 1.62%, 01/07/03                       23,245              23,245
   Limited Obligation RB (Glacier
     Hills, Inc. Project) Series
     2000B 1.62%, 01/07/03                        9,325               9,325

+@ DETRIOT, MICHIGAN SEWAGE
   DISPOSAL SYSTEM
   RB TOB Series 2002G 1.26%,
     01/07/03                                     4,260               4,260

+@ DETROIT, MICHIGAN CITY SCHOOL
   DISTRICT
   GO TOB Series 2002A 1.26%,
     01/07/03                                     4,620               4,620

+@ DETROIT, MICHIGAN SEWAGE
   DISPOSAL SYSTEM
   RB TOB Series 1999A 1.61%,
     01/07/03                                    34,650              34,650

+@ GEORGETOWN TOWNSHIP, MICHIGAN
   ECONOMIC DEVELOPMENT CORP.
   Limited Obligation RB (Sunset
     Manor, Inc. Project) 1.62%,
     01/07/03                                     9,180               9,180

+@ GRAND RAPIDS, MICHIGAN
   ECONOMIC DEVELOPMENT CORP.
   RB (Amway Hotel Corp. Project)
     Series 1991A 1.40%,
     01/07/03                                     8,755               8,755

+@ MICHIGAN COMPREHENSIVE
   TRANSPORTATION
   Revenue Refunding Bond Series
     2002A 1.85%, 05/15/03                       10,655              10,699

+@ MICHIGAN STATE BUILDING
   AUTHORITY
   TECP 1.15%, 01/23/03                          59,000              59,000

+@ MICHIGAN STATE HDA
   TOBP (PT-556) 1.63%,
     01/07/03                                     3,630               3,630

+@ MICHIGAN STATE HOSPITAL
   FINANCE AUTHORITY
   RB (Martin Luther Memorial
     Home, Inc. Project) 1.70%,
     01/07/03                                     7,925               7,925

   MICHIGAN STATE HOUSING
   DEVELOPMENT AUTHORITY
   RB Series D 1.40%, 12/01/03                   17,000              17,000

+@ MICHIGAN STATE STRATEGIC FUND
   Limited Obligation RB (Advance
     Plastics Corp.) 1.35%,
     01/07/03                                     2,130               2,130
   Limited Obligation RB (American
     Cancer Society Great Lakes)
     1.25%, 01/07/03                              5,570               5,570
   Limited Obligation RB (Detroit
     Symphony Orchestra Project)
     Series 2001A 1.80%,
     01/07/03                                    14,800              14,800
   Limited Obligation RB (EPI
     Printers, Inc. Project) 1.35%,
     01/07/03                                     1,200               1,200
   Limited Obligation RB (John
     Widdicomb Co. Project) 1.50%,
     01/07/03                                       990                 990
   Limited Obligation RB
     (Manufacturer's Project) Series
     1991 1.50%, 01/07/03                           840                 840
   Limited Obligation RB
     (Mechanics Uniform Rental
     Project) 1.35%, 01/07/03                     1,000               1,000
   Limited Obligation RB
     (Orchestra Place Renewal
     Project) 1.28%, 01/07/03                    15,000              15,000
   Limited Obligation RB (United
     Machining Project) Series 1998
     1.35%, 01/07/03                              5,000               5,000


See financial notes

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   Limited Obligation RB Series
     1998B 1.35%, 01/07/03                        1,415               1,415

+@ MICHIGAN STATE TRUNK LINE
   Revenue Refunding TOB Series
     1998A 1.68%, 01/07/03                       46,666              46,666

+@ OAKLAND COUNTY, MICHIGAN
   ECONOMIC DEVELOPMENT CORP.
   Limited Obligation RB (Husky
     Envelope Products, Inc.
     Project) 1.35%, 01/07/03                     2,620               2,620
   Limited Obligation RB (Pontiac
     Vision Schools Project) 1.25%,
     01/07/03                                    10,200              10,200

+@ WAYNE CHARTER COUNTY,
   MICHIGAN AIRPORT
   RB (Detroit Metropolitan Wayne
     County Airport Project) 1.61%,
     01/07/03                                    89,500              89,500
   RB (Detroit Metropolitan Wayne
     County Airport Project) Series
     2002A 1.55%, 01/07/03                       41,700              41,700
                                                                -----------
                                                                    430,920
Minnesota 2.4%

+@ BLOOMINGTON, MINNESOTA PORT
   AUTHORITY
   Special Tax Revenue Refunding
   Bond (Mall of America
   Project) Series 1999B 1.10%,
   01/07/03                                      10,000              10,000

+@ DAKOTA COUNTY, MINNESOTA
   COMMUNITY DEVELOPMENT AGENCY
   S/F RB TOBP (PT-627) 1.68%,
     01/07/03                                     7,245               7,245

+@ HENNEPIN COUNTY, MINNESOTA
   Unlimited GO Series 1996C
     1.40%, 01/07/03                              2,650               2,650

+@ HENNEPIN COUNTY, MINNESOTA
   HOUSING & REDEVELOPMENT
   AUTHORITY
   M/F Housing RB (City
     Apartments at Loring Park)
     1.80%, 01/07/03                              2,600               2,600
   M/F Housing Revenue
     Refunding Bond (Stone Arch
     Apartments Project) 1.75%,
     01/07/03                                     2,800               2,800

+@ MENDOTA HEIGHTS, MINNESOTA
   IDRB (Dakota Business Plaza
     Project) 1.90%, 01/07/03                     2,300               2,300

 + MINNEAPOLIS ST. PAUL, MINNESOTA
   METROPOLITAN AIRPORTS
   COMMISSION
     RB Series 2000B 1.35%,
     01/01/04                                     2,875               2,993

 + MINNEAPOLIS ST. PAUL, MINNESOTA
   AIRPORT COMMISSION
   TECP
     1.40%, 01/06/03                              7,000               7,000
     1.65%, 01/09/03                             10,000              10,000
     1.10%, 02/05/03                             20,000              20,000
     1.15%, 02/05/03                              7,500               7,500

   MINNESOTA SCHOOL DISTRICT
   Tax & Aid Anticipation
     Borrowing Program COP
     1.47%, 08/20/03                             42,745              42,953

+@ MINNESOTA STATE
   Agriculture & Economic
     Development RB (Evangelical
     Lutheran Project) 1.35%,
     01/07/03                                     7,800               7,800

+@ MINNESOTA STATE HFA
   Residential Housing RB Series
     2001B 1.35%, 08/28/03                       30,600              30,600
   Residential Housing RB Series
     2001C 1.35%, 08/28/03                       10,000              10,000
   S/F Housing RB Series 2001D
     1.35%, 08/28/03                             19,920              19,920

+@ MINNESOTA STATE HIGHER
   EDUCATION FACILITIES AUTHORITY
   RB (Carleton College) Series
     2000G 1.05%, 01/07/03                       12,950              12,950
   RB (St. Thomas University
     Project) 1.60%, 01/07/03                     9,700               9,700
   RB (St. Thomas University
     Project) Series 5-L 1.60%,
     01/07/03                                     4,000               4,000


See financial notes.

SCHWAB MUNICIPAL MONEY FUND -- Financials

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   ROCHESTER, MINNESOTA HEALTH
   CARE FACILITY
+@ RB TOB Series 177 1.26%,
     01/07/03                                     7,130               7,130
     TECP Series A
      1.15%, 02/06/03                             3,400               3,400
      1.30%, 02/11/03                            59,650              59,650

+@ ST. LOUIS PARK, MINNESOTA
   M/F Housing RB (At the Park
   Project) Series 2002A 1.70%,
   01/07/03                                       3,300               3,300
                                                                -----------
                                                                    286,491
   Mississippi 0.8%

+@ MISSISSIPPI BUSINESS FINANCE
   AUTHORITY
   IDRB (Clopay Building Products
     Co. Project) Series 1999
     1.65%, 01/07/03                              3,300               3,300

+@ MISSISSIPPI BUSINESS FINANCIAL
   CORP.
   IDRB (Electric Mills Wood
     Project) 1.45%, 01/07/03                     5,000               5,000
   IDRB (Omega Motion Project)
     Series 1996 1.65%,
     01/07/03                                     5,000               5,000

+@ MISSISSIPPI DEVELOPMENT BANK
   Special Obligation TOBP
     (PT-520) 1.58%, 01/07/03                    38,365              38,365

+@ MISSISSIPPI HFA
   S/F Housing TOB Series
     1997G 1.33%, 01/07/03                       10,655              10,655

+@ MISSISSIPPI HOSPITAL EQUIPMENT
   & FACILITIES AUTHORITY
   RB (Baptist Memorial Hospital
     Project) 1.55%, 01/07/03                    17,460              17,460

+@ MISSISSIPPI STATE
   GO Refunding TOB 1.61%,
     01/07/03                                    14,880              14,880
                                                                -----------
                                                                     94,660

   Missouri 0.4%

+@ MISSOURI HIGHER EDUCATION
   LOAN AUTHORITY
   Student Loan RB Series 1988A
     1.65%, 01/07/03                             13,800              13,800

+@ MISSOURI STATE DEVELOPMENT
   FINANCE BOARD
   IDRB (Milbank Manufacturing
     Co. Project) 1.80%, 01/07/03                 3,000               3,000

+@ MISSOURI STATE HEALTH &
   EDUCATIONAL FACILITIES AUTHORITY
   Health Facilities RB (National
     Benevolent Association Project)
     1.55%, 01/07/03                              2,695               2,695

+@ MISSOURI STATE HOUSING
   DEVELOPMENT COMMISSION
   Mortgage RB TOBP (PA-847)
     1.63%, 01/07/03                                 35                  35

   ST. LOUIS, MISSOURI GENERAL
   FUND
   TRAN 1.67%, 06/26/03                          20,000              20,114

+@ ST. LOUIS, MISSOURI IDA
   RB (Kessler Container Project)
     1.65%, 01/07/03                              2,300               2,300

+@ WASHINGTON, MISSOURI IDA
   RB (Pauwels Transformer
     Project) 1.82%, 01/07/03                     3,200               3,200
                                                                -----------
                                                                     45,144

   Montana 0.0%

+@ CLAY COUNTY, MONTANA
   IDRB (KC Salad Real Estate
     Project) 1.70%, 01/07/03                     1,900               1,900

   Nebraska 0.5%

+@ DODGE COUNTY, NEBRASKA
   IDRB (Oilgear Project) 1.60%,
     01/07/03                                     1,390               1,390

+@ NEBRASKA INVESTMENT FINANCE
   AUTHORITY
   S/F Housing RB Merlot TOB
     Series 2000O 1.70%,
     01/07/03                                     3,420               3,420
   S/F Housing RB TOB Series
     1998X 1.33%, 01/07/03                       10,735              10,735

   NEBRASKA PUBLIC POWER DISTRICT
   Power Supply System RB
     1.67%, 01/01/03                             13,000              13,260
   Power Supply System RB
     1.85%, 01/01/03                              7,690               7,844


See finanacial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ STANTON COUNTY, NEBRASKA
   IDRB (Nucor Corp. Project)
     Series 1996 1.90%,
     01/07/03                                    19,300              19,300
                                                                -----------
                                                                     55,949

   Nevada 1.8%

+@ CLARK COUNTY, NEVADA AIRPORT
   REVENUE SYSTEMS
   Subordinated Lien RB Series
     1999B1 1.55%, 01/07/03                      34,960              34,960

+@ CLARK COUNTY, NEVADA AIRPORT
   Airport Improvement System
     Subordinated Lien RB Series
     1995A2 1.61%, 01/07/03                       1,200               1,200

 + CLARK COUNTY, NEVADA SCHOOL
   DISTRICT
 @ TOB Series 2000-5 1.27%,
     01/07/03                                    19,935              19,935
   TOB Series 2001F 1.35%,
    06/25/03                                     21,715              21,715

+@ CLARK COUNTY, NEVADA
   Economic Development RB
     (University of Nevada Las
     Vegas Project) 1.60%,
     01/07/03                                       560                560

 + LAS VEGAS, NEVADA VALLEY
   TECP 1.15%, 01/07/03                          50,000              50,000

+@ NEVADA HOUSING DIVISION
   M/F Housing RB (Apache Pines
     Apartments Project) Series
     1999A 1.63%, 01/07/03                        7,415               7,415
   M/F Housing RB Series 1989A
     1.65%, 01/07/03                              5,200               5,200
   Multi-Unit Housing RB
     (Banbridge Apartment Project)
     Series 2000A 1.63%,
     01/07/03                                     3,960               3,960
   Multi-Unit Housing RB (City
     Center Project) Series 2000A
     1.63%, 01/07/03                              9,350               9,350
   Multi-Unit Housing RB
     (Oakmont Project) 1.63%,
     01/07/03                                     4,350               4,350
   Multi-Unit Housing RB (Reno
     Apartments Project) Series
     2002A 1.63%, 01/07/03                       17,850              17,850
   Multi-Unit Housing RB (Silver
     Pines Apartments) Series
     2002A 1.65%, 01/07/03                        5,400               5,400
   Multi-Unit Housing RB (St
     Rose Apartments Project)
     Series 2002A 1.63%,
     01/07/03                                    14,770              14,770

+@ WASHOE COUNTY, NEVADA
   GO TOB 1.68%, 01/07/03                        21,000              21,000
                                                                -----------
                                                                    217,665

   New Hampshire 0.3%

+@ NEW HAMPSHIRE HEALTH &
   EDUCATION FACILITIES AUTHORITY
   RB (Dartmouth Hitchcock
     Obligation) Series 2001A
     1.20%, 01/07/03                             16,200              16,200

+@ NEW HAMPSHIRE STATE HFA
   S/F Housing RB TOB Series
     1998G 1.33%, 01/07/03                        4,910               4,910
   S/F RB TOB Series 1998U
     1.33%, 01/07/03                              9,995               9,995
                                                                -----------
                                                                     31,105

   New Jersey 2.3%

   EAST BRUNSWICK, NEW JERSEY
   BAN 2.05%, 03/19/03                           12,000              12,024

+@ NEW JERSEY ECONOMIC
   DEVELOPMENT AUTHORITY
   RB (Catholic Community
     Services Project) 1.45%,
     01/07/03                                       200                 200

+@ NEW JERSEY SPORTS & EXPOSITION
   AUTHORITY
   RB Series 1992C 1.50%,
     01/07/03                                     2,100               2,100

   NEW JERSEY STATE
   TRAN
     1.15%, 06/12/03                              5,000               5,041
     1.48%, 06/12/03                             22,000              22,146
     1.50%, 06/12/03                            100,000             100,656

+  NEW JERSEY STATE HOUSING &
   MORTGAGE FINANCE AGENCY
   RB TOBP (PT-285) 1.55%,
     01/09/03                                       705                 705


See financial notes.

SCHWAB MUNICIPAL MONEY FUND -- Financials

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ NEW JERSEY STATE LEHMAN
   BROTHERS TRUST RECEIPTS
   TOB (Regulation D) Series
     L34J 1.65%, 01/07/03                        47,000              47,000

+@ NEW JERSEY STATE TRANSPORTATION
   CORP.
   TOB Series 148 1.15%,
   01/07/03                                       2,305               2,305

+@ NEW JERSEY STATE TURNPIKE
   AUTHORITY
   RB Series 1991D 1.35%,
     01/07/03                                    36,000              36,000

+@ NORTH HUDSON, NEW JERSEY
   SEWAGE AUTHORITY
   RB Series 2001B 1.50%,
   01/07/03                                       3,450               3,450

   SUSSEX COUNTY, NEW JERSEY
   BAN 1.79%, 06/06/03                            6,000               6,024

+@ UNION COUNTY, NEW JERSEY
   IMPROVEMENT AUTHORITY
   RB (Cedar Glen Housing Corp.)
   Series 2001A 1.15%,
   01/07/03                                       6,600               6,600

   WOODBRIDGE TOWNSHIP, NEW
   JERSEY
   BAN
     1.50%, 07/08/03                              7,000               7,035
     1.52%, 07/08/03                             23,000              23,114
                                                                -----------
                                                                    274,400

   New Mexico 1.5%

+@ NEW MEXICO MORTGAGE FINANCE
   AUTHORITY
   TOBP (PT-646) 1.68%,
     01/07/03                                     6,900               6,900

   NEW MEXICO STATE
   TRAN 1.20%, 06/30/03                         150,000             150,774

+@ SANTA FE, NEW MEXICO GROSS
   RECEIPTS TAX
   Wastewater Systems RB Series
   1997B 1.30%, 01/07/03                         17,000              17,000
                                                                -----------
                                                                    174,674

   New York 7.3%

+@ DUTCHESS COUNTY, NEW YORK IDA
   Civic Facilities RB (Trinity
   Pawling School Corp. Project)
     1.10%, 01/07/03                              1,825               1,825

   LONG ISLAND, NEW YORK POWER
   AUTHORITY
+@ Electric System RB TOB Series
     1998A 1.50%, 01/07/03                       10,970              10,970
+@ Electric System RB TOBP
   (PA-565) 1.54%, 01/07/03                       5,000               5,000
   TECP 1.05%, 03/05/03                          14,000              14,000

+@ METROPOLITAN NEW YORK
   TRANSPORTATION AUTHORITY
   Revenue Refunding Bond
     (Dedicated Tax Fund) 1.45%,
     01/07/03                                    54,000              54,000
   Revenue Refunding TOB Series
     2002D-1 1.50%, 01/07/03                      3,100               3,100

+@ NASSAU COUNTY, NEW YORK
   Sales Tax Secured RB Series A
     1.50%, 01/07/03                             16,500              16,500

   NASSAU COUNTY, NEW YORK
   INTERIM FINANCE AUTHORITY
   RB Series 2002B-1 1.07%,
     05/22/03                                     9,690               9,734
   RB Series 2002B-2 1.15%,
     09/11/03                                    21,920              22,085

   NEW YORK CITY, NEW YORK
+@ GO Subseries H3 1.70%,
     01/01/03                                     1,000               1,000
+@ GO TOB (CoreStates Merlot
    Program) Series 1997C
     1.59%, 01/07/03                             17,825              17,825
   RAN 1.38%, 04/11/03                           15,000              15,046

+@ NEW YORK CITY, NEW YORK
   HOUSING DEVELOPMENT CORP.
   M/F Mortgage RB (15th Street
     Development Project) Series
     2000A 2.05%, 01/07/03                        2,000               2,000

+@ NEW YORK CITY, NEW YORK IDA
   IDRB (Allway Tools, Inc. Project)
     1.30%, 01/07/03                              1,635               1,635

+  NEW YORK CITY, NEW YORK
   MUNICIPAL WATER AUTHORITY
   TECP 1.10%, 02/12/03                          23,800              23,800


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ NEW YORK CITY, NEW YORK
   MUNICIPAL WATER FINANCE
   AUTHORITY
   Water & Sewer System RB
     Series 1992C 1.65%,
     01/01/03                                    12,200              12,200
   Water & Sewer System RB
     Series 1994G 1.70%,
     01/01/03                                     4,100               4,100
   Water & Sewer System RB
     Series 1995A 1.70%,
     01/01/03                                     7,000               7,000
   Water & Sewer System RB
     Series 2003C 1.70%,
     01/01/03                                     7,200               7,200
   Water & Sewer Systems RB
   TOB Series 158 1.21%,
     01/07/03                                     9,995               9,995

   NEW YORK CITY, NEW YORK
   TRANSITIONAL FINANCIAL AUTHORITY
   BAN Series 2002-4 1.65%,
     02/26/03                                    22,500              22,528
+@ Future Tax Secured TOB Series
   1999B 1.59%, 01/07/03                         14,805              14,805
+@ RB (Future Tax Secured
     Project) Series 2001B 1.70%,
     01/01/03                                    25,450              25,450
+@ RB (Future Tax Secured
     Project) Series 2001C 1.55%,
    01/07/03                                     14,325              14,325
+@ Resource Recovery RB Series
     3B 1.85%, 01/01/03                          10,550              10,550
+@ RB Series 2D 1.55%, 01/07/03                  11,200              11,200

   NEW YORK METROPOLITAN
   TRANSPORTATION AUTHORITY
+@ RB Series 2002G-2 0.91%,
     01/07/03                                    30,630              30,630
   RB Series 2002F 1.50%,
     11/15/03                                    15,900              16,105

+@ NEW YORK STATE
   GO Series 1994H-3 1.70%,
     01/01/03                                     4,100               4,100
   GO Series 2002C-5 1.50%,
    01/07/03                                     23,500              23,500
   GO Series C-3 1.00%,
     01/07/03                                    35,000              35,000

 + NEW YORK STATE DORMITORY
   AUTHORITY
   RB TOB Series 2000-15 1.35%,
    06/25/03                                     20,000              20,000

+@ NEW YORK STATE ENERGY
   RESEARCH & DEVELOPMENT
   AUTHORITY
   Gas Facilities RB TOB Series
     379 1.21%, 01/07/03                          1,570               1,570
   Pollution Control Revenue
     Refunding Bond (Orange &
     Rockland Utilities, Inc. Project)
     Series 1994A 1.45%, 01/07/03                   900                 900

   NEW YORK STATE ENVIRONMENTAL
   AUTHORITY
   TECP 1.10%, 02/06/03                          10,900              10,900

+@ NEW YORK STATE HFA
   M/F Housing RB (Union Square
     South Housing Project) 1.60%,
     01/07/03                                    21,800              21,800
   RB (101 West End Project)
     1.20%, 01/07/03                             61,050              61,050
   RB (150 East 44th Street
     Housing Project) Series 2000A
     1.55%, 01/07/03                             36,400              36,400
   RB (350 West 43rd Street
     Housing Project) Series 2002A
     1.65%, 01/07/03                              7,500               7,500
   RB (East 84th Street Housing
     Project) Series 1995A 1.80%,
     01/07/03                                     5,100               5,100
   RB (West 23rd Street) Series A
     1.20%, 01/07/03                             46,000              46,000
   RB Series 1997A 1.60%,
     01/07/03                                     4,100               4,100

 + NEW YORK STATE LOCAL
   GOVERNMENT ASSISTANCE CORP.
   RB TOB Series 468X 1.65%,
     02/06/03                                    10,000              10,000

 + NEW YORK STATE MANAGMENT
   AGENCY
   RB TOB Series 1999H 1.52%,
     01/07/03                                    14,995              14,995


See financial notes.

SCHWAB MUNICIPAL MONEY FUND -- Financials

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ NEW YORK STATE MORTGAGE
    AGENCY
   RB Series 2000K 1.52%,
     01/07/03                                     5,660               5,660
   RB TOB Series 1999F 1.52%,
     01/07/03                                    10,700              10,700
   NEW YORK STATE POWER AUTHORITY
   TECP
     1.35%, 01/13/03                             53,500              53,500
     1.35%, 01/15/03                             17,850              17,850

   NEW YORK STATE TOLLWAY
   AUTHORITY
   BAN Series 2002A 2.20%,
     03/26/03                                     9,500               9,523

+@ NEW YORK TRANSITION FINANCE
   AUTHORITY
   Resource Recovery RB Series
     3H 1.65%, 01/01/03                           9,500               9,500

+@ PORT AUTHORITY OF NEW YORK &
   NEW JERSEY
   Special Obligation RB TOB
     1.19%, 01/07/03                              4,345               4,345

   RAVENA COEYMANS SELKIRK, NEW
   YORK CENTENIAL SCHOOL DISTRICT
   BAN 1.72%, 06/20/03                            9,747               9,804

 = SUFFOLK COUNTY, NEW YORK
   TAN 1.05%, 08/14/03                           25,000              25,146

+@ TRIBOROUGH, NEW YORK BRIDGE &
   TUNNEL AUTHORITY
   General Purpose RB Series
     2001B 1.50%, 01/07/03                       37,700              37,700

+@ WESTCHESTER COUNTY, NEW YORK
   IDA
   RB(Levister Redevelopment
     Co., LLC) Series A 1.60%,
     01/07/03                                     1,000               1,000

+@ YONKERS, NEW YORK IDA
   Civic Facilities RB (Consumers
   Union Facility Project) 1.55%,
   01/07/03                                         460                 460
                                                                -----------
                                                                    872,711
   North Carolina 1.8%

+@ BURKE COUNTY, NORTH CAROLINA
   INDUSTRIAL FACILITIES POLLUTION
   CONTROL FINANCING AUTHORITY
   IDRB (Bauer Industries, Inc.
     Project) 1.70%, 01/07/03                     2,655               2,655

+@ DURHAM, NORTH CAROLINA HOUSING
   AUTHORITY
   M/F Housing RB (Pendleton
     Townhomes Project) 1.65%,
     01/07/03                                     5,490               5,490

+@ FORSYTH COUNTY, NORTH CAROLINA
   INDUSTRIAL FACILITIES & POLLUTION
   CONTROL FINANCING AUTHORITY
   RB (Plymouth Printing Project)
     1.70%, 01/07/03                              1,650               1,650

+@ GATES COUNTY, NORTH CAROLINA
   INDUSTRIAL FACILITIES & POLLUTION
   CONTROL FINANCING AUTHORITY
   IDRB (Coxe-Lewis Project)
     1.75%, 01/07/03                              1,375               1,375

+@ GUILFORD COUNTY, NORTH CAROLINA
   INDUSTRIAL FACILITIES & POLLUTION
   CONTROL FINANCING AUTHORITY
   RB (Neal Manufacturing
     Project) 1.65%, 01/07/03                     1,800               1,800
   RB (Vitafoam, Inc. Project)
     1.65%, 01/07/03                              5,500               5,500

+@ HERTFORD COUNTY, NORTH CAROLINA
   INDUSTRIAL FACILITIES & POLLTUION
   CONTROL FINANCING AUTHORITY
   IDRB (Nucor Corp. Project)
     Series 2000 1.63%,
     01/07/03                                    17,500              17,500
   IDRB (Nucor Corp. Project)
     Series 2000A 1.90%,
     01/07/03                                    26,500              26,500

+@ JOHNSTON COUNTY, NORTH CAROLINA
   INDUSTRIAL FACILITIES & Pollution
   CONTROL FINANCING AUTHORITY
   RB (Flanders Corp. Project)
     1.65%, 01/07/03                              4,500               4,500

+@ NORTH CAROLINA CAPITAL FACILITIES
   FINANCE AGENCY
   Capital Facilities RB (Durham
     Academy Project) 1.55%,
     01/07/03                                    23,700              23,700


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ NORTH CAROLINA EDUCATIONAL
   FACILITIES FINANCE AGENCY
   RB (Davidson College) Series
     2000B 1.55%, 01/07/03                       19,000              19,000
   RB (High Point University
     Project) 1.55%, 01/07/03                     4,810               4,810
   RB (Queens College) Series
     1999B 1.55%, 01/07/03                        6,160               6,160

   NORTH CAROLINA HFA
   TOB Series 1998L 1.65%,
     07/10/03                                    12,000              12,000

+@ NORTH CAROLINA MEDICAL CARE
   COMMUNITY HOSPITAL
   RB (Pooled Equipment
     Financing Project) 1.10%,
     01/07/03                                    20,000              20,000

+@ NORTH CAROLINA STATE
   Revenue Refunding Bond
     Series 2002B 1.45%,
     01/07/03                                    30,000              30,000
   Revenue Refunding Bond
     Series 2002E 1.15%,
     01/07/03                                     5,000               5,000

+@ ROCKINGHAM COUNTY, NORTH
   CAROLINA INDUSTRIAL FACILITIES &
   POLLUTION CONTROL FINANCING
   AUTHORITY
   IDRB (McMichael Mills Project)
     1.65%, 01/07/03                              2,100               2,100

+@ ROWAN COUNTY, NORTH CAROLINA
   INDUSTRIAL FACILITIES POLLUTION
   CONTROL FINANCING AUTHORITY
   RB (Taylor-Clay Products
     Project) 1.65%, 01/07/03                     4,100               4,100

+@ SAMPSON COUNTY, NORTH
   CAROLINA INDUSTRIAL FACILITIES &
   POLLUTION CONTROL FINANCING
   AUTHORITY
   IDRB (Crumpler Plastic Project)
     1.70%, 01/07/03                              3,700               3,700

+@ UNION COUNTY, NORTH CAROLINA
   INDUSTRIAL FACILITIES & POLLUTION
   CONTROL FINANCING AUTHORITY
   RB (Rock-Tenn Converting
     County Project) Series 1997
     1.65%, 01/07/03                              1,750               1,750

+@ WAKE COUNTY, NORTH CAROLINA
   HOUSING AUTHORITY
   M/F Housing RB (Walnut Ridge
     Apartments Project) 1.65%,
     01/07/03                                    10,075              10,075

+@ WILMINGTON, NORTH CAROLINA
   HOUSING AUTHORITY
   M/F Housing RB (Garden Lake
     Estates Project) Series 1999
     1.65%, 01/07/03                              7,215               7,215
                                                                  ---------
                                                                    216,580
   North Dakota 0.1%

+@ RICHLAND COUNTY, NORTH DAKOTA
   IDRB (Minn-Dak Farmers Co-Op
     Project) Series 1986B 1.55%,
     01/07/03                                       810                 810
   Solid Waste Disposal RB
     (Minn-Dak Farmers Co-Op
     Project) Series 1996A 1.55%,
     01/07/03                                     8,870               8,870
                                                                -----------
                                                                      9,680

   Ohio 1.2%

+@ CLEVELAND, OHIO AIRPORT SYSTEM
   RB Series 1997D 1.55%,
     01/07/03                                    21,200              21,200

+@ CUYAHOGA COUNTY, OHIO
   Economic Development RB
     (Hathaway Brown School
     Project) Series 1999 1.60%,
     01/07/03                                    14,650              14,650

+@ HAMILTON, OHIO
   Electric System RB Series A
     1.01%, 01/07/03                             25,000              25,000

+@ OHIO AIR QUALITY DEVELOPMENT
   AUTHORITY
   RB (JMG Funding, LP) Series
     1994A 1.61%, 01/07/03                       16,400              16,400
   RB (Limited Partnership Project)
     Series 1994B 1.65%,
     01/07/03                                    14,400              14,400

+@ OHIO STATE HFA
   Mortgage RB TOB 1.30%,
     01/07/03                                     7,405               7,405


See financial notes.

SCHWAB MUNICIPAL MONEY FUND -- Financials

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   Mortgage RB TOB Series
     2000AA 1.70%, 01/07/03                       5,115               5,115
   Mortgage RB TOB Series
     II-R-187 1.30%, 01/07/03                    26,000              26,000
   Mortgage RB TOBP (PA-806)
     1.63%, 01/07/03                                425                 425

+@ UNIVERSITY TOLEDO, OHIO
   General Receipts RB 1.85%,
     01/01/03                                    10,400              10,400
                                                                -----------
                                                                    140,995
   Oklahoma     1.3%

+@ MULDROW, OKLAHOMA PUBLIC
   WORKS AUTHORITY
   IDRB (Oklahoma Foods Project)
     1.50%, 01/07/03                              6,000               6,000

+@ OKLAHOMA COUNTY, OKLAHOMA
   INDUSTRIAL AUTHORITY
   RB (National Cowboy Hall of
     Fame Project) Series 1999
     1.55%, 01/07/03                              1,235               1,235

+@ OKLAHOMA DEVELOPMENT FINANCE
   AUTHORITY
   RB (Shawnee Funding, Ltd.)
     1.65%, 01/07/03                              4,000               4,000

+@ OKLAHOMA HFA
   S/F Housing RB TOBP
    (PT-360) 1.32%, 01/07/03                      6,035               6,035

+@ OKLAHOMA STATE STUDENT LOAN
   AUTHORITY
   RB Series 1996A 1.60%,
     01/07/03                                    32,580              32,580
   RB Series 1997A 1.60%,
     01/07/03                                    33,000              33,000
   RB Series 1998A 1.60%,
     01/07/03                                    33,100              33,100
   RB Series 2000A-4 1.60%,
     01/07/03                                    20,945              20,945
 + TULSA, OKLAHOMA AIRPORTS
   IMPROVEMENT TRUST
   General Improvement RB (Tulsa
     International Airport) 1.59%,
     06/01/03                                    19,500              19,772

+@ TULSA, OKLAHOMA INDUSTRIAL
   AUTHORITY
   Hospital RB (YMCA of Greater
     Tulsa Project) Series 1999
     1.55%, 01/07/03                              2,700               2,700
                                                                 ----------
                                                                    159,367

   Oregon    1.8%

+@ GILLIAM COUNTY, OREGON
   Solid Waste Disposal RB (Waste
     Management Project) Series
     2000A 1.80%, 01/07/03                       10,000              10,000
   Oregon State
   TAN Series 2002A 2.00%,
     05/01/03                                   100,000             100,403

+@ OREGON STATE ECONOMIC
   DEVELOPMENT AUTHORITY
   RB (Kettle Foods Project) Series
     186 1.70%, 01/07/03                          5,445               5,445
   RB (Pendleton Flour Mills
     Project) Series 1982 1.65%,
     01/07/03                                     4,845               4,845

+@ OREGON STATE ECONOMIC
   DEVELOPMENT COMMISSION
   Economic & IDRB 1.55%,
     01/07/03                                     4,100               4,100
   Oregon State Housing &
   Community Services
   Department
   S/F Mortgage RB Series 2002C
     1.67%, 02/06/03                              9,000               9,000
   S/F Mortgage RB Series 2002E
     1.72%, 02/06/03                              3,440               3,440
   S/F Mortgage RB Series 2002L
     1.55%, 09/25/03                             11,530              11,530
   S/F Mortgage RB Series
    2002Q 1.35%, 12/23/03                        27,500              27,500

+@ PORT OF PORTLAND, OREGON
   Special Obligation RB (Portland
     Bulk Terminals LLC Project)
     1.65%, 01/07/03                             28,000              28,000
   Special Obligation RB (Portland
     Bulk Terminals LLC Project)
     Series 1999 1.65%, 01/07/03                  6,000               6,000


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ PORTLAND, OREGON
   M/F Housing RB (Village of
    Lovejoy Fountain) 1.70%,
    01/07/03                                      7,000               7,000
                                                                  ---------
                                                                    217,263
   Pennsylvania 8.8%

+@ BLAIR COUNTY, PENNSYLVANIA IDA
   RB (Village of Pennsylvania
    State Project) Series 2002C
    1.55%, 01/07/03                               5,000               5,000

+@ BUCKS COUNTY, PENNSYLVANIA IDA
   RB (Schuman & Sons Project)
   1.70%, 01/07/03                                  365                 365

+@ CAMBRIA COUNTY, PENNSYLVANIA IDA
   Resource Recovery RB
    (Cambria Cogen Co. Project)
    1.92%, 01/07/03                              32,105              32,105
   Resource Recovery RB
   (Cambria Cogen Co. Project)
   Series 1998A1 1.60%,
   01/07/03                                      75,550              75,550

+@ CENTRAL BUCKS, PENNSYLVANIA
   SCHOOL DISTRICT
    GO Series 2000A 1.60%,
     01/07/03                                     1,850               1,850

+@ CHESTER COUNTY, PENNSYLVANIA
   HEALTH & EDUCATION FACILITIES
   AUTHORITY
   RB (Simpson Meadows Project)
    1.25%, 01/07/03                               3,930               3,930

+@ CLARION COUNTY, PENNSYLVANIA IDA
   Energy Development RB
    (Piney Creek Project) 1.25%,
    01/07/03                                        665                 665

+@ DAUPHIN COUNTY, PENNSYLVANIA
   GENERAL AUTHORITY
   RB (Education & Health Loan
    Program) Series 1997 1.63%,
    01/07/03                                      7,785               7,785

+@ DELAWARE COUNTY, PENNSYLVANIA
   AUTHORITY
   Hospital RB (Crozer Chester
    Medical Center) 1.55%,
    01/07/03                                      2,000               2,000

+@ DELAWARE COUNTY, PENNSYLVANIA
   IDA
   RB (YMCA of Philadelphia
    Project) Series 1999 1.65%,
    01/07/03                                      2,795               2,795
+@ DELAWARE VALLEY, PENNSYLVANIA
   REGIONAL FINANCE AUTHORITY
   Local Government RB TOB
    Series 2001J 1.26%,
    01/07/03                                     11,380              11,380
   Local Government RB TOBP
    (PT-1651) 1.25%, 01/07/03                     9,870               9,870

 + ERIE, PENNSYLVANIA SCHOOL
   DISTRICT
   GO Series 2001A 1.65%,
    04/09/03                                     26,645              26,645

+@ HARRISBURG, PENNSYLVANIA
   AUTHORITY
   RB 1.23%, 01/07/03                             8,380               8,380

+@ LANCASTER COUNTY, PENNSYLVANIA
   HOSPITAL AUTHORITY
   Health Center RB (Brethren
    Village Project) 1.60%,
    01/07/03                                      1,200               1,200
   Health Center RB (Masonic
    Homes Project) 1.55%,
    01/07/03                                     17,435              17,435

+@ MERCER COUNTY, PENNSYLVANIA
   GO 1.66%, 01/07/03                             7,700               7,700

+@ MONTGOMERY COUNTY,
   PENNSYLVANIA HIGHER EDUCATION
   & HEALTH AUTHORITY
   RB (Madlyn & Leonard
    Abramson Project) 1.25%,
    01/07/03                                      5,500               5,500

   MONTGOMERY COUNTY,
   PENNSYLVANIA IDA
+@ School RB (Friends Central
    School Project) 1.23%,
    01/07/03                                      8,000               8,000
   TECP
    1.40%, 01/16/03                              25,460              25,460
    1.30%, 02/13/03                               5,000               5,000


See financial notes.

SCHWAB MUNICIPAL MONEY FUND -- Financials

   ISSUER
   SECURITY TYPE, PROJECT, SERIES           FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ MONTGOMERY COUNTY,
   PENNSYLVANIA REDEVELOPMENT
   AUTHORITY
   M/F Housing RB (Brookside
    Manor Apartments) Series
    2001A 1.55%, 01/07/03                         9,510               9,510
   M/F Housing RB (Kingswood
    Apartments Project) Series
    2001A 1.55%, 01/07/03                         1,205               1,205
   M/F Housing Revenue
    Refunding Bond (Glenmore
    Assoc. Project) Series A
    1.65%, 01/07/03                               3,750               3,750

+@ NORTHAMPTON COUNTY,
   PENNSYLVANIA IDA
   RB (Binney & Smith) Series A
    1.65%, 01/07/03                               3,250               3,250
   RB (Binney & Smith) Series B
    1.65%, 01/07/03                                 870                 870

+@ NORTHAMTON COUNTY, PENNSYLVANIA
   GENERAL PURPOSE AUTHORITY
   RB TOB 1.65%, 04/09/03                         6,995               6,995

+@ PENNSYLVANIA CONVENTION
   CENTER AUTHORITY
   RB TOBP (PT-1224) 1.54%,
    01/07/03                                        400                 400

+@ PENNSYLVANIA ECONOMIC
   DEVELOPMENT FINANCING
   AUTHORITY
   Exempt Facilities RB (AMTrak
    Project) Series 2001B 1.60%,
    01/07/03                                      8,000               8,000
   Exempt Facilities RB (Reliant
    Energy Seward Project) Series
    2001A 1.60%, 01/07/03                        58,100              58,100
   RB (Merck & Company West
    Point Project) 1.60%,
    01/07/03                                      4,000               4,000

+@ PENNSYLVANIA ENERGY
   DEVELOPMENT AUTHORITY
   RB (B & W Ebensburg Project)
    Series 1986 1.55%,
    01/07/03                                     18,175              18,175
   RB (Piney Creek Project) Series
    1986A 1.55%, 01/07/03                        24,035              24,035
   RB (Piney Creek Project) Series
    1986C 1.55%, 01/07/03                         3,000               3,000

+@ PENNSYLVANIA HFA
   S/F Mortgage RB TOBP
    (PT-119A) Series 1997 1.54%,
    01/07/03                                        535                 535
   S/F Mortgage TOBP (P-1055)
    1.57%, 01/07/03                               6,295               6,295
   TOB Series 1998Y 1.31%,
    01/07/03                                      9,995               9,995
   TOB Series 1999U 1.33%,
    01/07/03                                     24,710              24,710

+@ PENNSYLVANIA HIGHER EDUCATION
   ASSISTANCE AGENCY
   Student Loan RB Series 1988A
    1.65%, 01/07/03                                 800                 800
   Student Loan RB Series 1988B
    1.65%, 01/07/03                              24,300              24,300
   Student Loan RB Series 1994A
    1.65%, 01/07/03                               4,400               4,400
   Student Loan RB Series 1997A
    1.70%, 01/07/03                              23,900              23,900
   Student Loan RB Series 1999A
    1.55%, 01/07/03                               6,200               6,200

+@ PENNSYLVANIA STATE
   TOBP (PA-1035R) 1.54%,
    01/07/03                                     14,995              14,995
   TOBP (PA-935) 1.54%,
    01/07/03                                     35,325              35,325

+@ PENNSYLVANIA STATE ECONOMIC
   DEVELOPMENT AUTHORITY
   Exempt Facilities RB (Reliant
    Energy Seward, LLC Project)
    Series 2002A 1.30%,
    01/07/03                                     35,000              35,000
   Exempt Facilities RB (Reliant
    Energy Seward, LLC Project)
    Series 2002B 1.70%,
    01/07/03                                     18,000              18,000

+@ PENNSYLVANIA STATE HIGHER
   EDUCATION ASSISTANCE AGENCY
   Student Loan RB Series 2000A
    1.70%, 01/07/03                              40,400              40,400
   Student Loan RB Series 2001A
    1.70%, 01/07/03                              14,700              14,700

+@ PENNSYLVANIA STATE HIGHER
   EDUCATIONAL FACILITIES AUTHORITY
   RB (Ursinus College) 1.30%,
    01/07/03                                      3,200               3,200


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ PENNSYLVANIA STATE OF
   COMMONWEALTH
   TOB Series 1997C 1.61%,
    01/07/03                                      1,000               1,000

+@ PENNSYLVANIA STATE PUBLIC
   SCHOOL BUILDING AUTHORITY
   RB (Parkland School Distict)
    Series 1999D 1.60%,
    01/07/03                                      4,500               4,500

+@ PENNSYLVANIA STATE TURNPIKE
   COMMISSION
   RB Series 2001U 1.20%,
    01/07/03                                     39,200              39,200
   RB Series A-3 1.20%,
    01/07/03                                      8,500               8,500

+@ PENNSYLVANIA STATE UNIVERSITY,
   PENNSYLVANIA
   RB Series 2001A 1.00%,
    01/07/03                                      5,000               5,000
   RB Series 2002A 1.00%,
    01/07/03                                      5,000               5,000

   PHILADELPHIA, PENNSYLVANIA
   TRAN Series 2002A 1.53%,
    06/30/03                                     80,000              80,571

+@ Water & Waste RB Series
    1997B 1.45%, 01/07/03                        20,800              20,800

+@ PHILADELPHIA, PENNSYLVANIA GAS
   WORKS
   RB TOBP (PA-877) 1.03%,
    01/07/03                                      5,995               5,995

+@ PHILADELPHIA, PENNSYLVANIA
   HOSPITALS & HIGHER EDUCATION
   FACILITIES AUTHORITY
   RB (Wills Eye Hospital Project)
    1.70%, 01/07/03                              13,800              13,800

+  PHILADELPHIA, PENNSYLVANIA IDA
   Airport RB TOB Series 1998A
    1.68%, 07/10/03                              12,710              12,710

@  RB (City Line Holiday Inn
    Project) Series 1996 1.20%,
    01/07/03                                      6,800               6,800

@  RB (Girard Estate Aramark
    Project) 1.30%, 01/07/03                      4,700               4,700

+@ PHILADELPHIA, PENNSYLVANIA
   INDUSTRIAL AUTHORITY
   IDRB (Girard Estate Facility
    Leasing Project) 1.70%,
    01/07/03                                     13,500              13,500

   PHILADELPHIA, PENNSYLVANIA
   SCHOOL DISTRICT
   TRAN 1.50%, 06/30/03                           5,000               5,030

+@ QUAKERTOWN, PENNSYLVANIA
   GENERAL AUTHORITY
   RB (Pooled Financing Program)
    Series A 1.10%, 01/07/03                     20,038              20,038
   RB Series 1998A 1.10%,
    01/07/03                                     20,720              20,720

+@ QUAKERTOWN, PENNSYLVANIA
   HOSPITAL AUTHORITY
   Hospital RB (Hospital Pooled
    Financing Group) 1.10%,
    01/07/03                                     36,800              36,800

   TEMPLE UNIVERSITY OF THE
   COMMONWEALTH SYSTEM OF
   HIGHER EDUCATION, PENNSYLVANIA
   University Funding Obligation
    RB 1.92%, 05/06/03                           31,500              31,614

+@ WASHINGTON COUNTY,
   PENNSYLVANIA AUTHORITY
   Lease RB (Girard Estate
    Refunding Project) Series 1999
    1.70%, 01/07/03                              37,260              37,260
   Municipal Facilities Lease RB
    Series 1995B-1 1.65%,
    01/07/03                                      7,900               7,900

+@ WEST CORNWALL TOWNSHIP,
   PENNSYLVANIA MUNICIPAL
   AUTHORITY
   RB (Lebanon Valley Crethren)
    1.60%, 01/07/03                               1,000               1,000
                                                                  ---------
                                                                  1,045,098
   Puerto Rico 0.1%

   GOVERNMENT DEVELOPMENT BANK
   FOR PUERTO RICO
   TECP 1.10%, 02/06/03                          15,271              15,271


See financial notes.

SCHWAB MUNICIPAL MONEY FUND -- Financials

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ PUERTO RICO COMMONWEALTH
   HIGHWAY & TRANSPORTATION
   AUTHORITY
   RB TOBP (PA-605) 1.45%,
    01/07/03                                      1,210               1,210
                                                                   --------
                                                                     16,481

   Rhode Island 0.5%

+@ RHODE ISLAND HOUSING &
   MORTGAGE FINANCE CORP.
   TOB Series 1999E 1.33%,
    01/07/03                                     19,020              19,020

+@ RHODE ISLAND STATE INDUSTRIAL
   FACILITIES CORP.
   IDRB (Greystone of Lincoln
    Project) 1.95%, 01/07/03                      2,200               2,200

+  RHODE ISLAND STATE STUDENT
   LOAN AUTHORITY
@  Higher Education Loan RB
    Series 1995-1 1.60%,
    01/07/03                                     20,700              20,700
@  Higher Education Loan RB
    Series 1996-2 1.60%,
    01/07/03                                      2,900               2,900
   RB 1.80%, 06/01/03                            19,000              19,000
                                                                   --------
                                                                     63,820

   South Carolina 1.0%

+@ BERKELEY COUNTY, SOUTH CAROLINA
   SCHOOL DISTRICT
   TOB Series 32A 1.65%,
    01/07/03                                      7,575               7,575

   CHARLESTON, SOUTH CAROLINA
   SCHOOL DISTRICT
   Refunding GO Series 2001B
    1.88%, 02/01/03                              11,280              11,309

+@ GREENVILLE, SOUTH CAROLINA
   COUNTY & CITY
   IDRB (Stevens Aviation
    Technology Services Project)
    1.70%, 01/07/03                               3,500               3,500

+@ SOUTH CAROLINA ECONOMIC
   DEVELOPMENT AUTHORITY
   Hospital Facility RB (Sanders
    Brothers Construction Project)
    1.70%, 01/07/03                               1,400               1,400

+@ SOUTH CAROLINA JOBS ECONOMIC
   DEVELOPMENT AUTHORITY
   IDRB (Electric City Printing
    Project) 1.70%, 01/07/03                      2,000               2,000
   RB (Thomas & Betts Corp.
    Project) 1.70%, 01/07/03                      3,250               3,250

+@ SOUTH CAROLINA STATE HOUSING
   FINANCE & DEVELOPMENT
   AUTHORITY
   M/F Housing RB (Ashley
    Apartments Project) Series
    1999 1.65%, 01/07/03                          4,300               4,300
   M/F Rental Housing RB
    (Peidmont Project) Series
    2000B-1 1.65%, 01/07/03                       5,755               5,755
   M/F Rental Housing RB
    (Spartanburg Project) Series
    2000C-1 1.65%, 01/07/03                       1,960               1,960
   M/F Rental Housing Revenue
    Refunding Bond (Fairway
    Project) Series 2001A 1.20%,
    01/07/03                                      7,735               7,735

   SOUTH CAROLINA STATE PUBLIC
   SERVICE AUTHORITY
   TECP
    1.05%, 02/10/03                              25,179              25,179
    1.10%, 02/12/03                              22,424              22,424

+@ SOUTH CAROLINA TRANSPORTATION
   INFRASTRUCTURE
   RB TOB Series 1999A 1.61%,
    01/07/03                                     22,610              22,610

+@ SPARTANBURG COUNTY, SOUTH
   CAROLINA IDA
   RB (Bemis, Inc. Project) 1.60%,
    01/07/03                                      4,750               4,750
                                                                   --------
                                                                    123,747

   South Dakota 0.5%

+@ SOUTH DAKOTA HDA
   Homeownership Mortgage RB
    Series 2001F 1.70%,
    01/07/03                                     20,000              20,000
   M/F Housing RB (Harmon
    Apartments Project) 1.45%,
    01/07/03                                      6,500               6,500


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ SOUTH DAKOTA STATE HEALTH &
   EDUCATIONAL FACILITIES AUTHORITY
   RB (McKenna Hospital Project)
    Series 1994 1.65%,
    01/07/03                                     27,445              27,445
                                                                  ---------
                                                                     53,945

   Tennessee 2.6%

+@ BRISTOL, TENNESSEE HEALTH &
   EDUCATIONAL FACILITIES BOARD
   RB (Kings College Project)
    1.55%, 01/07/03                               7,650               7,650

+@ CHATTANOOGA, TENNESSEE HEALTH
   EDUCATION & HOUSING FACILITY
   BOARD
   RB (Baylor School Project)
    1.55%, 01/07/03                               2,035               2,035

+@ FRANKLIN COUNTY, TENNESSEE
   IDRB (Hi-Tech Project) Series
    1997 1.65%, 01/07/03                          4,700               4,700

+@ GRUNDY COUNTY, TENNESSEE IDB
   Limited Obligation RB (Toyo
    Seat U.S.A. Corp. Project)
    1.55%, 01/07/03                               4,500               4,500

+@ HENDERSONVILLE, TENNESSEE IDB
   Industrial Development &
    Improvement Revenue
    Refunding Bond (Betty
    Machinery Co. Project) 1.65%,
    01/07/03                                      5,300               5,300

+@ HUNTINGDON, TENNESSEE IDB
   IDRB (Associated Rubber Co.
    Project) Series 1999 1.65%,
    01/07/03                                      2,500               2,500

+@ JACKSON COUNTY, TENNESSEE
   Energy Authority Gas System
    RB 1.20%, 01/07/03                            6,000               6,000
   Energy Authority Water System
    RB 1.20%, 01/07/03                            5,000               5,000
   Solid Waste Facilities IDRB
    (Ameristeel Corp. Project)
    1.65%, 01/07/03                               3,800               3,800

+@ McMINN COUNTY, TENNESSEE IDB
   Solid Waste Disposal RB
    (Bowater, Inc. Project) 1.65%,
    01/07/03                                     13,500              13,500

 + MEMPHIS-SHELBY COUNTY,
   TENNESSEE AIRPORT AUTHORITY
   Airport Revenue Refunding
    Bond Series 1997A 1.75%,
    02/15/03                                      2,405               2,416

   METROPOLITAN GOVERNMENT
   NASHVILLE & DAVIDSON COUNTIES,
   TENNESSEE, HEALTH &
   EDUCATIONAL FACILITIES BOARD
   RB (Ascension Health Credit)
    Series B-1 1.60%, 07/28/03                   20,000              20,000
+@ RB (Ensworth School Project)
    1.05%, 01/07/03                              10,000              10,000

+@ METROPOLITAN NASHVILLE &
   DAVIDSON COUNTY, TENNESSEE IDB
   IDRB (Bind Technologies, Inc.)
    1.65%, 01/07/03                               3,350               3,350
   M/F Housing IDRB (Arbor
    Crest) Series 1985B 1.55%,
    01/07/03                                     12,550              12,550
   M/F Housing IDRB (Arbor
    Knoll) Series 1985A 1.55%,
    01/07/03                                      1,000               1,000

+@ MONTGOMERY COUNTY, TENNESSEE
   PUBLIC BUILDING AUTHORITY
   RB (Pooled Financing) 1.75%,
    01/01/03                                     12,800              12,800

+@ SEVIER COUNTY, TENNESSEE
   PUBLIC BUILDING AUTHORITY
   Local Government Public
    Improvement Bond Series
    1995C1 1.60%, 01/07/03                        4,815               4,815
   Local Government Public
    Improvement Bond Series
    1995E3 1.60%, 01/07/03                        1,345               1,345
   Local Government Public
    Improvement Bond Series
    1996D1 1.60%, 01/07/03                        2,245               2,245
   Local Government Public
    Improvement Bond Series
    1996E4 1.60%, 01/07/03                        2,685               2,685
   Local Government Public
    Improvement Bond Series
    1996F1 1.60%, 01/07/03                        9,000               9,000
   Local Government Public
    Improvement Bond Series
    1996F2 1.60%, 01/07/03                        6,945               6,945


See financial notes.

SCHWAB MUNICIPAL MONEY FUND -- Financials

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   Local Government Public
    Improvement Bond Series
    1996G 1.60%, 01/07/03                         5,760               5,760
   Local Government Public
    Improvement Bond Series II-C
    1.60%, 01/07/03                                 900                 900
   Local Government Public
    Improvement Bond Series
    III-C1 1.60%, 01/07/03                        9,330               9,330

+@ SHELBY COUNTY, TENNESSEE
   TAN Series 2002A 1.30%,
    01/07/03                                     30,000              30,000
   SHELBY COUNTY, TENNESSEE
   HEALTH, EDUCATION & HOUSING
   AUTHORITY
   TECP 1.10%, 01/16/03                          29,000              29,000

+@ SHELBY COUNTY, TENNESSEE
   HEALTH, EDUCATION, & HOUSING
   FACILITIES BOARD
   Educational Facilities RB
    (Rhodes College) 1.50%,
    01/07/03                                      9,800               9,800
   M/F Housing RB Series 1997A
    1.70%, 01/07/03                               5,000               5,000

+@ TENNESSEE HDA
   Mortgage Finance TOB Series
    1997K 1.33%, 01/07/03                         2,535               2,535
   RB TOB Series 2001H 1.31%,
    01/07/03                                      6,590               6,590
   TENNESSEE STATE
   GO TECP 1.35%, 01/15/03                       10,000              10,000

+@ TENNESSEE VOLUNTEER STATE
   STUDENT LOAN FUNDING CORP.
   RB Series 1987A 1.55%,
    01/07/03                                     15,000              15,000
   RB Series 1987A-2 1.55%,
    01/07/03                                      3,100               3,100
   RB Series 1997A-3 1.55%,
    01/07/03                                     38,600              38,600
                                                                    -------
                                                                    309,751

   Texas 11.2%

+@ AMARILLO, TEXAS HEALTH FACILITIES
   CORP.
   Hospital RB (High Plains
    Baptist Hospital) Series 1985
    1.80%, 01/07/03                               3,000               3,000
   Revenue Refunding Bond
    1.35%, 01/07/03                               3,155               3,155

+@ AUSTIN, TEXAS PUBLIC
   IMPROVEMENT
   TOB 1.61%, 01/07/03                            6,000               6,000

+@ AUSTIN, TEXAS WATER &
   WASTEWATER SYSTEMS
   RB TOB Series A63 1.65%,
    01/07/03                                      6,425               6,425

+@ BEXAR COUNTY, TEXAS HEALTH
   FACILITIES DEVELOPMENT CORP.
   RB (Chandler Memorial Home
    Project) Series 1995 1.62%,
    01/07/03                                      4,175               4,175

+@ BRAZOS RIVER, TEXAS HIGHER
   EDUCATION AUTHORITY
   RB Series 1993B1 1.55%,
     01/07/03                                    33,000              33,000

+@ CALHOUN COUNTY, TEXAS
   NAVIGATION DISTRICT
   Solid Waste Disposal RB
    (Formosa Plastics Corp.
    Project) 1.65%, 01/07/03                     19,800              19,800

+@ CAPITAL INDUSTRIAL DEVELOPMENT
   CORP., TEXAS
   Solid Waste Disposal RB (Texas
    Disposal System, Inc. Project)
    1.65%, 01/07/03                               4,700               4,700

+@ COLLIN COUNTY, TEXAS HFA
   M/F Housing RB (Huntington
    Apartments Project) 1.67%,
    01/07/03                                      6,150               6,150

+@ DALLAS FORT WORTH, TEXAS
   INTERNATIONAL AIRPORT FACILITIY
   IMPROVEMENT CORP.
   Revenue Refunding Bond (UPS
    Project) 1.70%, 01/01/03                     16,200              16,200

 + DALLAS FORT WORTH, TEXAS
   INTERNATIONAL AIRPORT
   Joint Revenue Refunding Bond
    1.30%, 11/01/03                               2,775               2,857

@  RB TOBP (PA-1061) 1.65%,
    01/07/03                                      8,995               8,995


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ X 1,000)
 + DALLAS, TEXAS
   TECP
    1.35%, 01/07/03                             10,000              10,000
    1.05%, 02/27/03                             21,883              21,883

+@ DALLAS, TEXAS AREA RAPID TRANSIT
   Senior Lien RB 1.61%,
    01/07/03                                    16,130              16,130

+@ DENTON, TEXAS UTILITY SYSTEMS
   RB TOB Series 369 1.26%,
    01/07/03                                     5,230               5,230

+@ EAGLE, TEXAS TEXAS A&M BOARD
   OF REGENTS PERMANENT
   UNIVERSITY FUND
   TOB 1.61%, 01/07/03                          28,445              28,445

+@ EL PASO, TEXAS
   Water & Sewer RB TOB Series
    1999 1.33%, 01/07/03                        12,415              12,415

+@ EULESS, TEXAS IDA
   RB (Ferguson Enterprises, Inc.
    Project) 1.60%, 01/07/03                     4,950               4,950

+@ GRAND PRAIRIE, TEXAS IDA
   IDRB (NTA Leasing Co. Project)
    Series 1994 1.70%,
    01/07/03                                     1,625               1,625

   GRAPEVINE COLLEYVILLE, TEXAS
   INDEPENDENT SCHOOL DISTRICT
   TRAN 1.63%, 06/30/03                         13,600              13,690

 + GRAPEVINE, TEXAS INDUSTRIAL
   DEVELOPMENT CORP.
   Airport RB (Singer County
    Project) 2.00%, 04/01/03                    18,975              18,975

 + GREATER EAST TEXAS HIGHER
   EDUCATION AUTHORITY
 @ Student Loan RB Series 1992B
    1.24%, 01/07/03                             30,200              30,200
   Student Loan RB Series 1992B
    1.75%, 07/01/03                             14,000              14,000
 @ Student Loan RB Series 1993A
    1.24%, 01/07/03                             48,150              48,150
 @ Student Loan RB Series 1993B1
    1.24%, 01/07/03                             32,000              32,000
 @ Student Loan RB Series 1995A
    1.55%, 01/07/03                             35,700              35,700
   Student Loan RB Series 1995B
    1.75%, 07/01/03                             10,000              10,000

+@ GREATER EAST TEXAS STUDENT
   LOAN CORP.
   Student Loan RB Series 1996A
    1.24%, 01/07/03                             56,000              56,000

+@ GULF COAST, TEXAS IDA
   RB (Gruma Corp. Project)
    1.65%, 01/07/03                              6,440               6,440

   GULF COAST, TEXAS WASTE
   DISPOSAL AUTHORITY
+@ Pollution Control Revenue
    Refunding Bond (Amoco Oil Co.
    Project) 1.70%, 01/01/03                     1,500               1,500
   RB (Amoco Oil Project) 1.50%,
    04/01/03                                     4,600               4,600

 + HARRIS COUNTY, TEXAS FLOOD
   CONTROL DISTRICT
   TECP
    1.40%, 01/17/03                              2,250               2,250
    1.45%, 01/17/03                             20,400              20,400
    1.94%, 02/28/03                             40,000              40,082

+@ HARRIS COUNTY, TEXAS HEALTH
   FACILITY DEVELOPMENT CORP.
   TOB 1.61%, 01/07/03                          14,850              14,850

+@ HARRIS COUNTY, TEXAS HOUSING
   FINANCE CORP.
   M/F Housing RB (Dominion
    Square Apartments Project)
    1.67%, 01/07/03                              3,245               3,245

+@ HARRIS COUNTY, TEXAS HOUSTON
   SPORTS AUTHORITY
   Special Junior Lien RB (Rodeo
    Project) Series 2001C 1.65%,
    01/07/03                                     2,000               2,000

 + HOUSTON, TEXAS
   Airport System RB Series
    1998B 1.78%, 07/01/03                        2,900               2,946

+@ HOUSTON, TEXAS PUBLIC
   IMPROVEMENT
   Revenue Refunding TOB Series
    1998A 1.61%, 01/07/03                       21,655              21,655

+@ HOUSTON, TEXAS WATER & SEWER
   SYSTEM
   RB TOB Series 2202F 1.26%,
    01/07/03                                     6,530               6,530


See financial notes.

SCHWAB MUNICIPAL MONEY FUND -- Financials

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ KATY, TEXAS INDEPENDENT SCHOOL
   DISTRICT
   Unlimited Tax School Building
    TOB Series 2000A 1.61%,
    01/07/03                                     10,145              10,145

+@ LAVACA-NAVIDAD RIVER AUTHORITY,
   TEXAS WATER SUPPLY SYSTEM
   CONTRACT
   RB (Formosa Plastics Corp.
    Project) 1.65%, 01/07/03                     13,600              13,600

+@ LOWER COLORADO RIVER AUTHORITY,
   TEXAS
   Revenue Refunding TOB Series
    1999A 1.61%, 01/07/03                        10,770              10,770

+@ LOWER NECHES VALLEY AUTHORITY,
   TEXAS INDUSTRIAL DEVELOPMENT
   CORP.
   Revenue Refunding Bond
    (ExxonMobil Project) Series
    2001B 1.75%, 01/01/03                         1,300               1,300

+@ LUBBOCK, TEXAS EDUCATIONAL
   FACILITIES AUTHORITY
   RB (Lubbock Christian
    University Project) 1.70%,
    01/07/03                                      6,400               6,400

+@ MANSFIELD, TEXAS INDUSTRIAL
   DEVELOPMENT CORP.
   RB (Southern Champion Tray
    Project) Series 1999 1.65%,
    01/07/03                                      2,500               2,500

+@ MATAGORDA COUNTY, TEXAS
   NAVIGATION DISTRICT NO. 1
   RB Merlots TOB Series
    2001A44 1.70%, 01/07/03                      19,385              19,385

+@ NORTH TEXAS HIGHER EDUCATION
   AUTHORITY
   Income Tax Student Loan RB
    Series 1996C 1.70%,
    01/07/03                                      5,600               5,600
   Income Tax Student Loan RB
    Series 2000A 1.70%,
    01/07/03                                     43,000              43,000
   Income Tax Student Loan RB
    Series 2001A 1.70%,
    01/07/03                                     13,405              13,405
   Income Tax Student Loan
    Revenue Refunding Bond
    (Texas Student Loan Project)
    1.70%, 01/07/03                               9,000               9,000
   Income Tax Student Loan
    Revenue Refunding Bond
    1.70%, 01/07/03                              40,700              40,700
   Income Tax Student Loan
    Revenue Refunding Bond
    Series 1987A 1.25%,
    01/07/03                                     87,750              87,750
   Income Tax Student Loan
    Revenue Refunding Bond
    Series 1996A 1.70%,
    01/07/03                                      8,600               8,600
   Income Tax Student Loan
    Revenue Refunding Bond
    Series 1996B 1.70%,
    01/07/03                                      4,000               4,000
   Income Tax Student Loan
    Revenue Refunding Bond
    Series 1996D 1.70%,
    01/07/03                                      4,000               4,000

+@ PANHANDLE PLAINS, TEXAS HIGHER
   EDUCATION AUTHORITY
   Student Loan RB Series 1992A
    1.55%, 01/07/03                               8,500               8,500
   Student Loan RB Series
    1992A1 1.55%, 01/07/03                        2,400               2,400
   Student Loan RB Series 1993A
    1.55%, 01/07/03                              35,100              35,100
   Student Loan RB Series 1995A
    1.55%, 01/07/03                              15,400              15,400
   Student Loan RB Series 1997X
    1.55%, 01/07/03                              19,300              19,300

+@ ROBERTSON COUNTY, TEXAS
   INDUSTRIAL DEVELOPMENT CORP.
   IDRB (Sanderson Farms
    Project) Series 1995 1.65%,
    01/07/03                                      3,700               3,700

+@ SAN ANTONIO, TEXAS IDA
   IDRB (Gruma Corp. Project)
    1.65%, 01/07/03                               4,095               4,095

+@ SOUTH TEXAS HIGHER EDUCATION
   AUTHORITY
   Student Loan RB 1.55%,
    01/07/03                                     18,000              18,000


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ SOUTHEAST TEXAS HOUSING
   FINANCE CORP.
   TOBP (PT-165) 1.68%,
    01/07/03                                     10,230              10,230
   TOBP (PT-193) 1.68%,
    01/07/03                                     10,395              10,395
+@ TEXAS CAPITAL HEALTH FACILITIES
   DEVELOPMENT CORP.
   RB (Island on Lake Travis, Ltd.
    Project) 1.55%, 01/07/03                      8,500               8,500

+@ TEXAS DEPARTMENT OF HOUSING
   & COMMUNITY AFFAIRS
   Residential Meeting RB TOB
    Series 1999C 1.33%,
    01/07/03                                     14,950              14,950

   TEXAS STATE
+@ GO (Veterans Housing Fund II)
    Series 2002A-2 1.63%,
    01/07/03                                      6,000               6,000
+@ Revenue Refunding Bond
    (Veterans Housing Assistance
    Fund) Series 1995 1.45%,
   01/07/03                                      22,761              22,761
   TRAN
    1.10%, 08/29/03                               1,900               1,920
    1.24%, 08/29/03                               1,750               1,767
    1.25%, 08/29/03                               3,900               3,938
    1.40%, 08/29/03                              71,500              72,126
    1.41%, 08/29/03                              29,600              29,858
    1.44%, 08/29/03                              25,000              25,213
    1.45%, 08/29/03                              45,000              45,379
    1.48%, 08/29/03                              10,000              10,082
    1.49%, 08/29/03                              10,000              10,082
    1.50%, 08/29/03                              20,000              20,162
    1.52%, 08/29/03                              20,000              20,160

+@ TEXAS STATE DEPARTMENT OF
   HOUSING & COMMUNITY AFFAIRS
   M/F Housing RB (Creek Point
    Apartments Project) 1.60%,
    01/07/03                                      7,200              7,200

+@ TEXAS STATE PUBLIC FINANCE
   AUTHORITY
   GO Refunding TOBP Series
    290 1.26%, 01/07/03                           8,660               8,660

+@ TRINITY RIVER AUTHORITY, TEXAS
   Solid Waste Disposal RB
    (Community Waste Project)
    1.80%, 01/07/03                               6,605               6,605

+@ UNIVERSITY OF TEXAS
   Revenue TOB Series
    2002II-R-173 1.27%,
    01/07/03                                      5,000               5,000

+@ WACO, TEXAS EDUCATIONAL
   FINANCE CORP.
   RB (Baylor University) Series
    2002A 1.55%, 01/07/03                        10,000              10,000
                                                                  ---------
                                                                  1,337,986
   Utah 2.2%

+@ INTERMOUNTAIN POWER AGENCY,
   UTAH
   Power Supply TOB Series
    1997B 1.26%, 01/07/03                        16,495              16,495
   Power Supply TOB Series 409
    1.26%, 01/07/03                              15,330              15,330

+@ SALT LAKE CITY, UTAH
   RB (Rowland Hall St. Marks
    Project) 1.55%, 01/07/03                      9,515               9,515

+@ SALT LAKE CITY, UTAH AIRPORT
   RB 1.30%, 01/07/03                             9,700               9,700

+@ SALT LAKE CITY, UTAH HOSPITAL
   RB TOB (IHC Health Services)
    1.61%, 01/07/03                              26,730              26,730

+@ UTAH STATE
   TOBP (PT-429) 1.58%,
    01/07/03                                     31,085              31,085

+@ UTAH STATE BOARD OF REGENTS
   Student Loan RB Series 1993A
    1.65%, 01/07/03                              35,000              35,000
   Student Loan RB Series 1995L
    1.65%, 01/07/03                              77,500              77,500

+@ UTAH STATE BUILDING OWNERSHIP
   AUTHORITY
   Lease Revenue Refunding TOB
    Series 1998C 1.61%,
    01/07/03                                      9,695               9,695

+@ UTAH STATE FACILITIES SYSTEM
   Revenue Refunding TOB Series
    1998A 1.61%, 01/07/03                        30,060              30,060


See financial notes.

SCHWAB MUNICIPAL MONEY FUND -- Financials

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ WOODS CROSS CITY, UTAH
   M/F Housing RB (Springwood
    Apartments Project) Series
    2001-A 1.55%, 01/07/03                        3,605               3,605
                                                                 ----------
                                                                    264,715

   Vermont 0.2%

+@ VERMONT ECONOMIC
   DEVELOPMENT AUTHORITY
   IDRB (AGRI Mark, Inc. Project)
    Series 1999A 1.80%,
    01/07/03                                     17,000              17,000
   IDRB (AGRI Mark, Inc. Project)
    Series 1999B 1.80%,
    01/07/03                                      1,000               1,000

+@ VERMONT STATE EDUCATION &
   HEALTH BUILDINGS FINANCE AGENCY
   RB (Hospital Fletcher Allen
    Medical Center) Series 2000B
    1.50%, 01/07/03                               5,000               5,000
                                                                 ----------
                                                                     23,000

   Virginia 0.6%

+@ CHESTERFIELD COUNTY, VIRGINIA IDA
   Solid Waste Disposal Facility RB
    (Tidewater Fibre Corp. Project)
    1.65%, 01/07/03                               6,300               6,300

+@ KING GEORGE COUNTY, VIRGINA IDA
   Solid Waste Disposal Facility RB
    (Garnet of Virginia Project)
    Series 1996 1.65%,
    01/07/03                                      3,700               3,700

+@ LOUDOUN COUNTY, VIRGINIA
   IDRB (Electronic
    Instrumentation Project)
    1.30%, 01/07/03                               2,060               2,060

+@ METROPOLITAN WASHINGTON, D.C.
   AIRPORTS AUTHORITY, VIRGINIA
   Putters RB TOB, Series 240
    1.31%, 01/07/03                               6,900               6,900

+@ MONTGOMERY COUNTY, VIRGINIA IDA
   RB (Virginia Tech Foundation
    Project) 1.50%, 01/07/03                      4,820               4,820
   RB (Virginia Tech Foundation
    Project) Series 2001A 1.50%,
    01/07/03                                      9,700               9,700
   RB (Virginia Tech Foundation
    Project) Series 2001B 1.60%,
    01/07/03                                      1,585               1,585

+@ NORFOLK, VIRGINIA PACKAGE
   SYSTEM
   Revenue Refunding TOB
    1.61%, 01/07/03                               9,450               9,450

+@ PORTSMOUTH, VIRGINIA
   REDEVELOPMENT & HOUSING
   AUTHORITY
   M/F Housing RB (Churchland
    North Apartments Project)
    1.65%, 01/07/03                               6,855               6,855

+@ RICHMOND, VIRGINIA IDA
   Educational Facilities RB
    1.50%, 01/07/03                              10,000              10,000

+@ STAUNTON, VIRGINIA
   IDRB (Diebold, Inc. - Staunton
    Project) Series 1997 1.65%,
    01/07/03                                      2,835               2,835

+@ VIRGINIA BEACH, VIRGINIA
   DEVELOPMENT AUTHORITY
   M/F Housing RB (Silver Hill at
    Thalia, LLC Project) Series
    1999 1.65%, 01/07/03                          4,350               4,350
                                                                 ----------
                                                                     68,555

   Washington 4.4%

+@ ALGONA, WASHINGTON ECONOMIC
   DEVELOPMENT CORP.
   IDRB (Aitchison Family
    Partnership Project) 1.65%,
    01/07/03                                      2,500               2,500

+@ DOUGLAS COUNTY, WASHINGTON
   ECONOMIC DEVELOPMENT CORP.
   RB (Executive Flight Program)
    1.65%, 01/07/03                               6,500               6,500

+@ ENERGY NORTHWEST WASHINGTON
   Electric Revenue TOBP
    (PT-615) 1.61%, 01/07/03                     16,230              16,230

+@ EVERETT, WASHINGTON IDA
   RB (Partners Trust/Synsor
    Project) Series 1996 1.65%,
    01/07/03                                      3,800               3,800


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ EVERETT, WASHINGTON INDUSTRIAL
   DEVELOPMENT CORP.
   Exempt Facilities RB (Kimberly
    Clark Project) 1.65%,
    01/07/03                                      3,200               3,200

   KING COUNTY, WASHINGTON
   BAN 1.52%, 10/01/03                           85,000              85,617

+@ OLYMPIA, WASHINGTON ECOMOMIC
   DEVELOPMENT AUTHORITY
   Solid Waste Disposal RB (Lemay
    Enterprises Project) 1.80%,
    01/07/03                                      7,445               7,445

+@ PIERCE COUNTY, WASHINGTON
   ECONOMIC DEVELOPMENT CORP.
   RB (Flex-A-Lite Consolidated
    Project) 1.65%, 01/07/03                      2,700               2,700
   RB (K & M Holdings II Project)
    Series 1997 1.75%,
    01/07/03                                      1,500               1,500
   RB (McFarland Cascade
    Project) 1.45%, 01/07/03                      2,000               2,000
   RB (Solid Waste Lemay
    Enterprises Project) 1.80%,
    01/07/03                                      3,070               3,070

+@ PIERCE COUNTY, WASHINGTON
   SCHOOL DISTRICT NO. 10
   GO TOB 1.61%, 01/07/03                        43,655              43,655

+@ PORT CENTRALIA, WASHINGTON IDB
   Solid Waste Disposal RB
    (Lemay Enterprises Project)
    1.80%, 01/07/03                               1,930               1,930

+@ PORT MOSES LAKE, WASHINGTON
   PUBLIC CORP.
   RB (National Frozen Foods
    Corp.) 1.55%, 01/07/03                        4,600               4,600

+@ PORT OF SEATTLE, WASHINGTON
   Special Facilities RB TOB
    Series 1999J 1.70%,
    01/07/03                                     49,795              49,795
   TOBP (PA-759R) 1.63%,
    01/07/03                                      5,100               5,100

 + PORT OF TACOMA, WASHINGTON
   TECP 1.35%, 01/28/03                          10,000              10,000

+@ SEATTLE, WASHINGTON HDA
   RB (Capitol Hill Housing
    Improvement & HRG Project)
    1.65%, 01/07/03                               3,560               3,560
   RB (Casa Pacifica Apartments
    Project) Series 1997 1.65%,
    01/07/03                                      3,050               3,050

+@ SEATTLE, WASHINGTON
   Drain & Wastewater Revenue
    TOBP (PT-1605) 1.24%,
    01/07/03                                      6,875               6,875

+@ SNOHOMISH COUNTY, WASHINGTON
   PUBLIC UTILITY DISTRICT 001
   Generation System Revenue
    Refunding Bond Series
    2002A-1 1.15%, 01/07/03                       8,400               8,400
   Generation System Revenue
    Refunding Bond Series
    2002A-2 1.15%, 01/07/03                       7,000               7,000

+@ SPOKANE COUNTY, WASHINGTON
   INDUSTRIAL DEVELOPMENT CORP.
   RB (Metal Sales Manufacturing
    Corp. Project) 1.78%,
    01/07/03                                      1,260               1,260

+@ TACOMA, WASHINGTON HOUSING
   AUTHORITY
   RB (Crown Assisted Living
    Project) 1.30%, 01/07/03                      3,350               3,350

+@ WASHINGTON HEALTH CARE
   FACILITIES AUTHORITY
   RB (Yakima Valley Farm
    Workers Clinic) Series 1997
    1.55%, 01/07/03                               3,400               3,400

+@ WASHINGTON STATE
   GO TOB 1.61%, 01/07/03                        13,380              13,380
   GO TOB Series B 1.61%,
    01/07/03                                     30,485              30,485
   GO TOBP (PT-1540) 1.58%,
    01/07/03                                     19,985              19,985
   TOB Series 2002G 1.68%,
    01/07/03                                      5,170               5,170
   Various Purpose GO TOB
    Series 1998C 1.61%,
    01/07/03                                     12,150              12,150


See financial notes.

SCHWAB MUNICIPAL MONEY FUND -- Financials

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ WASHINGTON STATE ECONOMIC
   DEVELOPMENT FINANCE AUTHORITY
   ACES RB (Tank Project) Series
    1998B 1.80%, 01/07/03                         1,210               1,210
   IDRB (Tonkin Building) Series
    1997A 1.80%, 01/07/03                         1,000               1,000
   RB (Hunter Douglas Project)
    Series 1997A 1.65%,
    01/07/03                                      3,500               3,500
   RB (Skills, Inc. Project) 1.65%,
    01/07/03                                      3,060               3,060
   Solid Waste Disposal RB
    (Waste Management Project)
    Series 2000H 1.80%,
    01/02/03                                      6,825               6,825
   Solid Waste Disposal RB
    (Waste Management Project)
    Series 2000I 1.60%,
    01/07/03                                      6,830               6,830
   Solid Waste Disposal RB
    (Waste Management Project)
    Series 2000L 1.80%,
    01/07/03                                      7,235               7,235
   Solid Waste Disposal RB
    (Waste Management Project)
    Series 2001C 1.80%,
    01/07/03                                      5,500               5,500

+@ WASHINGTON STATE ENERGY
   Northwest Eagle TOB 1.61%,
    01/07/03                                     29,700              29,700

+@ WASHINGTON STATE HFA
   M/F Housing Mortgage RB
    (Brittany Park Phase 3
    Project) 1.65%, 01/07/03                      3,480               3,480
   M/F Housing Mortgage RB
    (Canyon Lake II) Series
    1993A 1.60%, 01/07/03                         4,440               4,440
   M/F Housing Mortgage RB
    (Lake Washington Apartments
    Project) Series 1996 1.65%,
    01/07/03                                      8,450               8,450
   M/F Housing Mortgage RB
    (Meridian Court Apartments)
    Series 1996 1.60%,
    01/07/03                                      6,700               6,700
   M/F Housing Mortgage RB
    (Merrill Gardens Project)
    Series 1997A 1.65%,
    01/07/03                                      3,725               3,725
   M/F Housing Mortgage RB
    (Rosecreek Apartments
    Project) 1.70%, 01/07/03                      3,570               3,570
   M/F Housing Mortgage RB
    (Woodrose Apartment Project)
    Series 1999A 1.65%,
    01/07/03                                      6,750               6,750

+@ WASHINGTON STATE HOUSING
   FINANCE COMMISSION
   M/F Housing RB (Brittany Park
    Project) Series A 1.35%,
    01/07/03                                      8,405               8,405
   M/F Housing RB (Carlyle Care
    Center Project Series) 2000A
    1.90%, 01/01/03                               3,055               3,055
   M/F Housing RB (Lakewood
    Meadows Apartments Project)
    Series 2000A 1.75%,
    01/07/03                                      3,140               3,140
   TOBP (PT-636) 1.68%,
    01/07/03                                     24,780              24,780

+@ YAKAMA INDIAN NATION,
   WASHINGTON CONFEDERATED
   TRIBES & BANDS
   RB (Yakama Forests Products
    Project) 1.65%, 01/07/03                      4,300               4,300

+@ YAKIMA COUNTY, WASHINGTON
   PUBLIC CORP.
   IDRB (Cowiche Growers
    Project) 1.65%, 01/07/03                      3,200               3,200
   RB (Hi-Country Foods Project)
    1.65%, 01/07/03                               6,300               6,300
   RB (Michaelson Packaging
    Project) 1.65%, 01/07/03                      2,100               2,100
   RB (Printing Press Project)
    1.65%, 01/07/03                               1,500               1,500
                                                                 ----------
                                                                    526,462


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   West Virginia 0.6%

+@ FAYETTE COUNTY, WEST VIRGINA
   SOLID WASTE DISPOSAL FACILITIES
   RB (Georgia-Pacific Corp.
    Project) Series 1995 1.65%,
    01/07/03                                     11,100              11,100

+@ MARION COUNTY, WEST VIRGINIA
   SOLID WASTE DISPOSAL FACILITIES
   RB (Grant Town Project) Series
    1990B 1.70%, 01/07/03                        22,025              22,025
   RB (Grant Town Project) Series
    1990C 1.70%, 01/07/03                        19,000              19,000
   RB (Grant Town Project) Series
    1990D 1.70%, 01/07/03                         3,600               3,600

+@ WEST VIRGINIA SCHOOL BUILDING
   AUTHORITY
   RB TOBP (PA-914) 1.58%,
    01/07/03                                     17,555              17,555

+@ WEST VIRGINIA STATE HOSPITAL
   FINANCE AUTHORITY
   RB (St. Joseph's Hospital
    Project) Series 1987 1.62%,
    01/07/03                                      1,500               1,500
                                                                 ----------
                                                                     74,780

   Wisconsin 1.3%

+@ CHILTON, WISCONSIN
   IDRB (Kaytee Products, Inc.
    Project) Series 1995 1.80%,
    01/07/03                                        520                 520

+@ COLBURN, WISCONSIN
   IDRB (Heartland Farms Project)
    Series 1994 1.60%,
    01/07/03                                      5,900               5,900

+@ KENOSHA, WISCONSIN
   IDRB (Asyst Tech, LLC Project)
    1.68%, 01/07/03                               5,000               5,000

+@ LAC DU FLAMBEAU, BAND OF LAKE
   SUPERIOR, WISCONSIN CHIPPEWA
   INDIANS
   Special Obligation Bond
    (Simpson Electric Co. Project)
    Series 1985 1.75%,
    01/07/03                                      3,200               3,200

+@ MILWAUKEE COUNTY, WISCONSIN
   AIRPORT
   RB TOBP(PT-681) 1.65%,
    01/07/03                                     13,630              13,630

   RACINE, WISCONSIN SCHOOL
   DISTRICT
   TRAN 1.52%, 07/15/03                          26,900              26,961

+@ RAPIDS CITY, WISCONSIN
   IDRB (Theile Kaolin of
    Wisconsin, Inc. Project) Series
    1998 1.65%, 01/07/03                           4500                4500

+@ RHINELANDER, WISCONSIN
   IDRB (Lake Shore, Inc. Project)
    1.50%, 01/07/03                               3,820               3,820

+@ SOUTHEAST WISCONSIN
   PROFESSIONAL BASEBALL PARK
   DISTRICT
   Sales Tax RB TOB Series
    2000Y 1.65%, 01/07/03                         5,000               5,000

+@ WISCONSIN HOUSING & ECONOMIC
   DEVELOPMENT AUTHORITY
   Home Ownership RB Series
    2002C 1.55%, 01/07/03                         3,000               3,000
   Home Ownership RB Series
    2002D 1.63%, 01/07/03                         2,810               2,810
   Home Ownership RB TOB
    Series 1999R 1.30%,
    01/07/03                                     17,990              17,990
   Home Ownership RB TOB
    Series 1999S 1.35%,
    01/07/03                                     13,240              13,240
   Home Ownership TOBP
    (PT-194) 1.68%, 01/07/03                     12,305              12,305
   Housing RB TOB Series 650
    1.26%, 01/07/03                              16,380              16,380
   RB(Ultratec, Inc. Project)
    Series 7 1.60%, 01/07/03                      2,490               2,490

 + WISCONSIN STATE
   GO Series 2002C 1.65%
    05/01/03                                      4,985               5,007

+@ WISCONSIN STATE HEALTH &
   EDUCATIONAL FACILITIES AUTHORITY
   RB (Lutheran College) 1.80%,
    01/07/03                                      7,000               7,000
                                                                    -------
                                                                    148,753


See Financial notes.

SCHWAB MUNICIPAL MONEY FUND -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002.  Continued

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   Wyoming 0.6%

+@ LINCOLN COUNTY, WYOMING
   Pollution Control RB
    (ExxonMobil Corp. Project)
    Series 1987A 1.70%,
    01/01/03                                      4,700               4,700
   Pollution Control RB
    (ExxonMobil Corp. Project)
    Series 1987C 1.70%,
    01/01/03                                     13,100              13,100

+@ UNITA COUNTY, WYOMING
   Pollution Control RB (Amoco
    Project) 1.70%, 01/01/03                      7,450               7,450
   Pollution Control RB (Chevron
    U.S.A., Inc. Project) 1.70%,
    01/01/03                                      4,750              4,750

+@ WYOMING COMMUNITY
   DEVELOPMENT AUTHORITY
   Housing RB TOB 1.32%,
    01/07/03                                      8,090               8,090
   Housing RB TOBP (PT-533)
    1.32%, 01/07/03                               6,215              6,215

   WYOMING STATE GENERAL FUND
   TRAN Series 2002A 1.58%,
    06/27/03                                     30,000              30,132
                                                                 ----------
                                                                     74,437

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of December 31, 2002. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at market value                                        $11,901,562 a
Cash                                                                        312
Receivables:
  Fund shares sold                                                       17,207
  Interest                                                               45,075
  Investments sold                                                      277,519
Prepaid expenses                                                    +        21
                                                                    -----------
TOTAL ASSETS                                                         12,241,696

LIABILITIES
-------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                   16,776
  Dividends to shareholders                                                 882
  Investments bought                                                    307,550
  Investment adviser and administrator fees                                 198
  Transfer agent and shareholder service fees                               357
Accrued expenses                                                    +       425
                                                                    -----------
TOTAL LIABILITIES                                                       326,188

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                         12,241,696
TOTAL LIABILITIES                                                   -   326,188
                                                                    -----------
NET ASSETS                                                          $11,915,508

NET ASSETS BY SOURCE

Capital received from investors                                      11,918,102
Net realized capital losses                                              (2,594)

NET ASSETS BY SHARE CLASS

                                          SHARES
SHARE CLASS              NET ASSETS   /   OUTSTANDING    =   NAV
Sweep Shares             $7,435,388       7,438,253          $1.00
Value Advantage Shares   $4,480,120       4,480,116          $1.00

a Includes illiquid restricted securities worth $16,515, or 0.14% of the fund's investments. The amortized cost for the fund's securities was $11,901,562. During the reporting period, the fund had $3,924,886 in transactions with other SchwabFunds(R).

FEDERAL TAX DATA

COST BASIS OF PORTFOLIO    $11,901,647

UNUSED CAPITAL LOSSES:
Expires 12/31 of:          Loss amount:
2004                               $338
2005                                523
2007                                775
2008                       +        873
                           ------------
                                 $2,509


See financial notes.

SCHWAB MUNICIPAL MONEY FUND -- Financials

Statement of
OPERATIONS
For January 1, 2002 through December 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                               $174,881

NET REALIZED GAINS
-------------------------------------------------------------------------------
Net realized gains on investments sold                                      347

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                39,171 a
Transfer agent and shareholder service fees:
  Sweep Shares                                                           32,174 b
  Value Advantage Shares                                                  8,932 b
Trustees' fees                                                               53 c
Custodian and portfolio accounting fees                                     850
Professional fees                                                            63
Registration fees                                                           898
Shareholder reports                                                         745
Other expenses                                                        +      64
                                                                      ---------
Total expenses                                                           82,950
Expense reduction                                                     -  17,491 d
                                                                      ---------
NET EXPENSES                                                             65,459

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 174,881
NET EXPENSES                                                          -  65,459
                                                                      ---------
NET INVESTMENT INCOME                                                   109,422
NET REALIZED GAINS                                                    +     347
                                                                      ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $109,769


a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets as follows:

  TRANSFER AGENT SERVICES:

                            % OF AVERAGE
  SHARE CLASS             DAILY NET ASSETS
  ----------------------------------------
  Sweep Shares                  0.25
  Value Advantage Shares        0.05

  SHAREHOLDER SERVICES:

                            % OF AVERAGE
  SHARE CLASS             DAILY NET ASSETS
  ----------------------------------------
  Sweep Shares                  0.20
  Value Advantage Shares        0.17

c For the fund's independent trustees only.

d Includes $16,061 from the investment adviser (CSIM) and $1,430 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least April 30, 2003, as follows:

                            % OF AVERAGE
  SHARE CLASS             DAILY NET ASSETS
  ----------------------------------------
  Sweep Shares                        0.66
  Value Advantage Shares              0.45

  This limit doesn't include interest, taxes and certain non-routine expenses.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
-------------------------------------------------------------------------------
                                            1/1/02-12/31/02     1/1/01-12/31/01
Net investment income                              $109,422            $231,943
Net realized gains                          +           347               1,167
                                            -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              109,769             233,110

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Sweep Shares                                         64,407             150,939
Value Advantage Shares                      +        45,015              81,004
                                            -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME          109,422             231,943 a

TRANSACTIONS IN FUND SHARES b
-------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                     24,400,497          24,826,248
Value Advantage Shares                      +     5,574,437           5,849,858
                                            -----------------------------------
TOTAL SHARES SOLD                                29,974,934          30,676,106

SHARES REINVESTED
Sweep Shares                                         63,259             147,934
Value Advantage Shares                      +        41,570              74,863
                                            -----------------------------------
TOTAL SHARES REINVESTED                             104,829             222,797

SHARES REDEEMED
Sweep Shares                                    (24,293,754)        (24,489,922)
Value Advantage Shares                      +    (4,913,621)         (5,065,908)
                                            -----------------------------------
TOTAL SHARES REDEEMED                           (29,207,375)        (29,555,830)

NET INCREASE                                        872,388           1,343,073 c

NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                              11,042,773           9,698,533
Total increase                              +       872,735           1,344,240 d
                                            -----------------------------------
END OF PERIOD                                   $11,915,508         $11,042,773

a Unaudited

  The fund hereby designates 100% of its dividends for the current period as tax-exempt interest dividends.

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents shares sold plus shares reinvested, minus shares redeemed.

d Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See financial notes.

      The fund seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and California personal income tax. 1

Schwab California Municipal Money Fund

[Photo of Kevin Shaughnessy]

Kevin Shaughnessy, a portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 2000, he worked for more than ten years in fixed-income portfolio management.

TICKER SYMBOLS

Sweep Shares: SWCXX

Value Advantage
Shares: SWKXX

MANAGER'S PERSPECTIVE

SHORT-TERM MUNICIPAL YIELDS CONTINUED TO FALL IN 2002. Faced with the opportunity to borrow money at very low rates, and the need to do so to cover looming budget shortfalls nationwide, municipalities issued $72 billion in short-term notes during 2002--an increase of 28% over 2001. The rise in supply kept short-term muni rates from falling as much as they otherwise might have, and enhanced their attractiveness relative to taxable money market yields.

DURING THE YEAR, WE ADDED TO OUR POSITIONS IN FIXED-RATE SECURITIES AND KEPT THE FUND'S AVERAGE MATURITY SLIGHTLY LONGER THAN THAT OF OUR PEER GROUP. This strategy worked to our advantage when yields fell during the second quarter as the strength of the recovery came into question and again in November with the Fed's interest rate cut.

CALIFORNIA'S ECONOMY CONTINUES TO GROW, ALBEIT SLOWLY. While job growth was nearly flat for 2002, home sales and consumer spending remained healthy. The Department of Finance expects statewide personal income to grow 3.3% during 2003 and 5.3% in 2004, compared to 4.1% and 5.4% for the nation.

The slow economy and the three-year decline in stock prices led to significant revenue shortfalls during fiscal 2002 (which ended 6/30/02) and the first half of fiscal 2003. Together with the consequences of earlier one-time cost deferrals that must now be addressed, the state faces a budget gap of about $34 billion for fiscal 2003 and 2004 together. While the Governor has proposed measures to close the gap, the budget process will be difficult given the size of the problem. As a result, the state's credit quality has declined; as of the report date, its Moody's, S&P and Fitch ratings respectively were A1 (negative outlook), A (stable outlook) and A (Rating Watch Negative). Although the downgrades are not good news, the state is still a solid investment-grade credit, thanks to its taxation and borrowing powers and the size and diversity of its economy.

1 A portion of income also may be subject to the alternative minimum tax (AMT).


Schwab Municipal Money Funds

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS as of 12/31/02

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends during the period. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

                                         VALUE
                             SWEEP     ADVANTAGE
                             SHARES     SHARES
------------------------------------------------
SEVEN-DAY YIELD               0.76%      0.96%
------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD     0.76%      0.96%
------------------------------------------------
SEVEN-DAY TAXABLE-EQUIVALENT
EFFECTIVE YIELD 2             1.36%      1.72%
------------------------------------------------

WEIGHTED AVERAGE MATURITY during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

 Monthly         Maturity
31-Dec-01          44
   Jan-02          41
   Feb-02          36
   Mar-02          32
   Apr-02          25
   May-02          21
   Jun-02          65
   Jul-02          60
   Aug-02          54
   Sep-02          48
   Oct-02          53
   Nov-02          44
31-Dec-02          39

PORTFOLIO COMPOSITION as of 12/31/02

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY STATE

[PIE CHART]

97.4%     CALIFORNIA
 2.6%     PUERTO RICO

BY CREDIT QUALITY

[PIE CHART]

92.1%     TIER 1
 7.9%     TIER 2

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, Sweep Shares' and Value Advantage Shares' seven-day yields would have been 0.60% and 0.83%, the seven-day effective yields would have been 0.60% and 0.83% and the seven-day taxable-equivalent effective yields would have been 1.08% and 1.49%, respectively.

2 Taxable-equivalent yield assumes a 2002 maximum combined federal regular income and California state personal income tax rate of 44.31%.

3 Composition of the fund's portfolio is as of 12/31/02 and is not indicative of holdings after that date.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- Financials

FINANCIAL TABLES

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have been audited by PricewaterhouseCoopers LLP.

Look online at www.schwab.com/schwabfunds/how2read for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                              1/1/02-    1/1/01-   1/1/00-   1/1/99-    1/1/98-
SWEEP SHARES                                 12/31/02   12/31/01  12/31/00  12/31/99   12/31/98
------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00       1.00      1.00      1.00       1.00
                                             ---------------------------------------------------
Income from investment operations:
  Net investment income                          0.01       0.02      0.03      0.02       0.03
                                             ---------------------------------------------------
Less distributions:
  Dividends from net investment income          (0.01)     (0.02)    (0.03)    (0.02)     (0.03)
                                             ---------------------------------------------------
Net asset value at end of period                 1.00       1.00      1.00      1.00       1.00
                                             ---------------------------------------------------
Total return (%)                                 0.83       1.99      3.02      2.42       2.64

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                              0.65       0.65     0.651      0.65       0.65
Expense reductions reflected in above ratio      0.17       0.17      0.18      0.20       0.24
Ratio of net investment income to
 average net assets                              0.83       1.98      2.98      2.41       2.60
Net assets, end of period ($ x 1,000,000)       4,056      3,897     3,923     3,457      2,611

1 Would have been 0.66% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

                                             1/1/02-    1/1/01-    1/1/00-   1/1/99-    1/1/98-
VALUE ADVANTAGE SHARES                      12/31/02   12/31/01   12/31/00  12/31/99   12/31/98
------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------
Net asset value at beginning of period          1.00       1.00       1.00      1.00       1.00
                                            ----------------------------------------------------
Income from investment operations:
  Net investment income                         0.01       0.02       0.03      0.03       0.03
                                            ----------------------------------------------------
Less distributions:
  Dividends from net investment income         (0.01)     (0.02)     (0.03)    (0.03)     (0.03)
                                            ----------------------------------------------------
Net asset value at end of period                1.00       1.00       1.00      1.00       1.00
                                            ----------------------------------------------------
Total return (%)                                1.03       2.19       3.22      2.62       2.84

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                             0.45       0.45       0.45 1    0.45       0.45
Expense reductions reflected in above ratio     0.14       0.16       0.17      0.20       0.25
Ratio of net investment income to
 average net assets                             1.03       2.11       3.20      2.60       2.79
Net assets, end of period ($ x 1,000,000)      3,081      2,563      2,170     1,604      1,359

1 Would have been 0.46% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+  Credit-enhanced security

@  Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0%    MUNICIPAL SECURITIES
          Market Value: $7,142,005
          Cost: $7,142,005
----------------------------------
100.0%    TOTAL INVESTMENTS
          Market Value: $7,142,005
          Cost: $7,142,005

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   MUNICIPAL SECURITIES 100.0% of investments
   ------------------------------------------------------------------------

   California 97.4%

+@ ABAG FINANCING AUTHORITY FOR
   NON-PROFIT CORPORATIONS,
   CALIFORNIA
   COP (Harker School Project)
    1.70%, 01/07/03                               4,900               4,900
   COP (Lucile Salter Packard
    Project) 1.10%, 01/07/03                      4,600               4,600
   M/F Housing RB (Architect
    Building Project) 1.60%,
    01/07/03                                      3,200               3,200
   M/F Housing RB (Crossing
    Apartments Project) Series
    2002A 1.60%, 01/07/03                        55,700              55,700
   M/F Housing RB (Miramar
    Apartments) 1.55%,
    01/07/03                                     30,000              30,000
   M/F Housing RB (Mountain
    View Apartments) Series
    1997A 1.40%, 01/07/03                         6,325               6,325
   RB (New De Young Museum
    Project) Series 2002B 1.40%,
    01/07/03                                     18,500              18,500
   RB (Public Policy Institute of
    California Project) Series
    2002A 1.30%, 01/07/03                         9,000               9,000

+@ ALAMEDA COUNTY, CALIFORNIA
   IDRB (Aitchison Family Project)
    Series 1993A 1.20%,
    01/07/03                                      2,640               2,640
   IDRB (JMS Family Partners)
    Series A 1.50%, 01/07/03                      1,000               1,000
   IDRB (Scientific Technology
    Project) Series 1994A 1.55%,
    01/07/03                                      2,400               2,400

+@ ALAMEDA COUNTY, CALIFORNIA IDA
    RB (Malmberg Engineering, Inc.
    Project) 1.55%, 01/07/03                      2,520               2,520

+@ ALISAL, CALIFORNIA UNION SCHOOL
   DISTRICT
   COP (Bridge Funding Project)
    Series A 1.40%, 01/07/03                     10,505              10,505


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ ANAHEIM, CALIFORNIA
   COP (Anaheim Memorial
    Hospital Association Project)
    1.35%, 01/07/03                              10,215              10,215
   COP (Police Facility Financing
    Project) 1.35%, 01/07/03                      2,200               2,200

+@ ANAHEIM, CALIFORNIA HOUSING
   AUTHORITY
   M/F Housing RB (Casa Grande
    Apartments) Series 1997A
    1.55%, 01/07/03                               3,695               3,695
   M/F Housing RB (Park Vista
    Apartments) 1.50%,
    01/07/03                                     21,000              21,000
   M/F Housing RB (Port Trinidad
    Apartments) Series 1997C
    1.55%, 01/07/03                               2,040               2,040
   M/F Housing RB (Sage Park
    Project) Series A 1.55%,
    01/07/03                                      5,500               5,500

+@ ANAHEIM, CALIFORNIA UNION HIGH
   SCHOOL DISTRICT
   COP 1.50%, 01/07/03                            5,500               5,500

+@ ANTELOPE VALLEY, CALIFORNIA
   HEALTH CARE DISTRICT
   RB Series A 1.50%, 01/07/03                   29,000              29,000

+@ BAY AREA GOVERNMENT
   ASSOCIATION OF CALIFORNIA
   RB TOB Series 2002A 1.25%,
    01/07/03                                      9,995               9,995

+@ BAY AREA, CALIFORNIA TOLL
   AUTHORITY
   Toll Bridge RB (San Francisco
    Bay Area Project) Series
    2001A 1.45%, 01/07/03                        66,700              66,700
   Toll Bridge RB (San Francisco
    Bay Area Project) Series
    2001C 1.15%, 01/07/03                        34,050              34,050
   Toll Bridge RB TOB Series
    2001Q 1.50%, 01/07/03                        10,125              10,125

+@ BIG BEAR LAKE, CALIFORNIA
   Water RB TOBP (PA- 597)
    1.56%, 01/07/03                               8,445               8,445

+@ BURBANK, CALIFORNIA
   REDEVELOPMENT AGENCY
   M/F Housing RB 1.20%,
    01/07/03                                     14,160              14,160

+@ CALIFORNIA ALTERNATIVE ENERGY
   SOURCE FINANCING AUTHORITY
   RB (GE Capital Corp. Arroyo
    Project) Series 1993A 1.15%,
    01/07/03                                     25,330              25,330
   RB (GE Capital Corp. Arroyo
    Project) Series 1993B 1.15%,
    01/07/03                                     12,860              12,860

   CALIFORNIA COMMUNITY COLLEGE
   FINANCING AUTHORITY
   TRAN Series A 1.68%,
    06/30/03                                     35,000              35,224

+@ CALIFORNIA EASTERN WATER
   MUNICIPAL DISTRICT
   Water & Sewer RB COP Series
    1993B 1.50%, 01/07/03                        23,355              23,355

+@ CALIFORNIA ECONOMIC
   DEVELOPMENT FINANCING
   AUTHORITY
   RB (Lion Raisin Project) 1.45%,
    01/07/03                                      1,550               1,550

+@ CALIFORNIA EDUCATIONAL FACILITIES
   AUTHORITY
   RB (Chapman University)
    1.25%, 01/07/03                               4,800               4,800
   RB (San Francisco
    Conservatory) 1.10%,
    01/07/03                                      2,890               2,890
   RB (St Mary's College Project)
    Series B 1.40%, 01/07/03                      8,150               8,150
   RB (University of Judaism
    Project) Series A 1.20%,
    01/07/03                                      5,400               5,400
   RB (University of San Francisco)
    1.20%, 01/07/03                              20,000              20,000
   RB TOB Series 413 1.18%,
    01/07/03                                      8,995               8,995

+@ CALIFORNIA HEALTH FACILITIES
   FINANCING AUTHORITY
   RB (Adventist Health System)
    Series A 1.50%, 01/07/03                      1,200               1,200


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002.  Continued

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   RB (California Prebyterian
    Homes) Series 1998 1.12%,
    01/07/03                                     29,900              29,900
   RB (Catholic Health Care)
    Series A 1.15%, 01/07/03                      9,300               9,300
   RB (Scripps Memorial Hospital)
    Series A 1.10%, 01/07/03                     13,800              13,800
   RB (Scripps Memorial Hospital)
    Series B 1.49%, 01/07/03                      7,905               7,905
   TOB Putters Series 181 1.20%,
    01/07/03                                      9,995               9,995

+@ CALIFORNIA HFA
   Home Mortgage RB Series
    1999J-2 1.17%, 01/07/03                      16,610              16,610
   Home Mortgage RB Series
    2000M 1.17%, 01/07/03                         3,540               3,540
   Home Mortgage RB Series
    2000N 1.17%, 01/07/03                        26,000              26,000
   Home Mortgage RB Series
    2001R 1.55%, 01/07/03                         8,410               8,410
   Home Mortgage RB Series B
    1.65%, 01/07/03                              14,500              14,500
   Home Mortgage RB Series J
    1.46%, 01/07/03                              21,800              21,800
   Home Mortgage RB Series N
    1.55%, 01/07/03                              18,435              18,435
   M/F Housing RB Series 2001G
    1.00%, 01/07/03                              66,795              66,795
   M/F Housing RB Series 2002E
    1.10%, 01/07/03                              10,000              10,000
   RB Series 2002P 0.95%,
    01/07/03                                     61,000              61,000
   RB TOB (PT-613) 1.69%,
    01/07/03                                     33,900              33,900
   RB TOB Series 1997E 1.56%,
    01/07/03                                      6,610               6,610
   RB TOB Series R 1.50%,
    01/07/03                                      9,995               9,995
   RB TOBP (PT-651A) 1.69%,
    01/07/03                                     92,995              92,995

 + CALIFORNIA INFRASTRUCTURE &
   ECONOMIC DEVELOPMENT BANK
 @ IDRB (American Derosa-
    Lamparts) 1.25%, 01/07/03                     4,950               4,950
 @ IDRB (Fairmont Sign Co.
    Project) Series 2000A 1.35%,
    01/07/03                                      4,250               4,250
 @ IDRB (Independent System
    Operation Corporation Project)
    Series A 1.15%, 01/07/03                     13,600              13,600
 @ IDRB (Lafayette Textile
    Industries Project) 1.25%,
    01/07/03                                      2,320               2,320
 @ IDRB (Nelson Name Plate Co.
    Project) 1.20%, 01/07/03                      3,650               3,650
 @ IDRB (Roller Bearing Co. of
    America Santa Ana Project)
    1.10%, 01/07/03                               2,400               2,400
 @ RB ( Rand Corp.) Series 2002B
    1.50%, 01/01/03                               3,200               3,200
 @ RB (Buck Institute) 1.55%,
    01/07/03                                     49,800              49,800
   TECP Series 2000A
    1.50%, 01/29/03                              25,000              25,000
    1.15%, 02/10/03                               7,000               7,000

+@ CALIFORNIA POLLUTION CONTROL
   FINANCING AUTHORITY
   RB (Borax, Inc. Project) Series
    A 1.41%, 01/07/03                            10,200              10,200
   RB (Green Team of San Jose
    Project) 1.75%, 01/07/03                      1,100               1,100
   RB (Wadham Energy Project)
    Series 1987B 1.15%,
    01/07/03                                        700                 700
   Resource Recovery RB (Sanger
    Project) Series 1990A 1.25%,
    01/07/03                                     19,200              19,200
   Resource Recovery Solid Waste
    Disposal RB (Atlas Disposal
    Industrial Project) Series
    1999A 1.60%, 01/07/03                         3,000               3,000
   Solid Waste Disposal RB 2.25%,
    01/07/03                                     11,460              11,460
   Solid Waste Disposal RB
    (Alameda County Industries
    Project) Series 2000A 1.75%,
    01/07/03                                      4,470               4,470
   Solid Waste Disposal RB (Allan
    Co. Project) 1.75%, 01/07/03                    725                 725
   Solid Waste Disposal RB
    (Athens Disposal Co. Project)
    Series 1995A 1.20%,
    01/07/03                                     14,555              14,555


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   Solid Waste Disposal RB
    (Athens Disposal Co. Project)
    Series 1999A 1.75%,
    01/07/03                                      7,000               7,000
   Solid Waste Disposal RB
    (Athens Services Project)
    Series 2001A 1.75%,
    01/07/03                                      4,900               4,900
   Solid Waste Disposal RB (BLT
    Enterprises) Series 1999A
    1.75%, 01/07/03                               7,905               7,905
   Solid Waste Disposal RB (Blue
    Line Transfer, Inc. Project)
    1.75%, 01/07/03                               4,700               4,700
   Solid Waste Disposal RB (Blue
    Line Transfer, Inc. Project)
    Series 2001A 1.75%,
    01/07/03                                      4,800               4,800
   Solid Waste Disposal RB
    (Burrtec Waste Industries
    Project) Series 1995A 2.25%,
    01/07/03                                      1,845               1,845
   Solid Waste Disposal RB
    (California Waste Sollutions
    Project) Series 2002A 1.75%,
    01/07/03                                      3,760               3,760
   Solid Waste Disposal RB
    (Calsan, Inc. Project) Series
    1999B 1.75%, 01/07/03                         3,305               3,305
   Solid Waste Disposal RB
    (Cheese & Protein
    International Project) Series
    2001A 1.75%, 01/07/03                        10,000              10,000
   Solid Waste Disposal RB (Cold
    Cyn Landfill Project) 1.80%,
    01/07/03                                      5,845               5,845
   Solid Waste Disposal RB
    (Colmac Energy Project)
    Series 1990A 1.15%,
    01/07/03                                      7,495               7,495
   Solid Waste Disposal RB
    (Contra Costa Services)
    Series 1995A 1.20%,
    01/07/03                                      2,600               2,600
   Solid Waste Disposal RB
    (CR & R Inc. Project) Series A
    1.85%, 01/07/03                               3,900               3,900
   Solid Waste Disposal RB (Edco
    Disposal Corp. Project) Series
    1996A 1.05%, 01/07/03                        15,720              15,720
   Solid Waste Disposal RB
    (Federal Disposal Service
    Project) Series 2001A 1.85%,
    01/07/03                                      3,200               3,200
   Solid Waste Disposal RB
    (Greenteam of San Jose
    Project) Series 2001A 1.75%,
    01/07/03                                      5,000               5,000
   Solid Waste Disposal RB
    (Greenwaste of Tehama
    Project) Series A 1.85%,
    01/07/03                                      2,535               2,535
   Solid Waste Disposal RB
    (Madera Disposable Project)
    Series A 1.80%, 01/07/03                      1,800               1,800
   Solid Waste Disposal RB
    (Marborg Industries Project)
    Series A 1.75%, 01/07/03                      5,135               5,135
   Solid Waste Disposal RB (Met
    Recycling Corporation Project)
    Series B 1.85%, 01/07/03                      4,575               4,575
   Solid Waste Disposal RB
    (Mottra Corp. Project) Series
    2002A 1.75%, 01/07/03                         2,750               2,750
   Solid Waste Disposal RB
    (NorCal Waste System, Inc.
    Project) Series 2001A 1.80%,
    01/07/03                                      8,740               8,740
   Solid Waste Disposal RB
    (NorCal Waste System, Inc.
    Project) Series 2002A 1.80%,
    01/07/03                                      6,000               6,000
   Solid Waste Disposal RB
    (Orange Avenue Disposal
    Services Project) Series
    2002A 1.60%, 01/07/03                         6,250               6,250
   Solid Waste Disposal RB
    (Ratto Group Co., Inc. Project)
    Series 2001A 1.75%,
    01/07/03                                      4,610               4,610
   Solid Waste Disposal RB
    (Sanco Services, LP Project)
    Series 2002A 2.25%,
    01/07/03                                      4,000               4,000


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- Financials

PORTFOLIO HOLDINGS As of December 31,2002. Continued

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   Solid Waste Disposal RB (Santa
    Clara Project) 1.85%,
    01/07/03                                      3,400               3,400
   Solid Waste Disposal RB (Santa
    Clara Valley Project) Series
    2001A 1.75%, 01/07/03                         7,075               7,075
   Solid Waste Disposal RB (Shell
    Martinez Refining Project)
    Series 1994A 1.50%,
    01/01/03                                      3,400               3,400
   Solid Waste Disposal RB (Shell
    Martinez Refining Project)
    Series 1996A 1.55%,
    01/07/03                                      1,200               1,200
   Solid Waste Disposal RB (Shell
    Oil Co. Project) Series 1994B
    1.50%, 01/01/03                               1,900               1,900
   Solid Waste Disposal RB (Solag
    Disposal Project) Series
    1997A 1.30%, 01/07/03                         2,670               2,670
   Solid Waste Disposal RB
    (Specialty Solid Waste Project)
    Series 2001A 1.85%,
    01/07/03                                      4,740               4,740
   Solid Waste Disposal RB (Sun
    Valley Paper Project) 1.75%,
    01/07/03                                        900                 900
   Solid Waste Disposal RB (Talco
    Plastics Project) Series
    1997A 1.25%, 01/07/03                         4,000               4,000
   Solid Waste Disposal RB (Tri
    Community Recycle Project)
    1.55%, 01/07/03                               2,280               2,280
   Solid Waste Disposal RB (Waste
    Management Project) Series
    2002A 1.57%, 01/07/03                        13,000              13,000
   Solid Waste Disposal RB (Waste
    Management, Inc. Project)
    Series A 1.80%, 01/07/03                      5,000               5,000
   Solid Waste Disposal RB (West
    Valley Project) Series 1997A
    2.25%, 01/07/03                               5,060               5,060
   Solid Waste Disposal RB
    (Zanker Road Landfill Project)
    Series C 1.85%, 01/07/03                      6,370               6,370
   Solid Waste Disposal RB
    Series A 1.60%, 01/07/03                     10,000              10,000

+@ CALIFORNIA PUBLIC POWER AGENCY
   Subordinated Lien RB (San
    Juan Project) Series 1997D
    1.50%, 01/07/03                               2,500               2,500

 + CALIFORNIA SCHOOL CASH RESERVE
   PROGRAM AUTHORITY
   Pooled RB Series A
    1.46%, 07/03/03                              10,020              10,096
    1.67%, 07/03/03                             100,000             100,656

   CALIFORNIA STATE

+@ GO Series 2001I-2 1.18%,
    01/07/03                                     17,840              17,840
 + GO TECP
    1.00%, 02/06/03                               9,000               9,000
    1.40%, 02/10/03                               8,750               8,750
    1.10%, 02/13/03                              12,000              12,000
    1.15%, 02/13/03                              27,600              27,600
    1.20%, 02/13/03                              15,000              15,000
    1.10%, 02/26/03                              56,050              56,050
    1.10%, 02/26/03                              16,000              16,000
    1.10%, 03/04/03                               4,000               4,000
    1.15%, 03/04/03                              41,600              41,600
    1.10%, 03/05/03                              25,525              25,525
    1.10%, 03/11/03                               3,000               3,000
    1.10%, 03/11/03                               5,000               5,000
+@ GO TOB Series 194 1.18%,
    01/07/03                                      8,125               8,125
+@ GO TOB Series 195 1.18%,
    01/07/03                                     10,835              10,835
+@ GO TOBP (PA-676) 1.60%,
    01/07/03                                     26,125              26,125
+@ GO TOBP (PA-815R) 1.58%,
    01/07/03                                     13,835              13,835
+@ GO TOBP (PT-1236) 1.60%,
    01/07/03                                     21,605              21,605
+@ GO TOBP (PT-1257) 1.60%,
    01/07/03                                     29,495              29,495
+@ Merlot GO TOB Series 2000A
    1.56%, 01/07/03                              18,065              18,065
   RAN
+@  1.42%, 01/07/03                             130,000             130,031
    1.65%, 06/20/03                              25,000              25,128
    1.66%, 06/20/03                               9,950              10,000
    1.31%, 06/27/03                             100,000             100,575
    1.70%, 06/27/03                             175,200             175,871
    1.30%, 06/27/03                              17,000              17,098


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   RAN Series A
    1.62%, 06/20/03                              50,000              50,202
    1.70%, 06/20/03                              35,000              35,129
    1.75%, 06/20/03                              22,000              22,076
+@ TOB Putters Series 132 1.20%,
    01/07/03                                     95,025              95,025

 + CALIFORNIA STATE DEPARTMENT OF
   WATER RESOURCES POWER SUPPLY
 @ RB TOBP (PA-1100) 1.56%,
    01/07/03                                     19,995              19,995
   RB TOB Series B-1 1.80%,
    03/13/03                                     75,000              75,000
   RB TOB Series C-1 1.80%,
    03/13/03                                    100,000             100,000
   RB TOB Series C-10 1.80%,
    01/16/03                                     81,000              81,000
   RB TOB Series C-7 1.80%,
    02/13/03                                     44,000              44,000

+@ CALIFORNIA STATE ECONOMIC
   DEVELOPMENT FINANCING
   AUTHORITY
   IDRB (Calco Project) 1.65%,
    01/07/03                                        670                 670
   IDRB (Gaiser Tool Project)
    1.50%, 01/07/03                               2,235               2,235
   IDRB (Mercury Air Group)
    1.45%, 01/07/03                              14,300              14,300
   RB (Costa Macoroni Project)
    1.50%, 01/07/03                               2,945               2,945

+@ CALIFORNIA STATE GOVERNMENT
   Eagle TOB Series 1994 1.52%,
    01/07/03                                     19,850              19,850
   Eagle TOB Series 1997C
    1.52%, 01/07/03                              10,900              10,900
   Eagle TOB Series 2000
    1.52%, 01/07/03                              29,255              29,255
    1.54%, 01/07/03                              40,440              40,440

+@ CALIFORNIA STATE HFA
   RB TOBP (PA-540R) 1.60%,
    01/07/03                                      1,740               1,740
   RB (Multi-Family Housing III)
    1.17%, 01/07/03                              26,175              26,175
   RB TOBP (PT-640) 1.69%,
    01/07/03                                      8,525               8,525

+@ CALIFORNIA STATE PUBLIC WORKS
   BOARD
   Lease Revenue TOB Putters
    Series 209 1.75%, 01/07/03                    9,995               9,995
   Lease Revenue TOB Series
    1999F 1.51%, 01/07/03                         9,985               9,985
   Lease Revenue TOB Series
    2000D 1.56%, 01/07/03                         3,000               3,000

   CALIFORNIA STATE UNIVERSITY
   INSTITUTE
   TECP
    1.00%, 03/05/03                               5,273               5,273
    1.00%, 03/06/03                              10,051              10,051
    1.20%, 03/06/03                              15,040              15,040

   CALIFORNIA STATEWIDE
   COMMUNITIES DEVELOPMENT
   AUTHORITY
+@ COP (North California Officers)
    1.55%, 01/01/03                               8,345               8,345
+@ COP (Sutter Health Obligation
    Group) 1.55%, 01/01/03                       19,100              19,100
+@ COP 1.40%, 01/07/03                            7,485               7,485
+@ COP TOB Series 1999E 1.51%,
    01/07/03                                      5,000               5,000
+@ IDRB (Biocol Investments, LP)
    Series 1997B 2.20%,
    01/07/03                                      1,500               1,500
+@ IDRB (Integrated Rolling Co.
    Project) Series 1999A 1.75%,
    01/07/03                                      2,200               2,200
+@ Insured RB (Fremont Rideout
    Project) Series 2001A 1.60%,
    01/07/03                                     20,700              20,700
+@ M/F Housing RB (Cypress Villa
    Apartments) Series F 1.50%,
    01/07/03                                      4,725               4,725
+@ M/F Housing RB (Emerald
    Gardens Apartments) Series E
    1.50%, 01/07/03                               7,320               7,320
+@ M/F Housing RB (Kimberly
    Woods Project) Series 1995B
    1.50%, 01/07/03                              13,400              13,400
+@ M/F Housing RB (Oakmont
    Concord Project) Series Q
    1.75%, 01/07/03                              25,000              25,000


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- Financials

PORTFOLIO HOLDINGS As of December 31,2002. Continued

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ M/F Housing RB (Park David
    Senior Apartments Project)
    Series 1999D 1.55%,
    01/07/03                                      8,220               8,220

+@ M/F Housing RB (Plaza Club
   Apartments) Series 1997A
   1.52%, 01/07/03                               10,290              10,290

+@ RB (Biola University Project)
    Series 2002B 1.40%,
    01/07/03                                     23,000              23,000
+@ RB (Dr. Nichols Pistachio)
    Series C 1.50%, 01/07/03                        600                 600
+@ RB (Elder Care Alliance)
    1.60%, 01/07/03                              12,760              12,760
+@ RB (Gemological Institute
    Project) 1.45%, 01/07/03                     35,705              35,705
+@ RB (Insured Children's Hospital
    Project) Series 2002A 1.35%,
    01/07/03                                     18,400              18,400
+@ RB (Insured Children's Hospital
    Project) Series 2002B 1.35%,
    01/07/03                                     19,500              19,500
+@ RB (Japanese American
    Museum Project) Series
    2000A 1.55%, 01/07/03                         4,800               4,800
+@ RB (Jewish Federation of Los
    Angeles) Series 2000A
    1.75%, 01/07/03                               7,400               7,400
+@ RB (Masters College Project)
    1.40%, 01/07/03                              11,250              11,250
+@ RB (National Public Radio
    Project) 1.55%, 01/07/03                      8,000               8,000
+@ RB (Valley Palms Apartments
    Project) 1.55%, 01/07/03                     12,000              12,000
+@ Solid Waste Disposal Facilities
    RB (Disposal Waste Services
    Project) 1.45%, 01/07/03                     25,000              25,000
   TRAN Series A 1.70%,
    06/30/03                                     40,252              40,000

+@ CALIFORNIA STATEWIDE
   COMMUNITIES DEVELOPMENT CORP.
   IDRB (13th I Associates
    Project) 2.20%, 01/07/03                      4,610               4,610
   IDRB (Cowden Metal Stamping
    Project) 2.20%, 01/07/03                      1,565               1,565
   IDRB (Drip In Irrigation Co.
    Project) 1.65%, 01/07/03                      3,600               3,600
   IDRB (Pacific Handy Cutter
    Products Project) 2.20%,
    01/07/03 125                                    125
   IDRB (The Diamond Foods
    Project) Series 1991 2.20%,
    01/07/03                                        790                 790
   IDRB Series 1998C 1.65%,
    01/07/03                                      1,830               1,830
   Industrial Development Revenue
    Refunding Bond (Golden
    Valley Project) Series A
    1.65%, 01/07/03                               1,260               1,260

+@ CALIFORNIA STATEWIDE M/F
   HOUSING AUTHORITY
   RB (Woodsong Apartments)
    Series 1997B 1.55%,
    01/07/03                                      3,327               3,327

   CALIFORNIA UNIVERSITY BOARD OF
   REGENTS
   TECP
    1.00%, 02/05/03                              23,545              23,545
    1.00%, 02/20/03                              17,800              17,800

+@ CARLSBAD, CALIFORNIA
   M/F Housing Revenue
   Refunding Bond COP (La
   Costa Apartment Project)
   Series 1993A 0.90%,
   01/07/03                                      14,400              14,400

+@ CONCORD, CALIFORNIA
   M/F Housing Mortgage RB (Bel
    Air Apartments Project) Series
    1986A 1.45%, 01/07/03                         3,000               3,000

+@ CONTRA COSTA COUNTY, CALIFORNIA
   M/F Housing Mortgage RB (El
    Cerrito Project) Series A
    1.45%, 01/07/03                                 980                 980

   CONTRA COSTA COUNTY, CALIFORNIA
   BOARD OF EDUCATION
   TRAN 1.66%, 07/01/03                          26,700              26,874

+@ DAVIS, CALIFORNIA COMMUNITY
   FACILITIES DISTRICT
   Special Tax Bond (East Davis
    Mace Ranch Project) 1.70%,
    01/07/03                                      3,370               3,370


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ DIAMOND BAR, CALIFORNIA PUBLIC
   FINANCING AUTHORITY
   Lease RB (Community Senior
    Center Project) Series 2002A
    1.55%, 01/07/03                               9,755               9,755

+@ DUBLIN, CALIFORNIA HOUSING
   AUTHORITY
   M/F Housing RB (Park Siera
    Project) Series A 1.50%,
    01/07/03                                     12,700              12,700

+@ DUBLIN, CALIFORNIA SAN RAMON
   SERVICES DISTRICT
   COP 1.40%, 01/07/03                           15,400              15,400

   EAST BAY, CALIFORNIA MUNICIPAL
   UTILITY DISTRICT
   TECP
    1.05%, 02/05/03                              14,800              14,800
    1.55%, 02/05/03                               8,000               8,000
    1.20%, 02/06/03                               7,000               7,000
    1.30%, 02/06/03                              11,000              11,000
    1.55%, 02/06/03                              10,500              10,500
    1.30%, 02/12/03                              13,800              13,800
    1.20%, 02/13/03                               3,000               3,000
    1.65%, 02/13/03                               6,500               6,500
    1.00%, 02/20/03                              12,000              12,000
+@ Water System Subordinated RB
    Series 2002B 1.40%,
    01/07/03                                     10,000              10,000

+@ EL CAJON, CALIFORNIA
   M/F Housing RB (Pinewood
    Apartments Project) 1.52%,
    01/07/03                                      1,450               1,450
   M/F Housing Redevelopment
    RB (Mollison & Madison
    Project) 1.52%, 01/07/03                      5,100               5,100

+@ EMERYVILLE, CALIFORNIA
   REDEVELOPMENT AGENCY
   Multi-family Housing RB
    (Baystreet Apartments)
    1.54%, 01/07/03                              33,215              33,215

+@ FOOTHILL-DE ANZA, CALIFORNIA
   COMMUNITY COLLEGE DISTRICT
   Merlot TOB Series 2000YY
    1.51%, 01/07/03                               9,990               9,990

+@ FRESNO, CALIFORNIA IDA
   RB (Keiser Corp.) 1.55%,
   01/07/03                                       1,815               1,815

+@ GOLDEN EMPIRE SCHOOLS
   FINANCING AUTHORITY, CALIFORNIA
   Lease RB (Kern High School
    District Projects) 1.50%,
    01/02/03                                     10,600              10,600

   GOLDEN GATE BRIDGE HIGHWAY &
   TRANSPORTATION DISTRICT,
   CALIFORNIA
   TECP 1.35%, 01/17/03                          19,700              19,700

+@ HAYWARD, CALIFORNIA
   M/F Housing RB (Shorewood
    Apartment Project) Series A
    1.50%, 01/07/03                              19,700              19,700

+@ HAYWARD, CALIFORNIA HOUSING
   AUTHORITY
   M/F Housing RB (Huntwood
    Terrace Apartments) 1.50%,
    01/07/03                                      5,465               5,465

+@ HERCULES, CALIFORNIA
   REDEVELOPMENT AGENCY
   IDRB (Pro Media Project)
    Series 2000A 1.10%,
    01/07/03                                      2,500               2,500

+@ HUNTINGTON BEACH, CALIFORNIA
   M/F Housing RB (Five Points
    Project) 1.52%, 01/07/03                      9,500               9,500

+@ HUNTINGTON PARK, CALIFORNIA
   REDEVELOPMENT AGENCY
   M/F Housing RB (Casa Rita
    Apartments) Series 1994A
    1.52%, 01/07/03                               4,100               4,100

+@ IRVINE RANCH, CALIFORNIA
   IMPROVEMENT BOND ACT 1915
   RB (Assessment District No.
    00-18) Series 2001A 1.55%,
    01/01/03                                      2,171               2,171
   RB (Assessment District No.
    85-7) Series 1986I 1.50%,
    01/07/03                                     20,182              20,182
   RB (Assessment District No.
    87-8) 1.55%, 01/01/03                         3,572               3,572
   RB (Assessment District No.
    93-14) 1.45%, 01/07/03                       12,000              12,000


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- Financials

PORTFOLIO HOLDINGS As of December 31,2002. Continued

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   RB (Assessment District No.
    97-17) 1.70%, 01/01/03                        5,400               5,400
+@ IRVINE RANCH, CALIFORNIA WATER
   DISTRICT
   Consolidated RB 1.55%,
    01/01/03                                      1,100               1,100
   Consolidated RB Series 1985
    1.55%, 01/01/03                               1,300               1,300
   COP (Capital Improvement
    Project) 1.45%, 01/01/03                      9,300               9,300
   Improvement GO (District 284)
    Series 1988A 1.45%,
    01/01/03                                      1,200               1,200
   Improvement GO 1.43%,
    01/01/03                                      5,860               5,860
   RB 1.55%, 01/01/03                             1,300               1,300

+@ KERN COUNTY, CALIFRONIA
   COP (Kern Public Facilities
    Project) Series A 1.50%,
    01/07/03                                      2,800               2,800

+@ LIVERMORE CALIFORNIA
   M/F RB (Redevelopment
    Agency Apartments) Series A
    1.60%, 01/07/03                               2,450               2,450

+@ LODI, CALIFORNIA ELECTRIC SYSTEM
   RB COP Series A 0.85%,
    01/07/03                                     20,660              20,660

   LONG BEACH, CALIFORNIA
+@ M/F Housing Authority RB
    (Channel Point Apartments
    Project) 1.45%, 01/07/03                      7,000               7,000
   TECP 1.00%, 03/05/03                          10,000              10,000

+@ LONG BEACH, CALIFORNIA HARBOR
   RB TOBP (PA-890R) 1.60%,
    01/07/03                                     10,125              10,125

+  LONG BEACH, CALIFORNIA HARBOR
   FACILITIES CORP.
   TECP Series 1994A
   1.60%, 01/09/03                               28,400              28,400
   1.50%, 02/04/03                               17,250              17,250

   LOS ANGELES, CALIFORNIA
+@ M/F Housing RB (Beverly Park
    Apartments) 1.55%,
    01/07/03                                     34,000              34,000

+@ M/F Housing RB (Studio
    Colony) Series 1985C 1.47%,
    01/07/03                                     15,931              15,931
+@ M/F Housing RB Series 1985K
    1.20%, 01/07/03                              12,655              12,655
+@ M/F Housing Revenue
    Refunding Bond (Tri City
    Project) Series 2001I 1.55%,
    01/07/03                                      3,700               3,700
+@ TOBP (PA-554) 1.56%,
    01/07/03                                      3,150               3,150
   TRAN
    1.50%, 06/30/03                               5,000               5,036
    1.57%, 06/30/03                              49,000              49,340
+@ Water & Power RB Subseries
    2001B-1 1.40%, 01/07/03                      31,500              31,500
+@ Water & Power RB Subseries
    2001B-3 1.45%, 01/07/03                      18,650              18,650

+@ LOS ANGELES, CALIFORNIA
   COMMUNITY COLLEGE DISTRICT
    COP Series A 1.35%, 01/07/03                 40,350              40,350

+@ LOS ANGELES, CALIFORNIA
   COMMUNITY REDEVELOPMENT
   AGENCY
   M/F Housing RB (Metropolitan
    Lofts Apartments) Series
    2002A 1.45%, 01/07/03                        17,750              17,750
   M/F Housing Revenue
    Refunding Bond (Promenade
    Towers Project) Series 2000
    1.40%, 01/07/03                              39,600              39,600

   LOS ANGELES, CALIFORNIA
   DEPARTMENT OF AVIATION
   Airport TECP Series B
     1.35%, 01/06/03                              5,700               5,700
     1.40%, 01/08/03                              4,300               4,300
     1.25%, 02/10/03                              3,000               3,000
     1.30%, 02/10/03                              2,500               2,500

+@ LOS ANGELES, CALIFORNIA
   DEPARTMENT OF WATER & POWER
   Eagle TOB Series 2001 1.52%,
    01/07/03                                     24,750              24,750
   Electric Plant TOB Series 1
    1.51%, 01/07/03                              19,995              19,995
   Electric Plant TOB Series 370
    1.18%, 01/07/03                              11,620              11,620


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   RB TOB Series 754 1.18%,
    01/01/03                                      8,470               8,470
   RB TOB Series L 1.51%,
    01/07/03                                     22,090              22,090
   TOB (PA 1087) 1.89%,
    01/07/03                                      7,120               7,120
   TOB Putters Series 184 1.20%,
    01/07/03                                     15,000              15,000

   LOS ANGELES, CALIFORNIA HARBOR
   DEPARTMENT
   TECP Series B
     1.00%, 02/10/03                             22,000              22,000
     1.05%, 02/12/03                             11,089              11,089
     1.25%, 02/20/03                             10,046              10,046

+@ LOS ANGELES, CALIFORNIA
   MUNICIPAL WASTEWATER AUTHORITY
   TOB 98-25 1.53%, 01/07/03                     17,000              17,000

   LOS ANGELES, CALIFORNIA UNIFIED
   SCHOOL DISTRICT
+@ Munitops TOB Series C 1.53%,
    01/07/03                                     15,400              15,400
   TRAN Series B 1.68%,
    07/01/03                                     15,000              15,096

+@ LOS ANGELES, CALIFORNIA
   WASTEWATER SYSTEM
   RB Series A 1.50%, 01/07/03                   12,245              12,245
   Revenue Refunding Bond
    Series 2001A 1.25%,
    01/07/03                                     18,000              18,000
   Revenue Refunding Bond
    Series 2001B 1.25%,
    01/07/03                                     22,200              22,200
   Revenue Refunding Bond
    Series 2001C 1.25%,
    01/07/03                                     24,200              24,200

   LOS ANGELES COUNTY, CALIFORNIA
+@ COP ACES (Los Angeles
    County Museum of Art
    Project) Series 1985A
    1.00%, 01/07/03                               1,500               1,500
+@ COP ACES (Los Angeles
    County Museum of Art
    Project) Series 1985B
    1.00%, 01/07/03                               1,600               1,600
+@ M/F Housing RB (Channel
    Gateway Apartments) 1.10%,
    01/07/03                                     67,700              67,700
   TRAN Series A
    1.49%, 06/30/03                               2,000               2,015
    3.00%, 06/30/03                              97,000              97,640

   LOS ANGELES COUNTY, CALIFORNIA
   CAPITAL ASSET LEASING CORP.
   Lease Revenue TECP
    1.00%, 02/11/03                               2,800               2,800
    1.20%, 02/11/03                               3,400               3,400
    1.00%, 03/05/03                              20,250              20,250
    1.05%, 03/11/03                              24,590              24,590
    1.05%, 03/13/03                               6,000               6,000

+@ LOS ANGELES COUNTY, CALIFORNIA
   HOUSING AUTHORITY
   M/F Housing RB (Malibu
    Canyon Apartments Project)
    Series B 1.20%, 01/07/3                      28,520              28,520

   LOS ANGELES COUNTY, CALIFORNIA
   METROPOLITAN TRANSIT AUTHORITY
   TOB
+@  1.51%, 01/07/03                              23,830              23,830
    1.20%, 02/11/03                              57,990              57,990
    1.25%, 02/14/03                              45,266              45,266

   LOS ANGELES COUNTY, CALIFORNIA
   METROPOLITAN TRANSPORTATION
   AUTHORITY
+@ Eagle Sales Tax Revenue
    Refunding TOB Series A
    1.52%, 01/07/03                              24,750              24,750
+@ Revenue Refunding Bond
    Series 1993A 1.50%,
    01/07/03                                     14,000              14,000
   Senior Sales Tax TECP
    (Proposition C) Series A
    1.20%, 02/06/03                              25,267              25,267

+@ LOS ANGELES COUNTY, CALIFORNIA
   PENSION
   Revenue Refunding Bond
    Series 1996A 1.35%,
    01/07/03                                     33,635              33,635
   Revenue Refunding Bond
    Series 1996A 1.35%,
    01/07/03                                     19,255              19,255
   Revenue Refunding Bond
    Series B 1.35%, 01/07/03                     10,000              10,000


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   LOS ANGELES COUNTY, CALIFORNIA
   SCHOOLS POOLED FINANCING
   PROGRAM
   TRAN Series A 1.67%,
   06/30/03                                      20,000              20,129

+@ LOS ANGELES COUNTY, CALIFORNIA
   TRANSPORTATION COMMISSION
   Sales Tax RB Series 1992A
    1.35%, 01/07/03                               8,050               8,050

+@ MADERA, CALIFORNIA PUBLIC
   FINANCING MUNICIPAL GOLF
   COURSE REVENUE REFINANCING
   AUTHORITY
   RB 1.40%, 01/07/03                             3,250               3,250

+@ METROPOLITAN WATER DISTRICT OF
   SOUTHERN CALIFORNIA
   Revenue Refunding Bond Series
    1996A 1.50%, 01/07/03                        11,000              11,000
   Revenue Refunding Bond
    Series 1997C 1.45%,
    01/07/03                                      4,200               4,200
   Revenue Refunding Bond
    Series 1998B 1.40%,
    01/07/03                                      8,500               8,500
   Revenue Refunding Bond
    Series 1999C 1.45%,
    01/07/03                                      4,100               4,100
   Revenue Refunding Bond
    Series B2 1.40%, 01/07/03                     5,000               5,000
   Waterworks RB Series
    2000B-2 1.50%, 01/07/03                      52,200              52,200
   Waterworks RB Series
    2000B-3 1.45%, 01/07/03                       1,700               1,700
   Waterworks RB Series 2001C-1
    1.60%, 01/01/03                               3,050               3,050
   Waterworks RB Series
    2001C-2 1.45%, 01/01/03                      10,000              10,000
   Waterworks RB TOB Series
    1999O 1.51%, 01/07/03                        18,500              18,500
   Waterworks Revenue Refunding
    Bond Series 2001B-1 1.40%,
    01/07/03                                     36,600              36,600
   Waterworks Revenue Refunding
    Bond Series A 1.45%,
    01/07/03                                      9,000               9,000

+@ MODESTO-SANTA CLARA-REDDING,
   CALIFORNIA PUBLIC POWER AGENCY
   RB (San Juan Project)
    Subordinate Lien Series
    1997E 1.45%, 01/07/03                         5,000               5,000

   MORENO VALLEY, CALIFORNIA
   UNIFIED SCHOOL DISTRICT
   TRAN 1.44%, 07/24/03                           7,450               7,514

+@ MOUNT SAN JACINTO, CALIFORNIA
   WINTER PARK AUTHORITY
   COP (Palm Springs Aerial
    Project) 1.55%, 01/07/03                      7,900               7,900
   COP (Palm Springs Aerial
    Project) Series 2000B 1.55%,
    01/07/03                                      2,900               2,900

+@ NORTHERN, CALIFORNIA POWER
   AGENCY
   Revenue Refunding Bond
    (Hydroelectric No. 1 Project)
    Series 2002A 1.70%,
    01/07/03                                     23,910              23,910

 + NORTHERN, CALIFORNIA
   TRANSMISSION AGENCY
 @ Revenue Refunding Bond
    (California-Ore Transmission
    Project) Series A 1.50%,
    01/07/03                                     10,000              10,000
   Revenue Refunding TECP
    Series A 1.20%, 02/11/03                     14,600              14,600

+@ OAKLAND, CALIFORNIA
   Revenue TOB (180 Harrison
    Foundation Project) Series
    2000M 1.51%, 01/07/03                         4,500               4,500

+@ OAKLAND PORT, CALIFORNIA
   Merlot TOB (First Union) Series
    2000JJ 1.56%, 01/07/03                       15,000              15,000

+@ ORANGE COUNTY, CALIFORNIA
   COP (Florence Crittenton
    Services Project) Series 1990
    1.49%, 01/07/03                               5,700               5,700
   M/F Housing RB (Lantern
    Pines Project) 1.10%,
    01/07/03                                     14,700              14,700


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ ORANGE COUNTY, CALIFORNIA
   APARTMENT DEVELOPMENT
   RB (Villas Aliento) Series
    1998E 1.40%, 01/07/03                         4,500               4,500
   RB (Hidden Hills) Series
    1985C 1.20%, 01/07/03                        13,300              13,300
   RB Series 1998G 1.50%,
    01/07/03                                     15,500              15,500
   RB Series F 1.40%, 01/07/03                   15,900              15,900
   RB Series G-3 1.50%,
    01/07/03                                     14,100              14,100
   Revenue Refunding Bond (Jess
    L. Frost Project) Series
    1985B 1.45%, 01/07/03                        10,200              10,200
   Revenue Refunding Bond
    (Pointe Niguel Project) Series
    1992C 1.50%, 01/07/03                        18,000              18,000
   Revenue Refunding Bond
    (Vintage Woods) Series
    1988H 1.50%, 01/07/03                        10,000              10,000

   ORANGE COUNTY, CALIFORNIA LOCAL
   TRANSPORTATION AUTHORITY
   TECP
    1.40%, 01/07/03                               4,000               4,000
    1.10%, 04/09/03                              38,000              38,000

+@ ORANGE COUNTY, CALIFORNIA
   SANITATION DISTRICT
   COP (Sanitation Districts 1-3,
    5- 7 & 11) Series 1992C
    1.50%, 01/07/03                               4,800               4,800
   COP Series 2000B 1.55%,
    01/07/03                                      8,500               8,500

+@ PALO ALTO, CALIFORNIA UNIFIED
   SCHOOL DISTRICT
   Merlot TOB Series R 1.51%,
    01/07/03                                      6,000               6,000

+@ PETALUMA, CALIFORNIA COMMUNITY
   M/F HOUSING AUTHORITY
   M/F Housing RB (Oakmont At
    Petaluma Project) 1.60%,
    01/07/03                                      3,550               3,550

+@ PINOLE, CALIFORNIA
   REDEVELOPMENT AGENCY
   M/F Housing RB (East Bluff
    Apartments Project) 1.40%,
    01/07/03                                      4,959               4,959

+@ PLEASANT HILL, CALIFORNIA
   M/F Housing RB (Brookside
    Apartments Project) 1.50%,
    01/07/03                                      4,700               4,700

   PORT OF OAKLAND, CALIFORNIA
   TECP Series D 1.00%,
    02/20/03                                     13,000              13,000

+@ TOBP (PA-663) 1.60%,
   01/07/03                                       8,415               8,415

+@ RANCHO, CALIFORNIA WATER DISTRICT
   FINANCING AUTHORITY
   RB Series 2001B 1.50%,
    01/07/03                                     10,000              10,000

+@ REDWOOD CITY, CALIFORNIA
   COP (City Hall Project) 1.30%,
    01/07/03                                      2,305               2,305

+@ RIVERSIDE COUNTY, CALIFORNIA
   M/F Housing RB (Ambergate
    Apartments) Series 1992A
    1.35%, 01/07/03                               2,600               2,600

+@ RIVERSIDE COUNTY, CALIFORNIA
   ASSET LEASING CORP.
   Leasehold RB (South West
    Justice Center) Series 2000B
    1.35%, 01/07/03                              10,000              10,000

+@ RIVERSIDE COUNTY, CALIFORNIA
   HOUSING AUTHORITY
   M/F Housing RB (Briarwood
    Apartment Project) Series
    1985C 1.45%, 01/07/03                         4,500               4,500
   M/F Housing RB (Tyler Springs
    Apartments) Series 1999C
    1.45%, 01/07/03                               8,000               8,000
   M/F Housing Revenue
    Refunding Bond (Victoria
    Springs Apartments) 1.52%,
    01/07/03                                      9,000               9,000

+@ RIVERSIDE COUNTY, CALIFORNIA IDA
   RB (Calmold, Inc. Project)
    1.60%, 01/07/03                               3,220               3,220

+@ ROSEVILLE, CALIFORNIA
   Electric Systems Revenue COP
    1.05%, 01/07/03                              20,000              20,000


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- Financials

PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2002. Continued

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   SACRAMENTO, CALIFORNIA CITY
   FINANCING AUTHORITY
   Revenue Refunding Bond
    1.90%, 07/01/03                               3,825               3,846

   SACRAMENTO, CALIFORNIA
   MUNICIPAL UTILITIES DISTRICT
   TECP
    1.35%, 01/10/03                              15,000              15,000
    1.00%, 02/02/03                              26,000              26,000

+@ SACRAMENTO, CALIFORNIA
   REDEVELOPMENT AGENCY
   M/F Housing RB (18th & L
   Apartments) Series 2002E
    1.75%, 01/07/03                              10,525              10,525

+@ SACRAMENTO COUNTY, CALIFORNIA
   COP (Administration Center &
    Court House Project) 0.95%,
    01/07/03                                      7,875               7,875

+@ SACRAMENTO COUNTY, CALIFORNIA
   HOUSING AUTHORITY
   M/F Housing RB (Chesapeake
    Commons Project) Series C
    1.52%, 01/07/03                              28,000              28,000
   M/F Housing RB (Hidden Oaks
    Apartments) Series 1999C
    1.55%, 01/07/03                               6,300               6,300

+@ SACRAMENTO COUNTY, CALIFORNIA
   SANITATION DISTRICT FINANCING
   AUTHORITY
   TOB Series 366 1.18%,
    01/07/03                                     28,945              28,945
   TOBP (PA-694) 1.56%,
    01/07/03                                      6,090               6,090

+@ SACRAMENTO COUNTY, CALIFORNIA
   SPECIAL FACILITIES
   RB (Recessna Aircraft Corp.
    Project) 1.50%, 01/07/03                      3,700               3,700

+@ SALINAS, CALIFORNIA APARTMENT
   DEVELOPMENT
   M/F Housing RB (Mariner Villa
    Project) Series 1985B 1.40%,
    01/07/03                                      2,825               2,825

   SAN BERNARDINO COUNTY,
   CALIFORNIA
+@ COP (Glen Helen Blockbuster
   Pavilion Project) Series
    1994C 2.15%, 01/07/03                         6,210               6,210
+@ COP (Medical Center Financing
    Project) 1.54%, 01/07/03                     24,560              24,560
   TRAN 1.68%, 07/01/03                          35,000              35,225

   SAN DIEGO, CALIFORNIA COUNTY &
   SCHOOL DISTRICT
   TRAN Series 2002A 1.67%,
    06/30/03                                     10,855              10,926

+@ SAN DIEGO, CALIFORNIA HOUSING
   AUTHORITY
   M/F Mortgage RB (Creekside
    Villa) Series 1999B 1.52%,
    01/07/03                                      6,000               6,000
   M/F Mortgage RB (La Cima)
    Series 1999K 1.45%,
    01/07/03                                      9,140               9,140
   M/F Mortgage RB (Nobel
    Courts) Series 1999L 1.45%,
    01/07/03                                     15,815              15,815

   SAN DIEGO, CALIFORNIA PUBLIC
   FACILITIES FINANCING AUTHORITY
   Water RB TOB Series 757
    1.18%, 01/01/03                              13,225              13,225

   SAN DIEGO, CALIFORNIA UNIFIED
   SCHOOL DISTRICT
+@ Munitop TOB 2002-28 1.45%,
    01/01/03                                     12,280              12,280
   TRAN Series A 1.52%,
    07/28/03                                     61,850              62,364

   SAN DIEGO, CALIFORNIA WATER
   AUTHORITY
   TECP Series 1
    1.40%, 01/08/03                              17,500              17,500
    1.65%, 01/24/03                              17,900              17,900
    1.30%, 02/10/03                              10,500              10,500

+@ SAN FRANCISCO, CALIFORNIA CITY &
   COUNTY AIRPORTS COMMISSION
   International Airport Certificates
    Series 476 1.18%, 01/07/03                   16,255              16,255
   International Airport RB TOB
    Series 2000-429 1.23%,
    01/07/03                                      6,110               6,110


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   International Airport RB TOBP
    (PA-662) 1.69%, 01/07/03                     12,670              12,670

+@ SAN FRANCISCO, CALIFORNIA CITY &
   COUNTY FINANCING CORP.
   Lease RB (Moscone Center
    Expansion Project) Series
    2000 1.40%, 01/07/03                          9,400               9,400

+@ SAN FRANCISCO, CALIFORNIA CITY &
   COUNTY REDEVELOPMENT AGENCY
   M/F Housing RB (3rd &
    Mission) Series 1999C 1.75%,
    01/07/03                                     21,500              21,500
   M/F Housing RB (Fillmore
    Center Project) Series A2
    1.57%, 01/07/03                               3,750               3,750
   M/F Housing RB (Ocean Beach
    Apartments) Series B 1.55%,
    01/07/03                                      4,850               4,850
   M/F Housing RB (Post Street
    Towers) Series A 1.45%,
    01/07/03                                     17,000              17,000
   M/F Housing RB (Winterland
    Project) Series 1985C 1.50%,
    01/07/03                                     16,800              16,800
   RB ( District No. 4 Project)
    0.90%, 01/07/03                              23,440              23,440

+@ SAN FRANCISCO, CALIFORNIA
   HOUSING AUTHORITY
   M/F Housing RB (Magnolia
    Plaza Project) Series A 1.55%,
    01/07/03                                      5,500               5,500

   SAN JOAQUIN COUNTY, CALIFORNIA
   TRANSPORTATION AUTHORITY
   Sales Tax Revenue TECP
    1.40%, 02/13/03                              18,600              18,600
    1.00%, 03/13/03                              10,000              10,000
    1.05%, 04/07/03                              15,000              15,000

+@ SAN JOSE, CALIFORNIA
   M/F Housing RB (Almeden
    Lake Apartments Project)
    Series 1997A 1.52%,
    01/07/03                                     15,900              15,900
   M/F Housing RB (Betty Anne
    Apartments Project) Series A
    1.52%, 01/07/03                              11,000              11,000
   M/F Housing RB (El Paseo
    Apartments Project) Series B
    1.52%, 01/07/03                               5,000               5,000
   M/F Housing RB (Seinna at
    Renaissance Project) Series
    1996A 1.55%, 01/07/03                        21,500              21,500
   TOB Series 760 1.18%,
    01/01/03                                      5,480               5,480

+@ SAN JOSE, CALIFORNIA
   REDEVELOPMENT AGENCY
   M/F Housing (101 San
    Fernando Apartments Project)
    Series A 1.45%, 01/07/03                     38,000              38,000
   RB (Merged Area
    Redevelopment Project)
    Series 1996B 1.40%,
    01/07/03                                      6,000               6,000
   Tax Allocation TOB Putters
    Series 158 1.20%, 01/07/03                   30,095              30,095

 + SAN JOSE, CALIFORNIA UNIFIED
   SCHOOL DISTRICT OF SANTA CLARA
   COUNTY
   GO Series 2002A 1.40%,
    08/01/03                                      2,000               2,030

+@ SAN MARCOS, CALIFORNIA
   M/F Redevelopment Agency
    RB (Grandon Village Project)
    Series A 1.30%, 01/07/03                     13,500              13,500

+@ SANGER, CALIFORNIA PUBLIC
   FINANCING AUTHORITY
   Revenue Refunding Bond
    (Utility System Funding
    Project) Series A 1.05%,
    01/01/03                                     10,000              10,000

+@ SANTA CLARA COUNTY, CALIFORNIA
   M/F Housing Revenue
    Refunding Bond (Brairwood
    Apartments Project) Series
    1996B 1.45%, 01/07/03                        12,400              12,400
   M/F Housing Revenue
    Refunding Bond (Grove
    Garden Apartments) Series
    1997A 1.45%, 01/07/03                        14,000              14,000


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

   ISSUER
   SECURITY TYPE, PROJECT SERIES,           FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   SANTA BARBARA COUNTY,
   CALIFORNIA
   TRAN Series A 1.52%,
    07/25/03                                     12,000              12,098

+@ SANTA CLARA COUNTY, CALIFORNIA
   ELECTRIC AUTHORITY
    RB, Series C 1.50%, 01/07/03                 17,400              17,400

+@ SANTA CLARA COUNTY, CALIFORNIA
   HOSPITAL FACILITY AUTHORITY
   RB (El Camino Hospital District-
    Valley Medical Center Project)
    Series 1985A 2.00%,
    01/07/03                                     16,200              16,200

+@ SANTA CLARA VALLEY, CALIFORNIA
   WATER DISTRICT
   COP TOB Series 411 1.18%,
    01/07/03                                     15,120              15,120

+@ SANTA FE SPRINGS, CALIFORNIA
   IDA
   RB 1.50%, 01/30/03                             4,000               4,000

+@ SANTA PAULA, CALIFORNIA PUBLIC
   FINANCING AUTHORITY
   Lease Water System RB (Aquis
    Project) 1.40%, 01/07/03                      9,200               9,200

+@ SANTA ROSA, CALIFORNIA
   M/F Housing RB (Quail Run
    Apartments) Series 1997A
    1.60%, 01/07/03                               4,850               4,850

+@ SANTA ROSA, CALIFORNIA HOUSING
   AUTHORITY
   M/F Housing RB (Apple Creek
    Apartments Project) Series E
    1.10%, 01/07/03                              17,140              17,140

   SOUTH COAST, CALIFORNIA LOCAL
   EDUCATION AGENCIES
   TRAN Series A 1.65%,
    06/30/03                                     25,000              25,164

+@ SOUTH PLACER, CALIFORNIA
   WASTEWATER AUTHORITY
   RB Series B 1.40%, 01/07/03                   40,800              40,800

+@ SOUTHERN CALIFORNIA HFA
   S/F Mortgage RB TOBP
   (PT-629) 1.69%, 01/07/03                      31,460              31,460

+@ SOUTHERN CALIFORNIA PUBLIC
   POWER AUTHORITY
   RB (Southern Transmission
    Project) Series 1991 1.35%,
    01/07/03                                     25,200              25,200
   RB (Sub-Southern Transmission
    Project) Series 2000A 1.50%,
    01/07/03                                      4,500               4,500
   Revenue Refunding Bond
    (Palos Verdes Project) Series
    1996B 1.35%, 01/07/03                         1,100               1,100
   Revenue Refunding Bond
    (Southern Tranmission
    Project) Series 2001A 1.50%,
    01/07/03                                     21,795              21,795

+@ SOUTHERN CALIFORNIA SOUTHEAST
   RESOURCE RECOVERY FACILITY
   AUTHORITY
   RB Series 1993A 1.50%,
    01/07/03                                     35,097              35,097

+@ STOCKTON, CALIFORNIA COMMUNITY
   FACILITY DISTRICT
   RB 1.70%, 01/07/03                             1,555               1,555

+@ SUNNYVALE, CALIFORNIA
   COP (Government Center Site
    Acquisition) Series 2001A
    1.45%, 01/07/03                              13,550              13,550

+@ UNION CITY, CALIFORNIA
   M/F Housing RB (Greenhaven
    Apartments Project) Series
    1997A 1.45%, 01/07/03                        10,975              10,975

+@ UNIVERSITY OF CALIFORNIA BOARD
   OF REGENTS
   Eagle TOB 1.52%, 01/07/03                     19,430              19,430

 + UNIVERSITY OF CALIFORNIA
   RB TOB Series 762 1.18%,
    01/01/03                                      5,225               5,225

   UNIVERSITY OF CALIFORNIA REGENTS
   TECP
    1.35%, 01/10/03                              25,000              25,000
    1.30%, 01/15/03                              16,000              16,000
    1.35%, 01/17/03                              13,100              13,100
    1.25%, 02/12/03                              13,500              13,500


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT SERIES,           FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ VAL VERDE, CALIFORNIA UNIFIED
   SCHOOL DISTRICT
   COP RB Series 2001A 1.52%,
    01/07/03                                     12,715              12,715

+@ VALLECITOS, CALIFORNIA WATER
   DISTRICT
   RB (Twin Oaks Reservoir
    Project) 1.50%, 01/07/03                     19,000              19,000

+@ VALLEJO CITY, CALIFORNIA UNIFIED
   SCHOOL DISTRICT
   COP (Various Capital
    Improvement Financing
    Projects) Series 1999E
    1.40%, 01/07/03                               5,545               5,545

   VENTURA COUNTY, CALIFORNIA
   TRAN 1.66%, 07/01/03                          20,000              20,131

+@ VICTOR VALLEY, CALIFORNIA
   COMMUNITY COLLEGE DISTRICT
   COP 1.50%, 01/07/03                           53,450              53,450

+@ VISTA, CALIFORNIA IDA
   IDRB (Desalination System, Inc.
    Project) 1.50%, 01/07/03                      4,945               4,945

+@ WEST BASIN, CALIFORNIA MUNICIPAL
   WATER DISTRICT
   RB COP (Phase ll Recycled
    Water Project) Series 1997B
    1.60%, 01/07/03                              25,000              25,000
   RB COP (Phase III Recycled
    Water Project) Series 1999A
    1.60%, 01/07/03                               8,400               8,400
   RB COP (Phase III Recycled
    Water Project) Series B
    1.65%, 01/07/03                              13,460              13,460

+@ WEST SACRAMENTO, CALIFORNIA
   SPECIAL TAX
   RB (Community Facilities
    District #6) 2.20%, 01/07/03                  3,735               3,735

+@ WESTERN CALIFORNIA MUNICIPAL
   WATER DISTRICT FACILITIES AUTHORITY
   RB COP Series A 1.50%,
    01/07/03                                     45,700              45,700

+@ WESTMINSTER, CALIFORNIA
   COP (Civic Center Project)
    Series A 1.30%, 01/07/03                      3,790               3,790

+@ WESTMINSTER, CALIFORNIA AGENCY
   Tax Allocation Bond (Community
    Redevelopment Project)
    1.30%, 01/07/03                               9,155               9,155

+@ WESTMINSTER, CALIFORNIA
   REDEVELOPMENT AGENCY
   M/F Housing RB (Brookhurst
    Royale) Series A 2.20%,
    01/07/03                                      7,700               7,700
                                                                  ---------
                                                                  6,955,262

   Puerto Rico        2.6%

   GOVERNMENT DEVELOPMENT BANK
   FOR PUERTO RICO
   TECP 1.20%, 01/16/03                          27,028              27,028

+@ PUERTO RICO COMMONWEALTH
   Infrastructure Eagle TOB
    Series 2000
    1.18%, 01/07/03                              14,780              14,780
    1.52%, 01/07/03                              20,000              20,000
   Public Improvement TOB Series
    2001A 1.50%, 01/07/03                        10,835              10,835
   TOB Putters Series 232 1.60%,
    01/07/03                                     24,245              24,245
   TOB Series 204 1.60%,
    01/07/03                                      6,295               6,295
   TOB Series 3 1.18%, 01/07/03                   9,795               9,795
   TOBP (PA-652) 1.45%,
    01/07/03                                      8,730               8,730
   Unlimited GO Series
    2001II-R-124 1.67%,
    01/07/03                                      2,995               2,995

+@ PUERTO RICO COMMONWEALTH
   HIGHWAY & TRANSPORTATION
   AUTHORITY
   RB Series 1998A 1.50%,
    01/07/03                                      3,300               3,300
   Revenue TOBP (PA-605)
    1.45%, 01/07/03                               1,200               1,200
   Transportation Revenue Merlot
    TOB Series 2000FFF 1.50%,
    01/07/03                                      4,975               4,975


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- Financials

PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2002.  Continued

   ISSUER
   SECURITY TYPE, PROJECT SERIES,           FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ PUERTO RICO COMMONWEALTH
   INFRASTRUCTURE FINANCING
   AUTHORITY
   TOBP (PA-498) 1.45%,
    01/07/03                                      3,290               3,290

+@ PUERTO RICO ELECTRIC POWER
   AUTHORITY
   Infratructure Eagle TOB 1.54%,
    01/01/03                                      7,405               7,405
   RB TOB 1.20%, 01/07/03                         5,000               5,000
   RB TOB Putters Series 164
    1.20%, 01/07/03                               2,765               2,765

+@ PUERTO RICO HIGHWAY &
   TRANSPORTATION AUTHORITY
   RB TOB Series R-66 1.52%,
    01/07/03                                      8,600               8,600

+@ PUERTO RICO HOUSING FINANCE
   CORP.
   RB TOB Series R 1.50%,
    01/07/03                                      4,965               4,965
+@ PUERTO RICO PUBLIC BUILDING
   AUTHORITY
   Government Facilities RB TOB
    Putters Series 211 1.20%,
    01/07/03                                     13,995              13,995
   Revenue Guaranteed RB TOB
    Series II-R-56 1.52%,
    01/07/03                                      6,545               6,545
                                                                   --------
                                                                    186,743

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of December 31, 2002. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at market value                                        $ 7,142,005 a
Cash                                                                        193
Receivables:
   Fund shares sold                                                      18,332
   Interest                                                              23,398
Prepaid expenses                                                  +           9
                                                                  -------------
TOTAL ASSETS                                                          7,183,937

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                   7,922
   Dividends to shareholders                                                274
   Investments bought                                                    38,281
   Investment adviser and administrator fees                                123
   Transfer agent and shareholder service fees                              206
Accrued expenses                                                  +         203
                                                                  -------------
TOTAL LIABILITIES                                                        47,009

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                          7,183,937
TOTAL LIABILITIES                                                 -      47,009
                                                                  -------------
NET ASSETS                                                          $ 7,136,928

NET ASSETS BY SOURCE

Capital received from investors                                       7,138,069
Net realized capital losses                                              (1,141)

NET ASSETS BY SHARE CLASS

                                          SHARES
SHARE CLASS              NET ASSETS   /   OUTSTANDING   =   NAV
Sweep Shares             $4,055,639       4,056,781         $1.00
Value Advantage Shares   $3,081,289       3,081,403         $1.00


a The amortized cost for the fund's securities was $7,142,005. During the reporting period, the fund had $1,067,486 in transactions with other SchwabFunds(R).

FEDERAL TAX DATA

  COST BASIS OF PORTFOLIO                    $ 7,142,191

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:                         Loss amount:
        2008                                        $955


See financial notes.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- Financials

Statement of
OPERATIONS
For January 1, 2002 through December 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                              $  96,439

NET REALIZED GAINS
-------------------------------------------------------------------------------
Net realized gains on investments sold                                      419

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                23,165 a
Transfer agent and shareholder service fees:
   Sweep Shares                                                          17,339 b
   Value Advantage Shares                                                 5,895 b
Trustees' fees                                                               53 c
Custodian and portfolio accounting fees                                     544
Professional fees                                                            51
Registration fees                                                           129
Shareholder reports                                                         317
Other expenses                                                      +        40
                                                                    -----------
Total expenses                                                           47,533
Expense reduction                                                   -    10,430 d
                                                                    -----------
NET EXPENSES                                                             37,103

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  96,439
NET EXPENSES                                                        -    37,103
                                                                    -----------
NET INVESTMENT INCOME                                                    59,336
NET REALIZED GAINS                                                  +       419
                                                                    -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                $  59,755

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets as follows:

  TRANSFER AGENT SERVICES:

                                    % OF AVERAGE
  SHARE CLASS                     DAILY NET ASSETS
  ------------------------------------------------
  Sweep Shares                          0.25
  Value Advantage Shares                0.05

  SHAREHOLDER SERVICES:

                                    % OF AVERAGE
  SHARE CLASS                     DAILY NET ASSETS
  ------------------------------------------------
  Sweep Shares                          0.20
  Value Advantage Shares                0.17

c For the fund's independent trustees only.

d Includes $9,274 from the investment adviser (CSIM) and $1,156 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least April 30, 2003, as follows:

                                    % OF AVERAGE
  SHARE CLASS                     DAILY NET ASSETS
  ------------------------------------------------
  Sweep Shares                          0.65
  Value Advantage Shares                0.45

  This limit doesn't include interest, taxes and certain non-routine expenses.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                             1/1/02-12/31/02     1/1/01-12/31/01
Net investment income                           $     59,336        $    122,778
Net realized gains                           +           419                 465
                                             -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                59,755             123,243

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Sweep Shares                                          31,864              73,669
Value Advantage Shares                       +        27,472              49,109
                                             -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME            59,336             122,778 a

TRANSACTIONS IN FUND SHARES b
--------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                      12,462,311          13,033,350
Value Advantage Shares                       +     3,283,142           3,316,593
                                             -----------------------------------
TOTAL SHARES SOLD                                 15,745,453          16,349,943

SHARES REINVESTED
Sweep Shares                                          31,365              72,176
Value Advantage Shares                       +        26,012              46,166
                                             -----------------------------------
TOTAL SHARES REINVESTED                               57,377             118,342

SHARES REDEEMED
Sweep Shares                                     (12,335,422)        (13,131,183)
Value Advantage Shares                       +    (2,791,080)         (2,970,370)
                                             -----------------------------------
TOTAL SHARES REDEEMED                            (15,126,502)        (16,101,553)

NET INCREASE                                         676,328             366,732 c

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                6,460,181           6,092,984
Total increase                               +       676,747             367,197 d
                                             -----------------------------------
END OF PERIOD                                   $  7,136,928        $  6,460,181

a UNAUDITED
  The fund hereby designates 100% of its dividends for the current period as tax-exempt interest dividends.

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents shares sold plus shares reinvested, minus shares redeemed.

d Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See financial notes.

      The fund seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and New York state and local personal income tax. 1

Schwab New York Municipal Money Fund

[PHOTO OF KEVIN SHAUGHNESSY]

KEVIN SHAUGHNESSY, a portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 2000, he worked for more than ten years in fixed-income portfolio management.

TICKER SYMBOLS

Sweep Shares: SWNXX

Value Advantage
Shares: SWYXX

MANAGER'S PERSPECTIVE

SHORT-TERM MUNICIPAL YIELDS CONTINUED TO FALL IN 2002. Faced with the opportunity to borrow money at very low rates, and the need to do so to cover looming budget shortfalls nationwide, municipalities issued $72 billion in short-term notes during 2002 -- an increase of 28% over 2001. The rise in supply kept short-term muni rates from falling as much as they otherwise might have, and enhanced their attractiveness relative to taxable money market yields.

DURING THE YEAR, WE ADDED TO OUR POSITIONS IN FIXED-RATE SECURITIES AND KEPT THE FUND'S AVERAGE MATURITY SLIGHTLY LONGER THAN THAT OF OUR PEER GROUP. This strategy worked to our advantage when yields fell during the second quarter as the strength of the recovery came into question and again in November with the Fed's interest rate cut.

GOVERNOR PATAKI RECENTLY ANNOUNCED A $2 BILLION DEFICIT THAT MUST BE CLOSED BY THE END OF FISCAL 2003 (MARCH 30), AS WELL AS A DEFICIT OF UP TO $10 BILLION FOR FISCAL 2004. As with other states that rely heavily on taxes on capital gains and stock options, New York has seen its tax revenues plummet in the past two years. Wall Street profits for calendar 2002 were lower than expected, which will further depress personal income tax receipts. Job creation and income growth in the state have historically been heavily reliant on New York City's economy, as the rest of the state typically has lagged the nation in these areas. The state's fiscal pressures are likely to be reflected in greater financial problems among local governments and school districts.

As of the report date, the state's Moody's, S&P and Fitch ratings were A2, AA (negative outlook) and AA, respectively. In spite of the looming budget issues, the state remains a solid investment-grade credit, thanks to its taxation and borrowing powers and the size and diversity of its economy.

1 A portion of income also may be subject to the alternative minimum tax (AMT).


Schwab Municipal Money Funds

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 as of 12/31/02

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends during the period. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

                                                VALUE
                                 SWEEP         ADVANTAGE
                                 SHARES         SHARES
--------------------------------------------------------
SEVEN-DAY YIELD                   0.82%           1.06%
--------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD         0.82%           1.07%
--------------------------------------------------------
SEVEN-DAY TAXABLE-EQUIVALENT
EFFECTIVE YIELD 2                 1.49%           1.95%
--------------------------------------------------------

WEIGHTED AVERAGE MATURITY during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

Monthly      Maturity
31-Dec-01          46
   Jan-02          38
   Feb-02          44
   Mar-02          47
   Apr-02          50
   May-02          41
   Jun-02          57
   Jul-02          61
   Aug-02          58
   Sep-02          58
   Oct-02          65
   Nov-02          56
31-Dec-02          61

PORTFOLIO COMPOSITION 3 as of 12/31/02

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY STATE

98.4%              NEW YORK
 1.6%              PUERTO RICO

BY CREDIT QUALITY

100.0%             TIER 1

1 A portion of the fund's expenses was reduced during the reporting period. Without this reduction, Sweep Shares' and Value Advantage Shares' seven-day yields would have been 0.66% and 0.89%, the seven-day effective yields would have been 0.66% and 0.89% and the seven-day taxable-equivalent effective yields would have been 1.20% and 1.62%, respectively.

2 Taxable-equivalent yield assumes a 2002 maximum combined federal regular income and New York state and New York City personal income tax rate of 45.05%.

3 Composition of the fund's portfolio is as of 12/31/02 and is not indicative of holdings after that date.

SCHWAB NEW YORK MUNICIPAL MONEY FUND -- Financials

Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have both been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                              1/1/02-     1/1/01-     1/1/00-     1/1/99-     1/1/98-
SWEEP SHARE                                  12/31/02    12/31/01    12/31/00    12/31/99    12/31/98
-----------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00        1.00        1.00        1.00        1.00
                                             --------------------------------------------------------
Income from investment operations:
  Net investment income                          0.01        0.02        0.03        0.03        0.03
                                             --------------------------------------------------------
Less distributions:
  Dividends from net investment income          (0.01)      (0.02)      (0.03)      (0.03)      (0.03)
                                             --------------------------------------------------------
Net asset value at end of period                 1.00        1.00        1.00        1.00        1.00
                                             --------------------------------------------------------
Total return (%)                                 0.80        2.06        3.39        2.59        2.78

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                             0.69        0.69        0.69 1      0.69        0.69
Expense reductions reflected in above ratio      0.16        0.17        0.18        0.22        0.28
Ratio of net investment income to
  average net assets                             0.80        2.04        3.35        2.57        2.73
Net assets, end of period ($ x 1,000,000)         944         889         798         604         468

1 Would have been 0.70% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

                                              1/1/02-     1/1/01-     1/1/00-     1/1/99-     1/1/98-
VALUE ADVANTAGE SHARES                       12/31/02    12/31/01    12/31/00    12/31/99    12/31/98
-----------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00        1.00        1.00        1.00        1.00
                                             --------------------------------------------------------
Income from investment operations:
  Net investment income                          0.01        0.02        0.04        0.03        0.03
                                             --------------------------------------------------------
Less distributions:
  Dividends from net investment income          (0.01)      (0.02)      (0.04)      (0.03)      (0.03)
                                             --------------------------------------------------------
Net asset value at end of period                 1.00        1.00        1.00        1.00        1.00
                                             --------------------------------------------------------
Total return (%)                                 1.04        2.30        3.64        2.83        3.03

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                             0.45        0.45        0.45 1      0.45        0.45
Expense reductions reflected in above ratio      0.17        0.19        0.22        0.26        0.33
Ratio of net investment income to
  average net assets                             1.04        2.23        3.59        2.81        2.96
Net assets, end of period ($ x 1,000,000)         676         604         419         296         238

1 Would have been 0.46% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND - FINANCIALS

PORTFOLIO HOLDINGS As of December 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date. We use the symbols below to designate certain characteristics:

+ Credit-enhanced security

@ Variable-rate security

= Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0%    MUNICIPAL SECURITIES
          Market Value: $ 1,639,640
          Cost: $ 1,639,640
-----------------------------------
100.0%    TOTAL INVESTMENTS
          Market Value: $ 1,639,640
          Cost: $ 1,639,640

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   MUNICIPAL SECURITIES 100.0% OF
   INVESTMENTS

   New York 98.4%

+@ ALBANY, NEW YORK IDA
   IDRB (Newkirk Products
    Project) Series 1995A 1.70%,
    01/07/03                                      1,000               1,000
   IDRB (United Cerebral Palsy
    Project) Series B 1.65%,
    01/07/03                                     10,985              10,985

+@ BABYLON, NEW YORK IDA
   Resource Recovery (Ogden
    Martin Project) Series 1998
    1.60%, 01/07/03                               5,000               5,000

 + BUFFALO, NEW YORK
   RAN 1.52%, 06/27/03                           29,000              29,136

+@ CHAUTAQUA COUNTY, NEW YORK
   IDA
   Civic Facilities RB (Jamestown
    Center City Development
    Project) Series 2000A 1.60%,
    01/07/03                                      4,950               4,950
   RB (GRAFCO Industries
    Project) 1.65%, 01/07/03                      7,600               7,600

+@ CHENANGO COUNTY, NEW YORK IDA
   IDRB (Baille Lumber Project)
    Series 2000A 1.85%,
    01/07/03                                      4,851               4,851

   CONNETQUOT CENTRAL SCHOOL
   DISTRICT OF ISLIP, NEW YORK
   TAN 1.53%, 06/27/03                           14,000              14,065

+@ DUTCHESS COUNTY, NEW YORK IDA
   IDRB (Mechtroncis Corp.
    Project) Series 1998 1.69%,
    01/07/03                                      3,125               3,125
   IDRB (Trinity Pawling School
    Corp. Project) 1.50%,
    01/07/03                                      3,175               3,175

   ERIE COUNTY, NEW YORK
   RAN 1.43%, 09/17/03                           10,325              10,402

+@ HERKIMER COUNTY, NEW YORK IDA
   Civic Facilities RB (Templeton
    Foundation Project) 1.65%,
    01/07/03                                      2,100               2,100


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ JAY STREET DEVELOPMENT CORP.,
   NEW YORK
   Lease RB (Jay Street Project)
    Series A-1 1.55%, 01/07/03                    2,200               2,200

+@ LONG ISLAND, NEW YORK POWER
   AUTHORITY
   Electric System RB Subseries
    2A 1.55%, 01/07/03                           12,800              12,800
   Electric System RB Subseries
    3A 1.50%, 01/07/03                           13,000              13,000
   Electric System RB TOB Series
    1998A 1.55%, 01/07/03                         1,900               1,900
   Electric System RB TOBP
    (PA 824) 1.54%, 01/07/03                      4,365               4,365
   Electric System RB TOBP
    (PA-522) 1.54%, 01/07/03                     21,000              21,000
   Electric System RB TOBP
    (PA-565) 1.54%, 01/07/03                      8,000               8,000

   LONGWOOD CENTRAL SCHOOL
   DISTRICT OF SUFFOLK COUNTY, NEW
   YORK
   TAN 1.55%, 06/30/03                           15,000              15,069
 + METROPOLITAN NEW YORK
   TRANSPORTATION AUTHORITY
   RB TOBP (PA-1031-R) 1.75%,
    02/27/03                                     19,995              19,995
 @ Revenue Refunding TOB Series
    2002D-1 1.50%, 01/07/03                      10,000              10,000
 @ Service Contract RB TOB
    Series 678 1.21%, 01/07/03                   19,000              19,000

+@ MONROE COUNTY, NEW YORK
   IDRB (ENBI Corp. Lease Rent
    Project) Series 1988 1.60%,
    01/07/03                                      2,000               2,000

   NASSAU COUNTY, NEW YORK
   INTERIM FINANCE AUTHORITY
   BAN Series 2002A-1 1.40%,
    03/13/03                                     10,000              10,031
   BAN Series 2002B-2 1.07%,
    05/22/03                                      7,000               7,032
   BAN Series 2002B-2 1.15%,
    09/11/03                                     25,000              25,188
+@ Sales Tax Secured Bond Series
    2002B 1.50%, 01/07/03                         5,000               5,000

+@ NEW YORK CITY, NEW YORK
   GO Series 1992D 1.60%,
    01/07/03                                      4,300               4,300
   GO Subseries 1993A-7 1.70%,
    01/01/03                                        400                 400
   GO Subseries A-6 1.70%,
    01/01/03                                      2,800               2,800
   GO Subseries A-8 1.50%,
    01/07/03                                      5,000               5,000
   GO Subseries B-4 1.65%,
    01/01/03                                      1,300               1,300
   GO Subseries H-3 1.70%,
    01/01/03                                        500                 500
   GO TOB (CoreStates Merlot
    Program Project) Series
    1997C 1.59%, 01/07/03                        26,000              26,000
   GO TOB Series 394 1.21%,
    01/07/03                                      6,920               6,920
   GO TOB Series F 1.52%,
    01/07/03                                      3,395               3,395
   M/F Rental Housing RB
   (Tribeca Tower Project) Series
    1997A 1.60%, 01/07/03                         2,300               2,300

+@ NEW YORK CITY, NEW YORK HEALTH
   & HOSPITAL CORP.
   RB TOBP (PA-555) 1.52%,
    01/07/03                                     17,620              17,620

+@ NEW YORK CITY, NEW YORK
   HOUSING DEVELOPMENT CORP.
   M/F Housing RB (100 Jane
    Street Development Project)
    Series A 1.60%, 01/07/03                      6,525               6,525
   M/F Housing RB (15th Street
    Development Project) 2.05%,
    01/07/03                                     15,700              15,700
   M/F Housing RB (One
    Columbus Project) Series A
    1.60%, 01/07/03                              20,700              20,700
   M/F Rental Housing RB (Lyric
    Development Project) Series
    2001A 1.60%, 01/07/03                        20,000              20,000

+@ NEW YORK CITY, NEW YORK IDA
   Civic Facility RB (Jewish Board
    of Family Services Project)
    1.60%, 01/07/03                              15,820              15,820
   RB TOBP (PT-459) 1.55%,
     01/07/03                                     4,065               4,065


See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002.  Continued

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   Special Facility RB (Korean
    Airlines Co. Project) Series
    1997A 1.60%, 01/07/03                         7,400               7,400

   NEW YORK CITY, NEW YORK MASS
   TRANSIT AUTHORITY
   TECP Series 1-A
    1.40%, 01/10/03                               5,000               5,000
    1.40%, 01/30/03                              25,000              25,000
    1.15%, 04/07/03                              18,500              18,500

   NEW YORK CITY, NEW YORK
   METROPOLITAN TRANSPORTATION
   AUTHORITY
+@ RB TOB Series 724X 1.21%,
    01/07/03                                     22,000              22,000
+@ Revenue Refunding Bond
    Series 2002G-1 0.95%,
    01/07/03                                     15,000              15,000
   Transporation Facilities Service
    Contract RB Series 1993P
    1.15%, 07/01/03                               4,000               4,151

+@ NEW YORK CITY, NEW YORK
   MUNICIPAL FINANCING AUTHORITY
   Water & Sewer System RB TOB
    1.52%, 01/07/03                               4,995               4,995

   NEW YORK CITY, NEW YORK
   MUNICIPAL WATER AUTHORITY
   TECP Series 6 1.05%,
    02/12/03                                     17,900              17,900

+@ NEW YORK CITY, NEW YORK
   MUNICIPAL WATER FINANCE
   AUTHORITY
   Water & Sewer System RB
    Series 1992C 1.65%,
    01/01/03                                        500                 500
   Water & Sewer System RB
    Series 1993C 1.65%,
    01/01/03                                      1,800               1,800
   Water & Sewer System RB
    Series 1995A 1.70%,
    01/01/03                                      1,800               1,800
   Water & Sewer System RB
    Series 2002C-2 1.45%,
    01/07/03                                      5,200               5,200
   Water & Sewer System Revenue
    TOBP (PA 1054) Series
    2002G 1.54%, 01/07/03                        10,000              10,000
   Water & Sewer System Revenue
    TOBP (PA-523) Series
    1999B 1.52%, 01/07/03                         4,735               4,735
   Water & Sewer System Revenue
    TOBP (PA-838) 1.57%,
    01/07/03                                      4,995               4,995

 + NEW YORK CITY, NEW YORK TRANSIT
   Cultural Resources RB
    (American Museum of Natural
    History Project) Series 1999B
    1.60%, 07/01/03                              13,360              13,360

   NEW YORK CITY, NEW YORK
   TRANSITIONAL FINANCE AUTHORITY
   BAN 1.63%, 11/06/03                           25,000              25,181
   BAN Series 2002-4
    1.90%, 02/26/03                              10,000              10,009
    2.10%, 02/26/03                              25,000              25,015
   Future Secured Tax Revenue
    Refunding Bond Series
    2002A 1.45%, 11/01/03                        20,210              20,550
   RB TOBP (PA-917) 1.60%,
    04/10/03                                     14,545              14,545
+@ Series 2002 Subseries 2D
    1.55%, 01/07/03                               2,500               2,500
+@ TOB 1.55%, 01/07/03                           40,470              40,470

 + NEW YORK LOCAL GOVERNMENT
   ASSISTANCE CORP.
   TOB Series 2000-23 1.35%,
    06/25/03                                     20,965              20,965
 @ TOB Series 468X 1.65%,
    01/07/03                                      9,995               9,995

   NEW YORK STATE
+@ Environmental Pollution Control
    RB TOB Series 1994D 1.55%,
    01/07/03                                     17,050              17,050
   Environmental Quality GO
    Series 1998G 1.48%,
    10/02/03                                     14,300              14,300
+@ GO Series 1993A-7 1.70%,
    01/01/03                                      1,200               1,200
+@ GO Series 1993A-8 1.65%,
    01/01/03                                      2,500               2,500
+@ GO Series 2002C-2 1.50%,
    01/07/03                                      5,000               5,000
+@ GO Series 2002C-5 1.50%,
    01/07/03                                      5,000               5,000
   GO Series A 1.50%, 10/09/03                   17,000              17,000


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ GO Subseries C-3
    1.50%, 01/07/03                               5,000               5,000
    1.55%, 01/07/03                              15,000              15,000

 + NEW YORK STATE DORMITORY
   AUTHORITY
 @ RB (New York Foundling
    Charitable Corp. Project)
    1.55%, 01/07/03                               4,355               4,355
   RB Putters Series 107 1.70%,
    03/06/03                                     11,625              11,625
   RB TOB Series 2000-15
    1.35%, 06/25/03                              27,030              27,030
 @ RB TOB Series 2001D 1.52%,
    01/07/03                                      2,900               2,900
 @ TOB 1.55%, 01/07/03                           12,375              12,375

+@ NEW YORK STATE ENERGY
   RESEARCH & DEVELOPMENT
   AUTHORITY
   Gas Facilities RB TOB Series
    379 1.21%, 01/07/03                          14,125              14,125
   Pollution Control RB 1.65%,
    01/01/03                                        800                 800
   TOB (Eagle Trust) Series
    1994A 1.55%, 01/07/03                        14,850              14,850

+@ NEW YORK STATE ENVIRONMENTAL
   FACILITIES CORP.
   TOB (Eagle Trust) 1.55%,
    01/07/03                                     24,225              24,225

   NEW YORK STATE ENVIRONMENTAL
   TECP Series 1998A
    1.50%, 02/04/03                               6,600               6,600
    1.10%, 02/06/03                              18,400              18,400

+@ NEW YORK STATE HFA
   Housing RB (345 East 94th
    Street Housing Project)
    1.55%, 01/07/03                              22,200              22,200
   Housing RB (East 84th Street
    Project) Series 1995A 1.80%,
    01/07/03                                      1,500               1,500
   Housing RB (Union Square
    South Housing Project)
    1.60%, 01/07/03                              16,000              16,000
   Housing RB (Worth Street
    Housing Project) Series A
    1.95%, 01/07/03                              10,000              10,000
   M/F Housing RB Series 1999A
    1.60%, 01/07/03                              17,500              17,500
   RB (101 West End Project)
    1.55%, 01/07/03                              12,200              12,200
   RB (350 West 43rd Street
    Housing Project) Series A
    1.65%, 01/07/03                              10,000              10,000
   RB (66 West 38th Street
    Project) Series A 1.90%,
     01/07/03                                    11,400              11,400
   RB (70 Battery Place Project)
    Series 1999A 1.60%,
    01/07/03                                     10,100              10,100
   RB (Chelsea Arms Housing
    Project) Series 1998A 1.55%,
    01/07/03                                     18,000              18,000
   RB (Tribeca Landing) Series
    1997A 1.55%, 01/07/03                        13,000              13,000
   RB (Tribeca Landing) Series
    1997A 1.60%, 01/07/03                         4,500               4,500
   RB (West 20th Street Project)
    Series 2001A 1.58%,
    01/07/03                                     30,600              30,600
   RB (West 38th Street Project)
    Series 2001A 1.90%,
    01/07/03                                      5,200               5,200
   RB Series 1997A 1.60%,
    01/07/03                                     35,700              35,700
   Service Contract Obligation RB
    Series 2001A 1.55%,
    01/07/03                                      5,000               5,000

+@ NEW YORK STATE LOCAL
   GOVERNMENT ASSISTANCE CORP.
   RB Series 1993A 1.50%,
    01/07/03                                      6,800               6,800
   RB Series 1994B 1.50%,
    01/07/03                                     17,500              17,500
   RB Series 1995D 1.45%,
    01/07/03                                      7,700               7,700
   RB Series 1995G 1.45%,
    01/07/03                                      2,000               2,000
   TOB 1.55%, 01/07/03                            9,900               9,900

+@ NEW YORK STATE MORTGAGE
   AGENCY
   RB TOB (Homewowners
    Mortgage) Series 77-A 1.52%,
    01/07/03                                      9,875               9,875
   RB TOB Series B3 1.64%,
    01/07/03                                      4,785               4,785


See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   RB TOBP (PA-153C) 1.55%,
    01/07/03                                      4,640               4,640
   RB TOBP (PA-627R) 1.55%,
    01/07/03                                     13,995              13,995
   RB TOBP (PA-907) 1.55%,
    01/07/03                                      5,330               5,330
   RB TOBP (PT-260) 1.23%,
    01/07/03                                      3,780               3,780
   RB TOBP (PT-289) 1.95%,
    01/07/03                                      6,165               6,165
   TOB Series 1999F 1.52%,
    01/07/03                                     24,795              24,795

   NEW YORK STATE POWER AUTHORITY
   RB Series 5 1.55%, 01/07/03                    8,400               8,400
   TECP Series 2 1.50%,
    01/08/03                                      2,000               2,000

+@ NEW YORK STATE THRUWAY
   AUTHORITY
   General Revenue TOB Series
    456 1.21%, 01/07/03                           6,995               6,995
   Service Contract RB
    (Roc-R-142) Series II 1.21%,
    01/07/03                                      4,995               4,995

   NEW YORK STATE TOLLWAY
   AUTHORITY
   General Revenue BAN
    Series 2002A 2.20%,
    03/26/03                                     33,445              33,524
   RB (Highway & Bridge Trust
    Fund) Series 2002B 1.49%,
    04/01/03                                      8,635               8,667

+@ NEW YORK STATE TRIBOROUGH
   BRIDGE & TUNNEL AUTHORITY
   Special Obligation RB Series C
    1.50%, 01/07/03                               4,400               4,400

   NORTH BABYLON, NEW YORK UNION
   FREE SCHOOL DISTRICT
   TAN 1.63%, 06/26/03                           14,300              14,359

   OCEANSIDE, NEW YORK UNION
   FREE SCHOOL DISTRICT
   BAN 1.63%, 06/27/03                            8,000               8,033

+@ PORT AUTHORITY OF NEW YORK &
   NEW JERSEY
   RB TOB Putters Series 243
    1.54%, 01/07/03                               9,930               9,930
   Special Obligation RB TOB
    Series 805 1.60%, 01/07/03                    1,490               1,490

   SACHEM, NEW YORK CENTRAL
   SCHOOL DISTRICT OF HOLBROOK
   TAN 1.50%, 06/26/03                           10,000              10,047

+@ SCHENECTADY, NEW YORK
   IDRB (Fortitech Holding Corp.
    Project) Series 1995A 1.75%,
    01/07/03                                      1,000               1,000

   SHERBURNE EARLVILLE, NEW YORK
   CENTRAL SCHOOL DISTRICT
   BAN 1.52%, 09/18/03                            5,978               6,014

   SUFFOLK COUNTY, NEW YORK
 + BAN 1.79%, 05/14/03                           11,940              11,981
   TAN
 = 1.05%, 08/14/03                               25,000              25,069
   1.50%, 09/09/03                                8,300               8,356

 + SYRACUSE, NEW YORK
   RAN Series C 1.40%,
    06/30/03                                     12,175              12,240
   RAN Series D 1.40%,
    06/30/03                                      7,850               7,892

+@ TOMPKINS COUNTY, NEW YORK IDA
   RB (Civic Facility Cornell) Series
    2002A 1.45%, 01/07/03                         6,525               6,525
   RB (Civic Facility Cornell)
    Series 2002B 1.45%,
    01/07/03                                      7,000               7,000

+@ TRIBOROUGH, NEW YORK BRIDGE &
   TUNNEL AUTHORITY
   Munitop 2002-14 1.58%,
    01/07/03                                     20,000              20,000
   RB Putters Series 293 1.65%,
    01/07/03                                      9,995               9,995
   RB Series 194 1.55%,
    01/07/03                                      9,995               9,995
   Revenue Refunding Bond
    Series 2002C 1.50%,
    01/07/03                                     10,000              10,000
   Special Obligation Refunding
    Bond Series 2000A 1.50%,
    01/07/03                                      9,000               9,000
   TOBP (PA-1070) 1.53%,
    01/07/03                                     14,000              14,000

   WEST GENESEE CENTRAL, NEW
   YORK SCHOOL DISTRICT
   BAN 1.60%, 07/11/03                           13,935              14,009


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ WESTCHESTER COUNTY, NEW YORK
   IDA
   IDRB (Levister Redevelopment
    Co., LLC) Series B 1.60%,
    01/07/03                                      6,000               6,000
+@ YONKERS, NEW YORK CIVIC
   FACILITIES
   IDRB (Consumers Union Facility
    Project) Series 1989 1.55%,
    01/07/03                                      1,300               1,300
   IDRB (Consumers Union Facility
    Project) Series 1991 1.55%,
    01/07/03                                        700                 700
   IDRB (Consumers Union Facility
    Project) Series 1994 1.55%,
    01/07/03                                      1,740               1,740
                                                                  ---------
                                                                  1,613,036

   Puerto Rico 1.6%

   GOVERNMENT DEVELOPMENT BANK
   FOR PUERTO RICO
   TECP 1.55%, 01/17/03                          16,404              16,404

+@ PUERTO RICO COMMONWEALTH
   Public Improvement Tob
    Series 3 1.52%, 01/07/03                        300                 300

 + PUERTO RICO HOUSING FINANCE
   CORPORATION
   RB TOB Series J 1.43%,
    04/10/03                                      9,900               9,900
                                                                  ---------
                                                                     26,604

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holding for this fund.


See financial notes.

SCHWAB NEW YORK MUNICIPAL MONEY FUND -- Financials

Statement of
ASSETS AND LIABILITIES
As of December 31, 2002. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                          $1,639,640 a
Cash                                                                         269
Receivables:
   Fund shares sold                                                          283
   Interest                                                                7,077
Prepaid expenses                                                    +         21
                                                                    ------------
TOTAL ASSETS                                                           1,647,290

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                    2,270
   Dividends to shareholders                                                  64
   Investments bought                                                     25,069
   Investment adviser and administrator fees                                  28
   Transfer agent and shareholder service fees                                47
Accrued expenses                                                    +         77
                                                                    ------------
TOTAL LIABILITIES                                                         27,555

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                           1,647,290
TOTAL LIABILITIES                                                   -     27,555
                                                                    ------------
NET ASSETS                                                            $1,619,735

NET ASSETS BY SOURCE
Capital received from investors                                        1,619,852
Net realized capital losses                                                 (117)

NET ASSETS BY SHARE CLASS

                                          SHARES
SHARE CLASS              NET ASSETS   /   OUTSTANDING   =   NAV
Sweep Shares             $943,565         943,712           $1.00
Value Advantage Shares   $676,170         676,203           $1.00

a The amortized cost for the fund's securities was $1,639,640. During the reporting period, the fund had $606,055 in transactions with other SchwabFunds (R).

  FEDERAL TAX DATA

  COST BASIS OF PORTFOLIO             $1,639,656

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:                 Loss amount:
     2008                                    $58
     2009                         +           43
                                  --------------
                                            $101


See financial notes.

Statement of
OPERATIONS
For January 1,2002 through December 31,2002.All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                 $23,541

NET REALIZED GAINS
--------------------------------------------------------------------------------
Net realized gains on investments sold                                       198

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  5,837 a
Transfer agent and shareholder service fees:
   Sweep Shares                                                            4,168 b
   Value Advantage Shares                                                  1,442 b
Trustees' fees                                                                25 c
Custodian and portfolio accounting fees                                      245
Professional fees                                                             39
Registration fees                                                             27
Shareholder reports                                                          102
Other expenses                                                       +        16
                                                                     -----------
Total expenses                                                            11,901
Expense reduction                                                    -     2,560 d
                                                                     -----------
NET EXPENSES                                                               9,341

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   23,541
NET EXPENSES                                                         -     9,341
                                                                     -----------
NET INVESTMENT INCOME                                                     14,200
NET REALIZED GAINS                                                   +       198
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $14,398

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets as follows:

  TRANSFER AGENT SERVICES:

                                  % OF AVERAGE
  SHARE CLASS                   DAILY NET ASSETS
  ----------------------------------------------
  Sweep Shares                          0.25
  Value Advantage Shares                0.05

  SHAREHOLDER SERVICES:

                                  % OF AVERAGE
  SHARE CLASS                   DAILY NET ASSETS
  ----------------------------------------------
  Sweep Shares                          0.20
  Value Advantage Shares                0.17

c For the fund's independent trustees only.

d Includes $2,495 from the investment adviser (CSIM) and $65 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least April 30, 2003, as follows:

                                  % OF AVERAGE
  SHARE CLASS                   DAILY NET ASSETS
  ----------------------------------------------
  Sweep Shares                          0.65
  Value Advantage Shares                0.45

  This limit doesn't include interest, taxes and certain non-routine expenses.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior reports periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                               1/1/02-12/31/02   1/1/01-12/31/01
Net investment income                               $   14,200        $   29,627
Net realized gains or losses                   +           198              (54)
                                               ---------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                  14,398            29,573

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income
Sweep Shares                                             7,395            17,301
Value Advantage Shares                          +        6,805            12,326
                                                --------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME              14,200            29,627 a
                                                --------------------------------
TRANSACTIONS IN FUND SHARES b
--------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                         2,917,032         2,857,059
Value Advantage Shares                          +      691,543           720,805
                                                --------------------------------
TOTAL SHARES SOLD                                    3,608,575         3,577,864

SHARES REINVESTED
Sweep Shares                                             7,250            16,899
Value Advantage Shares                          +        6,470            11,690
                                                --------------------------------
TOTAL SHARES REINVESTED                                 13,720            28,589

SHARES REDEEMED
Sweep Shares                                       (2,869,694)       (2,782,798)
Value Advantage Shares                          +    (625,673)         (547,669)
                                                --------------------------------
TOTAL SHARES REDEEMED                              (3,495,367)       (3,330,467)

NET INCREASE                                           126,928           275,986 c

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                  1,492,609         1,216,677
Total increase                                  +      127,126           275,932 d
                                                --------------------------------
END OF PERIOD                                       $1,619,735        $1,492,609

a UNAUDITED
  The fund hereby designates 100% of its dividends for the current period as tax-exempt interest dividends.

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents shares sold plus shares reinvested, minus shares redeemed.

d Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See financial notes

         The fund seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and New Jersey personal income tax. 1

Schwab New Jersey Municipal Money Fund

[PHOTO OF KEVIN SHAUGHNESSY]

KEVIN SHAUGHNESSY, a portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 2000, he worked for more than ten years in fixed-income portfolio management.

TICKER SYMBOL: SWJXX

MANAGER'S PERSPECTIVE

SHORT-TERM MUNICIPAL YIELDS CONTINUED TO FALL IN 2002. Faced with the opportunity to borrow money at very low rates, and the need to do so to cover looming budget shortfalls nationwide, municipalities issued $72 billion in short-term notes during 2002--an increase of 28% over 2001. The rise in supply kept short-term muni rates from falling as much as they otherwise might have, and enhanced their attractiveness relative to taxable money market yields.

DURING THE YEAR, WE ADDED TO OUR POSITIONS IN FIXED-RATE SECURITIES AND KEPT THE FUND'S AVERAGE MATURITY SLIGHTLY LONGER THAN THAT OF OUR PEER GROUP. This strategy worked to our advantage when yields fell during the second quarter as the strength of the recovery came into question and again in November with the Fed's interest rate cut.

NEW JERSEY ENDED FISCAL 2002 (ON JUNE 30) WITH A SURPLUS OF $1.2 BILLION, OR ABOUT 5% OF EXPENDITURES. The legislature appropriated all but $100 million of this surplus for fiscal 2003. This past December, the state indicated that revenues were lower than projected and that it was drafting spending freezes to maintain a balanced budget in fiscal 2003.

LIKE OTHER HIGH INCOME STATES, NEW JERSEY HAS BEEN SEVERELY AFFECTED BY A DECLINE IN PERSONAL INCOME TAX RECEIPTS, A PRODUCT OF A DECLINE IN INCOME RELATED TO STOCK OPTIONS AND CAPITAL GAINS. High local property taxes also limit local governments' flexibility in meeting growing service demands. However, due to the diversity of the state's economy as well as its revenue raising ability, New Jersey remains a strong investment-grade credit. As of the report date, the state's Moody's, S&P and Fitch ratings were Aa2 (negative outlook), AA and AA, respectively.

1 A portion of income also may be subject to the alternative minimum tax (AMT).

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 as of 12/31/02

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends during the period. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

SEVEN-DAY YIELD                                    0.77%
-------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD                          0.77%
-------------------------------------------------------
SEVEN-DAY TAXABLE-EQUIVALENT EFFECTIVE YIELD 2     1.34%
-------------------------------------------------------

WEIGHTED AVERAGE MATURITY during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

Monthly        Maturity
31-Dec-01          45
   Jan-02          47
   Feb-02          41
   Mar-02          43
   Apr-02          51
   May-02          40
   Jun-02          49
   Jul-02          61
   Aug-02          63
   Sep-02          67
   Oct-02          49
   Nov-02          48
31-Dec-02          44

PORTFOLIO COMPOSITION 3 as of 12/31/02

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY STATE

[PIE CHART]

 83.2%            NEW JERSEY
  8.8%            PUERTO RICO
  5.5%            NEW YORK
  2.5%            PENNSYLVANIA

BY CREDIT QUALITY

[PIE CHART]

100.0%            TIER 1

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's seven-day yield would have been 0.57%, the seven-day effective yield would have been 0.57% and the seven-day taxable-equivalent effective yield would have been 0.99%.

2 Taxable-equivalent yield assumes a 2002 maximum combined federal regular income and New Jersey state personal income tax rate of 42.51%.

3 Composition of the fund's portfolio is as of 12/31/02 and is not indicative of holdings after that date.


Schwab Municipal Money Funds

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND -- FINANCIALS

FINANCIAL TABLES

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have both been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS


                                              1/1/02-      1/1/01-      1/1/00-      1/1/99-      2/2/98-
                                             12/31/02     12/31/01     12/31/00     12/31/99     12/31/98
---------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00         1.00         1.00         1.00       1.00
                                             ------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.01         0.02         0.03         0.03       0.03
                                             ------------------------------------------------------------
Less distributions:
  Dividends from net investment income          (0.01)       (0.02)       (0.03)       (0.03)     (0.03)
                                             ------------------------------------------------------------
Net asset value at end of period                 1.00         1.00         1.00         1.00       1.00
                                             ------------------------------------------------------------
Total return (%)                                 0.84         2.13         3.38         2.58       2.60 2
                                             ------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                             0.65 5       0.65         0.65 3       0.65       0.65 1
Expense reductions reflected in above ratio      0.23         0.25         0.27         0.29       0.48 1
Ratio of net investment income to
  average net assets                             0.83         2.08         3.35         2.60       2.75 1
Net assets, end of period ($ x 1,000,000)         425          382          321          206         98

1 Annualized.

2 Not annualized.

3 Would have been 0.66% if certain non-routine expenses (proxy fees) had been included.

4 Commencement of operations.

5 Would have been 0.66% if certain non-routine expenses (taxes) had been included.


See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND -- Financials

PORTFOLIO HOLDINGS As of December 31,2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+ Credit-enhanced security

@ Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0%    MUNICIPAL SECURITIES
          Market Value: $422,340
          Cost: $422,340
--------------------------------
100.0%    TOTAL INVESTMENTS
          Market Value: $422,340
          Cost: $422,340

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
   MUNICIPAL SECURITIES 100.0% of investments
   ------------------------------------------------------------------------
   New Jersey 83.2%

+@ CAMDEN COUNTY, NEW JERSEY
   IMPROVEMENT AUTHORITY
   RB (Harvest Village Project)
    Series 1999A 1.65%,
    01/01/03                                        200                 200

   EAST BRUNSWICK TOWNSHIP, NEW
   JERSEY
   BAN 2.05%, 03/19/03                            7,400               7,414

   ESSEX COUNTY, NEW JERSEY
   General Improvement GO
    1.83%, 06/01/03                               1,400               1,413

+@ ESSEX COUNTY, NEW JERSEY
   IMPROVEMENT AUTHORITY
   Lease Revenue TOBP (PA-648)
    1.51%, 01/07/03                               5,995               5,995

+@ ESSEX COUNTY, NEW JERSEY
   PUBLIC IMPROVEMENT AUTHORITY
   RB (County Asset Sale Project)
    Series 1995 1.55%,
    01/07/03                                      1,000               1,000

+@ MONMOUTH COUNTY, NEW JERSEY
   IMPROVEMENT AUTHORITY
   RB (Pooled Government Loan
    Progam) 1.40%, 01/07/03                      12,085              12,085

   MONTCLAIR, NEW JERSEY
   BAN 2.14%, 04/11/03                           11,694              11,721

   NEW JERSEY ECONOMIC
   DEVELOPMENT AUTHORITY
   Market Transition Facility Sr.
    Lien RB Series 1994A 0.87%,
    07/01/03                                      5,000               5,139
+@ Natural Gas Facilities RB TOB
   (Nui Corp. Project) Series 161
    1.21%, 01/07/03                               1,525               1,525
+@ RB (500 International Partners
    Project) 1.20%, 01/07/03                      5,800               5,800
+@ RB (Catholic Community
    Services Project) 1.45%,
    01/07/03                                      4,895               4,895
+@ RB (Geriatric Services Housing
    Corp. Project) 1.40%,
    01/07/03                                      7,735               7,735


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ RB (Graphic Management, Inc.
    Project) 1.45%, 01/07/03                      5,465               5,465
+@ RB (Hamilton Industrial
    Development Project) Series
    1998 1.60%, 01/07/03                          6,220               6,220
+@ RB (Jewish Home Rockleigh
    Project) Series 1998A 1.60%,
    01/07/03                                      4,900               4,900
+@ RB (Job Haines Home Project)
    1.15%, 01/07/03                               3,800               3,800
+@ RB (St. James Prep & Social
    Service Project) Series 1998
    1.50%, 01/07/03                               3,240               3,240
+@ RB (Stone Brothers Secaucus
    Project) 1.62%, 01/07/03                      1,860               1,860
+@ RB (Toys R Us, Inc. Project)
    Series 1984 1.70%,
    01/30/03                                      3,000               3,000
+@ RB (Wechsler Coffee Corp.
    Project) Series 1998 1.65%,
    01/07/03                                      1,025               1,025
+@ Revenue Refunding Bond (Airis
    Newark, LLC Project) 1.55%,
    01/07/03                                      3,000               3,000
+@ Revenue Refunding Bond
    (Stolthaven Project) Series
    1998A 1.55%, 01/01/03                         1,950               1,950
+@ Thermal Energy Facilities RB
   (Marina Energy, LLC Project)
    Series 2001A 1.55%,
    01/07/03                                      3,200               3,200
+@ Thermal Energy Facilities RB
   (Thermal Energy, Ltd.
    Partnership I Project) Series
    1997 1.55%, 01/07/03                          4,600               4,600

+@ NEW JERSEY EDUCATIONAL
   DEVELOPMENT AUTHORITY
   TECP (Keystone Project)
    1.25%, 02/11/03                               3,800               3,800

+@ NEW JERSEY HEALTH CARE
   FACILITIES FINANCING AUTHORITY
   RB (Hackettstown Community
    Hospital Project) 1.15%,
    01/07/03                                      6,800               6,800
   RB (Princeton Medical Center
    Project) Series 1999A-3
    1.42%, 01/07/03                               2,100               2,100
   RB Series 2001A1 1.50%,
    01/07/03                                      7,000               7,000
   RB Series 2001A3 1.50%,
    01/07/03                                      5,000               5,000
   RB TOBP (PA-504) 1.51%,
    01/07/03                                      2,430               2,430
   Revenue Refunding Bond
    (Christian Health Project)
    Series 1998B 1.08%,
    01/07/03                                      9,400               9,400

+@ NEW JERSEY SPORTS & EXPOSITION
   AUTHORITY
   RB Series 1992C 1.50%,
    01/07/03                                     20,185              20,185

   NEW JERSEY STATE
+@ RB TOB (Regulation D) Series
    L-34J 1.65%, 01/07/03                        15,000              15,000
   TRAN
    1.15%, 06/12/03                              10,025              10,106
    1.20%, 06/12/03                               5,000               5,039
    1.46%, 06/12/03                               2,000               2,013
    1.50%, 06/12/03                              10,000              10,066

+  NEW JERSEY STATE EDUCATIONAL
   DEVELOPMENT AUTHORITY
   TECP (Chambers Cogen
    Project) 1.25%, 02/11/03                      5,300               5,300

+@ NEW JERSEY STATE EDUCATIONAL
   FACILITIES AUTHORITY
   RB (Caldwell College) Series
    2000B 1.55%, 01/07/03                         2,300               2,300

+@ NEW JERSEY STATE HIGHER
   EDUCATION ASSISTANCE AUTHORITY
   Student Loan RB Series 1999B
    1.75%, 06/01/03                               3,500               3,500

+@ NEW JERSEY STATE HOUSING &
   MORTGAGE FINANCE AGENCY
   RB TOBP (PT-287) 1.63%,
    01/01/03                                      4,980               4,980
   RB TOBP (PT-635) 1.55%,
    01/07/03                                      4,630               4,630

+@ NEW JERSEY STATE TRANSPORTATION
   CORP.
   COP TOB Series 690 1.14%,
    01/07/03                                     12,495              12,495
   TOB Series 148 1.49%,
    01/07/03                                      1,000               1,000


See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND -- Financials

PORTFOLIO HOLDINGS As of December 31,2002. Continued

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,          FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                      ($ x 1,000)         ($ x 1,000)
+@ NEW JERSEY STATE TRANSPORTATION
   TRUST FUND AUTHORITY
   TOB Series 2000C 1.18%,
    01/07/03                                     11,495              11,495
   TOB Series 203 1.14%,
    01/07/03                                      3,130               3,130

+@ NEW JERSEY STATE TURNPIKE
   AUTHORITY
   RB Series 1991D 1.35%,
    01/07/03                                     20,350              20,350
   RB TOB (Eagle Trust Project)
    1.52%, 01/07/03                               8,000               8,000
   RB TOBP (PA-719) 1.56%,
    01/07/03                                      8,665               8,665

   NEWARK, NEW JERSEY
   BAN
    1.65%, 08/01/03                               7,984               8,023
    1.75%, 08/01/03                               3,650               3,666
    1.85%, 08/01/03                               6,735               6,760

+@ NORTH HUDSON, NEW JERSEY
   SEWAGE AUTHORITY
   RB Series 2001B 1.50%,
    01/07/03                                      9,700               9,700

   SUSSEX COUNTY, NEW JERSEY
   BAN 1.79%, 06/06/03                            6,596               6,623

+@ TRENTON, NEW JERSEY PARKING
   AUTHORITY
   Putters RB TOB Series 221
    1.49%, 01/07/03                               4,320               4,320

+@ UNION COUNTY, NEW JERSEY
   IMPROVEMENT AUTHORITY
   RB (Cedar Glen Housing Corp.)
    Series 2001A 1.15%,
    01/07/03                                      6,500               6,500

+@ UNIVERSITY MEDICINE & DENTISTRY
   OF NEW JERSEY
   RB Series 2002B 1.57%,
    01/07/03                                      7,000               7,000

   WOODBRIDGE TOWNSHIP, NEW
   JERSEY
   BAN 1.52%, 07/08/03                            7,000               7,035
                                                                -----------
                                                                    351,593
   New York 5.5%

   PORT AUTHORITY OF NEW YORK &
   NEW JERSEY
   RB Series 119 1.34%,
   09/15/03                                       2,975               3,047
+@ Special Obligation RB TOB
    Series 805 1.60%, 01/07/03                      800                 800
   TECP 1.30%, 02/06/03                           5,030               5,030
+@ TOB Series 153 1.54%,
    01/07/03                                        370                 370
+@ TOB Series 693 1.19%,
    01/07/03                                      7,000               7,000
+@ TOBP (PA-518) 1.60%,
    04/10/03                                      6,795               6,795
                                                                -----------
                                                                     23,042
   Pennsylvania 2.5%

+@ DELAWARE RIVER PORT AUTHORITY
   OF PENNSYLVANIA & NEW JERSEY
   RB TOBP (PA-606) 1.56%,
    01/07/03                                      9,050               9,050
   RB TOBP (PA-611) 1.56%,
    01/07/03                                      1,695               1,695
                                                                -----------
                                                                     10,745
   Puerto Rico 8.8%

   GOVERNMENT DEVELOPMENT BANK
   FOR PUERTO RICO
   TECP 1.55%, 01/17/03                          12,000              12,000

+@ PUERTO RICO COMMONWEALTH
   PUBLIC IMPROVEMENT TOB SERIES
    2001A 1.50%, 01/07/03                         2,000               2,000
   Public Improvement TOB
    Series 3 1.52%, 01/07/03                      6,000               6,000
   Unlimited GO Series
    2001II-R-124 1.67%,
    01/07/03                                      2,000               2,000

+@ PUERTO RICO ELECTRIC POWER
   AUTHORITY
   RB TOB Putters Series 164
    1.20%, 01/07/03                              13,000              13,000

+@ PUERTO RICO HOUSING FINANCE
   CORP.
   RB TOB Series R 1.50%,
    01/07/03                                      1,960               1,960
                                                                -----------
                                                                     36,960

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of December 31,2002 All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at market value                                           $422,340 a
Cash                                                                        238
Interest receivable                                                       2,286
Prepaid expenses                                                    +        13
                                                                    -----------
TOTAL ASSETS                                                            424,877

LIABILITIES
-------------------------------------------------------------------------------
Payables:
    Dividends to shareholders                                                 4
    Investment adviser and administrator fees                                 6
    Transfer agent and shareholder service fees                              16
    Federal and state income taxes                                           21
Accrued expenses                                                    +        27
                                                                    -----------
Total liabilities                                                            74

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                            424,877
TOTAL LIABILITIES                                                   -        74
                                                                    -----------
NET ASSETS                                                             $424,803

NET ASSETS BY SOURCE
Capital received from investors                                         424,803

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$424,803         424,543           $1.00


a The amortized cost for the fund's securities was $422,340. During the reporting period, the fund had $624,500 in transactions with other SchwabFunds (R).

FEDERAL TAX DATA

  COST BASIS OF PORTFOLIO                $422,340

  RECLASSIFICATIONS:
  Net realized capital gains            ($    310)
  Distribution in excess of
   net investment income                 $     14
  Reclassified as:
  Capital received
   from investors                        $    296

  TAX DESIGNATION (UNAUDITED):
  The fund hereby designates $98
  as a capital gain dividend for
  the fiscal year ended December
  31, 2002.


See financial notes.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND -- Financials

Statement of
OPERATIONS
For January 1.2002 through December 31,2002. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                                 $5,972

NET REALIZED GAINS
-------------------------------------------------------------------------------
Net realized gains on investments sold                                      339

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,530 a
Transfer agent and shareholder service fees                               1,812 b
Trustees' fees                                                               30 c
Custodian and portfolio accounting fees                                     112
Professional fees                                                            24
Registration fees                                                            17
Shareholder reports                                                          24
Federal and state income taxes                                               21
Other expenses                                                        +       8
                                                                      ---------
Total expenses                                                            3,578
Expense reduction                                                     -     940 d
                                                                      ---------
NET EXPENSES                                                              2,638

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   5,972
NET EXPENSES                                                          -   2,638
                                                                      ---------
NET INVESTMENT INCOME                                                     3,334
NET REALIZED GAINS                                                    +     339
                                                                      ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $3,673

a  Calculated on a graduated basis as a percentage of average daily net assets:
   0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c  For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2003, to 0.65% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
-------------------------------------------------------------------------------
                                          1/1/02-12/31/02       1/1/01-12/31/01
Net investment income                          $    3,334            $    7,456
Net realized gains                       +            339                     9
                                         --------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              3,673                 7,465

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income                3,348                 7,456 a

TRANSACTIONS IN FUND SHARES b
-------------------------------------------------------------------------------
Shares sold                                     1,159,279             1,155,713
Shares reinvested                                   3,302                 7,343
Shares redeemed                          +     (1,120,441)           (1,101,332)
                                         --------------------------------------
NET INCREASE                                       42,140                61,724

NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                               382,338               320,605
Total increase                           +         42,465                61,733 c
                                         --------------------------------------
END OF PERIOD                                  $  424,803            $  382,338

a  UNAUDITED
   The fund hereby designates 100% of its dividends for the current period as tax-exempt interest dividends.

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See financial notes.

      The fund seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and Pennsylvania personal income tax. 1

Schwab Pennsylvania Municipal Money Fund

[PHOTO OF WALTER BEVERIDGE]

WALTER BEVERIDGE, a portfolio manager, has been responsible for day-to-day management of the fund since its inception in 1998. Prior to joining the firm in 1992, he worked for nearly ten years in asset management.

TICKER SYMBOL: SWEXX

MANAGER'S PERSPECTIVE

SHORT-TERM MUNICIPAL YIELDS CONTINUED TO FALL IN 2002. Faced with the opportunity to borrow money at very low rates, and the need to do so to cover looming budget shortfalls nationwide, municipalities issued $72 billion in short-term notes during 2002--an increase of 28% over 2001. The rise in supply kept short-term muni rates from falling as much as they otherwise might have, and enhanced their attractiveness relative to taxable money market yields.

DURING THE YEAR, WE ADDED TO OUR POSITIONS IN FIXED-RATE SECURITIES AND KEPT THE FUND'S AVERAGE MATURITY SLIGHTLY LONGER THAN THAT OF OUR PEER GROUP. This strategy worked to our advantage when yields fell during the second quarter as the strength of the recovery came into question and again in November with the Fed's interest rate cut.

FACED WITH A 6% SHORTFALL IN REVENUES IN FISCAL 2002 (WHICH ENDED ON JUNE 30), PENNSYLVANIA DREW DOWN ABOUT $1.5 BILLION OF ITS RESERVES. This left the state with a remaining surplus of about $1 billion, or 3% of expenditures, going into fiscal 2003. The state expects the ongoing economic downturn to spell continued lackluster revenues; revenues for fiscal 2003 are now expected to be 1.5% below projections. The governor proposes addressing the gap by further use of reserves as well as cost-cutting measures.

OVER THE PAST THIRTY YEARS, PENNSYLVANIA'S ECONOMY HAS SHIFTED FROM ITS TRADITIONAL HEAVY INDUSTRIAL BASE TO A MORE DIVERSIFIED ECONOMY THAT NOW MIRRORS THE NATIONAL EMPLOYMENT PROFILE. The state's above-average credit quality is a testament to its conservative financial management, increasing economic diversification and moderate debt levels. Pennsylvania's general obligation debt is rated Aa2, AA and AA by Moody's, S&P and Fitch, respectively.

1 A portion of income also may be subject to the alternative minimum tax (AMT).


Schwab Municipal Money Funds.

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 as of 12/31/02

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends during the period. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

----------------------------------------------------------
SEVEN-DAY YIELD                                      0.87%
----------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD                            0.87%
----------------------------------------------------------
SEVEN-DAY TAXABLE-EQUIVALENT EFFECTIVE YIELD 2       1.46%
----------------------------------------------------------

WEIGHTED AVERAGE MATURITY during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

 Monthly     Maturity
31-Dec-01       27
   Jan-02       39
   Feb-02       38
   Mar-02       34
   Apr-02       27
   May-02       43
   Jun-02       54
   Jul-02       67
   Aug-02       58
   Sep-02       62
   Oct-02       57
   Nov-02       49
31-Dec-02       40

PORTFOLIO COMPOSITION 3 as of 12/31/02

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY STATE

[PIE CHART]

100.0%      PENNSYLVANIA

BY CREDIT QUALITY

[PIE CHART]

100.0%      TIER 1

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's seven-day yield would have been 0.66%, the seven-day effective yield would have been 0.66% and the seven-day taxable-equivalent effective yield would have been 1.11%.

2 Taxable-equivalent yield assumes a 2002 maximum combined federal regular income and Pennsylvania state personal income tax rate of 40.32%.

3 Composition of the fund's portfolio is as of 12/31/02 and is not indicative of holdings after that date.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND -- Financials

FINANCIAL TABLES

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have both been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                     1/1/02-     1/1/01-     1/1/00-     1/1/99-    2/2/98 1-
                                                    12/31/02    12/31/01    12/31/00    12/31/99    12/31/98
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  1.00        1.00        1.00        1.00        1.00
                                                     ---------------------------------------------------------
Income from investment operations:
    Net investment income                               0.01        0.02        0.04        0.03        0.03
                                                     ---------------------------------------------------------
Less distributions:
    Dividends from net investment income               (0.01)      (0.02)      (0.04)      (0.03)      (0.03)
                                                     ---------------------------------------------------------
Net asset value at end of period                        1.00         1.00       1.00        1.00        1.00
                                                     ---------------------------------------------------------
Total return (%)                                        0.87         2.20       3.57        2.71        2.72 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
    average net assets                                  0.65         0.65       0.65 3      0.65        0.65 1

Expense reductions reflected in above ratio             0.24         0.27       0.27        0.29        0.51 1

Ratio of net investment income to
    average net assets                                  0.87         2.14       3.52        2.68        2.85 1

Net assets, end of period ($ x 1,000,000)                301          292        225         164         122

1 Annualized.

2 Not annualized.

3 Would have been 0.66% if certain non-routine expenses (proxy fees) had been included.

4 Commencement of operations.


See financial notes.

PORTFOLIO HOLDINGS As of December 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+  Credit-enhanced security

@  Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category. For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0%      MUNICIPAL SECURITIES
            Market Value:$299,533
            Cost:$299,533
---------------------------------
100.0%      TOTAL INVESTMENTS
            Market Value:$299,533
            Cost:$299,533

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,           FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                       ($ x 1,000)         ($ x 1,000)
   MUNICIPAL SECURITIES 100.0% of investments
   -------------------------------------------------------------------------

   Pennsylvania 100.0%

+  ALLEGHENY COUNTY, PENNSYLVANIA
   AIRPORT AUTHORITY
   Airport Revenue Refunding
     Bond (Pittsburgh International
     Airport Project) Series 1997A
     1.70%, 01/01/03                               3,000               3,000
   Airport Revenue Refunding
     Bond (Pittsburgh International
     Airport Project) Series 1999
     1.75%, 01/01/03                               2,435               2,435

+  ALLEGHENY COUNTY, PENNSYLVANIA
   IDA
   RB (Saureisen Project) 1.95%,
     01/07/03                                      1,200               1,200
   RB TOB MERLOTS 2002-A48
     1.65%, 01/07/03                              14,495              14,495

+@ ALLEGHENY COUNTY, PENNSYLVANIA
   PORT AUTHORITY
   GAN 1.60%, 06/30/03                            12,000              12,082

+@ BERKS COUNTY, PENNSYLVANIA IDA
   RB (Beacon Container Project)
     1.75%, 01/07/03                               1,420               1,420

 + BLAIR COUNTY, PENNSYLVANIA
   CONVENTION & SPORTS FACILITIES
   AUTHORITY
   Guaranteed RB Series 2000A
     1.89%, 05/01/03                               2,940               2,975

+@ BUCKS COUNTY, PENNSYLVANIA IDA
   RB (Klearfold Project) 1.95%,
     01/07/03                                      4,000               4,000

+@ CAMBRIA COUNTY, PENNSYLVANIA
   IDA
   Resource Recovery RB
     (Cambria Cogen Co. Project)
     1.60%, 01/07/03                              14,450              14,450

+@ CLARION COUNTY, PENNSYLVANIA IDA
   Energy Development RB (Piney
     Creek Project) 1.55%,
     01/07/03                                     13,800              13,800


See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,           FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                       ($ x 1,000)         ($ x 1,000)
+@ DELAWARE COUNTY, PENNSYLVANIA
   AUTHORITY
   Hospital RB (Crozer Chester
     Medical Center) 1.55%,
     01/07/03                                      3,000               3,000

+@ DELAWARE RIVER PORT AUTHORITY,
   PENNSYLVANIA & NEW JERSEY
   RB Series 1999-606 1.56%,
     01/07/03                                      8,250               8,250

+@ DELAWARE VALLEY, PENNSYLVANIA
   REGIONAL FINANCIAL AUTHORITY
   Local Government RB Series
     2002E 1.24%, 01/07/03                         4,555               4,555

+@ LANCASTER COUNTY, PENNSYLVANIA
   HOSPITAL AUTHORITY
   RB (Brethren Village) 1.60%,
     01/07/03                                      4,400               4,400

+@ MERCER COUNTY, PENNSYLVANIA
   GO TOB 1.66%, 01/07/03                          1,300               1,300

   MONTGOMERY COUNTY,
   PENNSYLVANIA IDA

+@ Environmental Facilities RB
     (Lonza, Inc. Project) 1.63%,
     01/07/03                                      7,000               7,000
   TECP
     1.15%, 01/16/03                               2,000               2,000
     1.40%, 01/16/03                               5,100               5,100
     1.30%, 02/13/03                               5,000               5,000

 + NORTHAMPTON COUNTY,
   PENNSYLVANIA GENERAL PURPOSE
   AUTHORITY
   County Agreement RB TOB
     1.65%, 04/09/03                               3,000               3,000

 + NORWIN, PENNSYLVANIA SCHOOL
   DISTRICT
   GO TOB Series 2001A 1.75%,
     04/23/03                                      8,710               8,710

+@ PENNSYLVANIA CONVENTION
   CENTER AUTHORITY
   RB TOBP (PT-1224) 1.54%,
     01/07/03                                      6,845               6,845

+@ PENNSYLVANIA ECONOMIC
   DEVELOPMENT FINANCING
   AUTHORITY
   Exempt Facilities RB (Amtrak
     Project) Series 2001B 1.60%,
     01/07/03                                      4,500               4,500
   Exempt Facilities RB (Merck &
     Company Project) Series
     2000 1.60%, 01/07/03                          5,000               5,000
   Exempt Facilities RB (Merck &
     Company West Project) Series
     2001 1.60%, 01/07/03                         10,000              10,000
   Exempt Facilities RB (Reliant
     Energy Seward Project) Series
     2001A 1.60%, 01/07/03                         7,900               7,900
   Exempt Facilities RB (Reliant
     Energy Seward Project) Series
     2002B 1.70%, 01/07/03                         6,000               6,000

+@ PENNSYLVANIA ENERGY
   DEVELOPMENT AUTHORITY
   RB (B&W Ebensburg Project)
     Series 1986 1.55%,
     01/07/03                                     12,915              12,915
   RB (Piney Creek Project) Series
     1986C 1.55%, 01/07/03                         1,155               1,155

+@ PENNSYLVANIA HFA
   RB TOB Series 1998Y 1.31%,
     01/07/03                                      5,500               5,500
   S/F Mortgage RB TOB (1055)
     Series 2002 1.57%,
     01/07/03                                      1,200               1,200
   S/F Mortgage RB TOBP
     (PT-278) Series 1999-66A
     1.57%, 01/07/03                              11,945              11,945
   S/F Mortgage RB TOBP
     (PT-119A) Series 1997
     1.54%, 01/07/03                               5,465               5,465
   TOB (PA-989R) 1.57%,
     01/07/03                                      5,600               5,600
   TOB Series 1999U 1.33%,
     01/07/03                                      4,895               4,895
   TOB (TRS-L10) Regulation D
     Series 2002A 1.75%,
     01/07/03                                      6,000               6,000


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,           FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                       ($ x 1,000)         ($ x 1,000)
+@ PENNSYLVANIA HIGHER EDUCATION
   ASSISTANCE AGENCY
   Student Loan RB Series 2000A
     1.70%, 01/07/03                               2,800               2,800

+@ PENNSYLVANIA STATE
   GO Macon Trust Receipts
     Series 2001F 1.26%,
     01/07/03                                      3,575               3,575

+@ PENNSYLVANIA STATE HIGHER
   EDUCATION ASSISTANCE AGENCY
     Student Loan RB Series 2001A
     1.70%, 01/07/03                               7,800               7,800

   PENNSYLVANIA STATE HIGHER
   EDUCATION FACILITIES AUTHORITY
   RB (Trustees of University of
     Pennsylvania) Series B 1.46%,
     09/01/03                                      2,000               2,066

+@ PENNSYLVANIA STATE OF
   COMMONWEALTH
   TOB Series 1997C 1.61%,
     01/07/03                                     11,870              11,870

+@ PENNSYLVANIA STATE PUBLIC
   SCHOOL BUILDING AUTHORITY
     RB Series 1999D 1.60%,
     01/07/03                                      2,600               2,600

+@ PENNSYLVANIA STATE TURNPIKE
   AUTHORITY
   RB Series A-3 1.50%,
     01/07/03                                      2,500               2,500

   PHILADELPHIA, PENNSYLVANIA
 + IDRB TOBP (PA-982)
     (Philadelphia Airport) Series
     1998A 1.67%, 07/10/03                         5,000               5,000
   TRANS Series 2002A 1.53%,
     06/30/03                                      8,000               8,057

+@ PHILADELPHIA, PENNSYLVANIA IDA
   RB (Girard Estate Aramark
     Project) 1.70%, 01/07/03                      5,300               5,300

   PHILADELPHIA, PENNSYLVANIA
   SCHOOL DISTRICT
   RB 1.50%, 06/30/03                              6,000               6,037

+@ QUAKERTOWN, PENNSYLVANIA
   HOSPITAL AUTHORITY
   RB (Hospital Pooled Financing
     Group) 1.60%, 01/07/03                          600                 600

+@ SPRING FORD, PENNSYLVANIA AREA
   SCHOOL DISTRICT
   TOB Series 247 1.55%,
     01/07/03                                      3,500               3,500

 + TEMPLE UNIVERSITY OF THE
   COMMONWEALTH SYSTEM OF
   HIGHER EDUCATION, PENNSYLVANIA
   University Funding Obligation
     RB 1.92%, 05/06/03                           13,500              13,549

   UNIVERSITY OF PITTSBURGH,
   PENNSYLVANIA
   Refunding Revenue Bond
     Series B 1.35%, 06/01/03                      3,355               3,412

+@ WASHINGTON COUNTY,
   PENNSYLVANIA AUTHORITY
   RB (Girard Estate Refunding
     Project) Series 1999J 1.70%,
     01/07/03                                      3,055               3,055

+@ WEST CORNWALL TOWNSHIP,
   PENNSYLVANIA MUNICIPAL AUTHORITY
   RB (Lebanon Valley Crethren
     Project) 1.60%, 01/07/03                        720                 720
                                                                  ----------
                                                                     299,533

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND -- Financials

Statement of
ASSETS AND LIABILITIES
As of December 31, 2002. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at market value                                           $299,533 a
Cash                                                                        178
Interest receivable                                                       1,517
Prepaid expenses                                                    +        20
                                                                    -----------
TOTAL ASSETS                                                            301,248

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                                  4
   Investment adviser and administrator fees                                  5
   Transfer agent and shareholder service fees                               11
   Federal and state income taxes                                             6
Accrued expenses                                                    +        21
                                                                    -----------
TOTAL LIABILITIES                                                            47

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                            301,248
TOTAL LIABILITIES                                                   -        47
                                                                    -----------
NET ASSETS                                                             $301,201

NET ASSETS BY SOURCE
Capital received from investors                                         301,201

NET ASSET VALUE (NAV)

                SHARES
NET ASSETS   /  OUTSTANDING   =   NAV
$301,201        301,215           $1.00

a The amortized cost for the fund's securities was $299,533. During the reporting period, the fund had $588,008 in transactions with other SchwabFunds(R).

  FEDERAL TAX DATA

  COST BASIS OF PORTFOLIO          $299,533

  RECLASSIFICATIONS:
  Net realized capital gains           $(27)
  Distribution in excess of
    net investment income              $  4
  Reclassified as:
  Capital received
    from investors                     $ 23


See financial notes.

Statement of
OPERATIONS
For January 1, 2002 through December 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                                 $4,347

NET REALIZED GAINS
-------------------------------------------------------------------------------
Net realized gains on investments sold                                       27

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,087 a
Transfer agent and shareholder service fees                               1,288 b
Trustees' fees                                                               24 c
Custodian and portfolio accounting fees                                      96
Professional fees                                                            24
Registration fees                                                            12
Shareholder reports                                                          15
Federal and state income taxes                                                6
Other expenses                                                      +         7
                                                                    -----------
Total expenses                                                            2,559
Expense reduction                                                   -       693 d
                                                                    -----------
NET EXPENSES                                                              1,866

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   4,347
NET EXPENSES                                                        -     1,866
                                                                    -----------
NET INVESTMENT INCOME                                                     2,481
NET REALIZED GAINS                                                  +        27
                                                                    -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $2,508

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2003, to 0.65% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                             1/1/02-12/31/02     1/1/01-12/31/01
Net investment income                                 $2,481              $5,405
Net realized gains                           +            27                  32
                                             -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                 2,508               5,437

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                   2,485               5,405 a

TRANSACTIONS IN FUND SHARES b
--------------------------------------------------------------------------------
Shares sold                                          836,701             860,902
Shares reinvested                                      2,427               5,247
Shares redeemed                              +      (829,555)           (799,275)
                                             -----------------------------------
NET INCREASE                                           9,573              66,874

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                  291,605             224,699
Total increase                               +         9,596              66,906 c
                                             -----------------------------------
END OF PERIOD                                       $301,201            $291,605

a UNAUDITED
  The fund hereby designates 100% of its dividends for the current period as tax-exempt interest dividends.

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See financial notes.

       The fund seeks the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity, and also seeks to have its shares exempt from the Florida intangible tax. 1

Schwab Florida Municipal Money Fund

[PHOTO OF WALTER BEVERIDGE]

WALTER BEVERIDGE, a portfolio manager, has been responsible for day-to-day management of the fund since its inception in 1998. Prior to joining the firm in 1992, he worked for nearly ten years in asset management.

TICKER SYMBOL: SWFXX

MANAGER'S PERSPECTIVE

SHORT-TERM MUNICIPAL YIELDS CONTINUED TO FALL IN 2002. Faced with the opportunity to borrow money at very low rates, and the need to do so to cover looming budget shortfalls nationwide, municipalities issued $72 billion in short-term notes during 2002--an increase of 28% over 2001. The rise in supply kept short-term muni rates from falling as much as they otherwise might have, and enhanced their attractiveness relative to taxable money market yields.

DURING THE YEAR, WE ADDED TO OUR POSITIONS IN FIXED-RATE SECURITIES AND KEPT THE FUND'S AVERAGE MATURITY SLIGHTLY LONGER THAN THAT OF OUR PEER GROUP. This strategy worked to our advantage when yields fell during the second quarter as the strength of the recovery came into question and again in November with the Fed's interest rate cut.

FLORIDA ENDED FISCAL 2002 (ON JUNE 30) WITH A $1.9 BILLION SURPLUS. Total revenue collections through November of fiscal 2003 were slightly ahead of projections despite some weakness in the sales tax, the state's main revenue source. The state expects to end fiscal 2003 with a $160 million surplus.

BECAUSE FLORIDA DOES NOT HAVE A PERSONAL INCOME TAX, IT HAS LARGELY ESCAPED THE FATE OF OTHER HIGH-INCOME STATES, MANY OF WHICH HAD GROWN TO RELY ON STOCK-MARKET-RELATED INCOME TAX REVENUES THAT FELL SHARPLY WITH THE STOCK MARKET DECLINE. Tourism, one of the state's main industries, has remained robust despite economic and geopolitical concerns; consequently, sales tax receipts have remained stable. With its substantial reserves and strong financial controls, we currently believe it is likely that the state will be able to maintain its current ratings amid any further downturns. As of the report date, the state's ratings were Aa2, AA+ and AA from Moody's, S&P and Fitch, respectively.

1 A portion of income also may be subject to the alternative minimum tax (AMT).

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 as of 12/31/02

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends during the period. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

-----------------------------------------------------------
SEVEN-DAY YIELD                                       0.84%
-----------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD                             0.84%
-----------------------------------------------------------
SEVEN-DAY TAXABLE-EQUIVALENT EFFECTIVE YIELD 2        1.37%
-----------------------------------------------------------

WEIGHTED AVERAGE MATURITY during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

 Monthly        Maturity
31-Dec-01          29
 1-Jan-02          31
 2-Jan-02          33
 3-Jan-02          37
 4-Jan-02          30
 5-Jan-02          32
 6-Jan-02          45
 7-Jan-02          64
 8-Jan-02          68
 9-Jan-02          64
10-Jan-02          48
11-Jan-02          43
12-Jan-02          27

PORTFOLIO COMPOSITION 3 as of 12/31/02

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY STATE

[PIE CHART]

94.3%    FLORIDA
 1.4%    DISTRICT OF COLUMBIA
 1.3%    PENNSYLVANIA
 1.1%    KENTUCKY
 0.6%    CALIFORNIA
 0.4%    WASHINGTON
 0.3%    MASSACHUSETTS
 0.3%    INDIANA
 0.3%    PUERTO RICO

BY CREDIT QUALITY

[PIE CHART]

1000%    TIER 1

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's seven-day yield would have been 0.59%, the seven-day effective yield would have been 0.59% and the seven-day taxable-equivalent effective yield would have been 0.96%.

2 Taxable-equivalent yield assumes a 2002 maximum federal regular income tax rate of 38.6%.

3 Composition of the fund's portfolio is as of 12/31/02 and is not indicative of holdings after that date.


Schwab Municipal Money Funds

SCHWAB FLORIDA MUNICIPAL MONEY FUND -- Financials

FINANCIAL TABLES

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have both been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                              1/1/02-     1/1/01-     1/1/00-     1/1/99-     3/18/98 4-
                                             12/31/02    12/31/01    12/31/00    12/31/99    12/31/98
--------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------
Net asset value at beginning of period           1.00        1.00        1.00        1.00        1.00
                                             -----------------------------------------------------------
Income from investment operations:
  Net investment income                          0.01        0.02        0.04        0.03        0.02
                                             -----------------------------------------------------------
Less distributions:
  Dividends from net investment income          (0.01)      (0.02)      (0.04)      (0.03)      (0.02)
                                             -----------------------------------------------------------
Net asset value at end of period                 1.00        1.00        1.00        1.00        1.00
                                             -----------------------------------------------------------
Total return (%)                                 0.96        2.32        3.62        2.78        2.37 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                             0.59        0.59        0.59 3      0.59        0.59 1

Expense reductions reflected in above ratio      0.28        0.28        0.29        0.33        0.41 1

Ratio of net investment income to
  average net assets                             0.95        2.30        3.56        2.75        2.95 1

Net assets, end of period ($ x 1,000,000)       1,785       1,518       1,435       1,215       1,016

1 Annualized.

2 Not annualized.

3 Would have been 0.60% if certain non-routine expenses (proxy fees) had been included.

4 Commencement of operations.


See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+  Credit-enhanced security

@  Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0%     MUNICIPAL SECURITIES
           Market Value: $ 1,587,033
           Cost: $1,587,033
------------------------------------
100.0%     TOTAL INVESTMENTS
           Market Value: $ 1,587,033
           Cost: $1,587,033

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,           FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                       ($ x 1,000)         ($ x 1,000)

   MUNICIPAL SECURITIES 100.0% of investments
   -------------------------------------------------------------------------

   California 0.6%

   CALIFORNIA HIGHER EDUCATION
   LOAN AUTHORITY
   Student Loan Revenue
    Refunding Bond Series
    1987C-1 1.65%, 07/01/03                       10,000              10,000

   District of Columbia 1.4%

   METROPOLITAN WASHINGTON, D.C.
   AIRPORT AUTHORITY
   TECP 1.10%, 02/12/03                           22,000              22,000

   Florida 94.3%

+@ ALACHUA COUNTY, FLORIDA HEALTH
   FACILITIES AUTHORITY
   Continuing Care RB (Oak
     Hammock University Project)
     Series 2002A 1.80%,
     01/02/03                                     13,950              13,950

+@ BREVARD COUNTY, FLORIDA
   EDUCATIONAL FACILITIES AUTHORITY
   RB (Florida Institution of
     Technology) Series 2002B
     1.55%, 01/07/03                              10,000              10,000

+@ BREVARD COUNTY, FLORIDA HFA
   M/F Housing Revenue
     Refunding Bond (Shore View
     Apartment Project) 1.60%,
     01/07/03                                      1,900               1,900

   BREVARD COUNTY, FLORIDA SCHOOL
   DISTRICT
   TAN 1.44%, 06/30/03                            10,000              10,040

+@ BROWARD COUNTY, FLORIDA
   Port Facilities Revenue
     Refunding Bond (Port
     Everglades Project) Series
     1998 1.70%, 01/07/03                          9,400               9,400

+@ BROWARD COUNTY, FLORIDA
   EDUCATIONAL FACILITIES AUTHORITY
   RB (Nova SouthEastern) Series
     2000A 1.55%, 01/07/03                         5,500               5,500


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,           FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                       ($ x 1,000)         ($ x 1,000)
+@ BROWARD COUNTY, FLORIDA HFA
   M/F Housing RB (Landings
     Inverrary Apartments Project)
     Series 1985 1.55%,
     01/07/03                                      7,500               7,500
   M/F Housing RB (Reflections
     Airport Project) Series 1999
     1.60%, 01/07/03                              12,000              12,000
   M/F Housing RB (Sanctuary
     Apartments Project) Series
     1985 1.22%, 01/07/03                          9,000               9,000
   M/F Housing RB (South Pointe
     Project) 1.60%, 01/07/03                      7,750               7,750
   M/F Housing Revenue
     Refunding Bond (Island Club
     Apartments Project) Series
     2001A 1.61%, 01/07/03                         3,000               3,000
   M/F Housing Revenue
     Refunding Bond (Water's Edge
     Project) 1.60%, 01/07/03                        400                 400
   S/F Mortgage RB TOBP
     (PT-589) 1.38%, 01/07/03                      2,795               2,795

+@ CHARLOTTE COUNTY, FLORIDA HFA
   M/F Housing RB (Murdock
     Circle Apartments Project)
     1.27%, 01/07/03                              10,480              10,480

+@ CITRUS PARK, FLORIDA COMMUNITY
   DEVELOPMENT DISTRICT
   Capital Improvement Bond
     Series 1996 1.36%,
     01/07/03                                      1,510               1,510

+@ COLLIER COUNTY, FLORIDA HFA
   M/F Housing RB (Brittany Bay
     Apartments Project) Series
     2001A 1.67%, 01/07/03                         3,350               3,350

+@ COLLIER COUNTY, FLORIDA IDA
   Educational Facilities RB
     (Community School of Naples,
      Inc. Project) 1.55%, 01/07/03                4,000               4,000

+@ DADE COUNTY, FLORIDA
   Aviation RB Series 1984A
     1.36%, 01/07/03                               2,400               2,400
   Special Obligation TOB
     Series 415 1.65%, 03/06/03                    7,995               7,995
   Water & Sewer System RB
     Series 1994 1.35%,
     01/07/03                                     26,050              26,050

+@ DADE COUNTY, FLORIDA IDA
   RB (Dolphins Stadium Project)
     Series 1985C 1.35%,
     01/07/03                                      1,050               1,050
   RB (Michael-Ann Russell Jewish
     Community Center Project)
     Series 1997 1.55%,
     01/07/03                                      5,385               5,385

+@ ESCAMBIA COUNTY, FLORIDA HFA
   S/F Mortgage RB Series
     2001C 1.30%, 01/07/03                         2,380               2,380
   S/F Mortgage RB Series B
     2.20%, 04/03/03                               3,700               3,700
   S/F Mortgage RB TOB Series
     1997D 1.33%, 01/07/03                         5,155               5,155
   S/F Mortgage RB TOBP
   (PT-121) 1.63%, 01/07/03                        8,510               8,510
   S/F Mortgage RB TOBP
   (PT-519) 1.63%, 01/07/03                        3,205               3,205

+@ EUSTIS, FLORIDA
   Multi-Purpose RB 1.55%,
     01/07/03                                      3,710               3,710

+@ FLORIDA DEVELOPMENT FINANCE
   CORP.
   IDRB (Central Farms, Ltd.
     Project) Series 1999A4
     1.70%, 01/07/03                               1,180               1,180
   IDRB (Pioneer Ram Project)
     Series 1998A3 1.70%,
     01/07/03                                      1,160               1,160
   IDRB (Schmitt Family Project)
     Series 1999A2 1.70%,
     01/07/03                                      2,125               2,125
   IDRB (Sunshine State Project)
    Series 1999A3 1.60%,
    01/07/03                                       1,340               1,340
   IDRB (Vutec Corp. Project)
    Series 1999A1 1.70%,
    01/07/03                                       1,760               1,760

+@ FLORIDA HFA
   Housing RB (Ashley Lake II
     Project) Series 1989J 1.42%,
     01/07/03                                     10,800              10,800


See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND - Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,           FACE VALUE         MKT. VALUE
   RATE, MATURITY DATE                       ($ x 1,000)        ($ x 1,000)
   Housing RB (Caribbean Key
     Apartments) Series 1996F
     1.60%, 01/07/03                               3,400              3,400
   Housing RB (Heron Park
     Project) Series 1996U 1.42%,
     01/07/03                                      3,605              3,605
   Housing RB (Tiffany Club
     Project) Series 1996P 1.60%,
     01/07/03                                      7,350              7,350
   M/F Housing RB (Buena Vista
     Project) Series 1985MM
     1.29%, 01/07/03                              10,000             10,000
   M/F Housing RB (South Pointe
     Project) Series 1998J 1.30%,
     01/07/03                                      5,100              5,100
   M/F Housing RB 1.23%,
     01/07/03                                      6,100              6,100
   M/F Housing RB Series 1983J
     1.55%, 01/07/03                               3,270              3,270
   M/F Housing Revenue
     Refunding Bond (Reflections
     Project) Series 2001A 1.40%,
     01/07/03                                     12,500             12,500

+@ FLORIDA HOUSING FINANCE CORP.
   Housing RB (Heritage Pointe
     Project) Series 1999I-1
     1.65%, 01/07/03                               9,500              9,500
   Housing RB (Timberline
     Apartments) Series 1999P
     1.65%, 01/07/03                               6,135              6,135
   Housing RB (Vinings Hampton
     Village) Series 2001D 1.40%,
     01/07/03                                     10,800             10,800
   M/F Revenue Refunding Bond
    (Victoria Park Apartments)
     Series 2002J -1 1.55%,
     01/07/03                                      5,000              5,000
   RB TOB Series 2000J 1.30%,
     01/07/03                                      4,325              4,325
   RB TOBP (PT-471) 1.57%,
     01/07/03                                     14,760             14,760

 + FLORIDA LOCAL GOVERNMENT
   FINANCE COMMUNITY
   TECP
     1.60%, 01/02/03                               2,100              2,100
     1.25%, 02/11/03                               6,855              6,855
     1.10%, 03/11/03                              30,615             30,615
     1.10%, 04/01/03                               4,000              4,000
     1.10%, 04/04/03                               7,000              7,000

+@ FLORIDA OCEAN HIGHWAY & PORT
   AUTHORITY
   RB Series 1990 1.55%,
     01/07/03                                     10,700             10,700

 + FLORIDA STATE BOARD OF
   EDUCATION
 @ Capital Outlay Public Education
     GO TOB Series 1998A
     1.24%, 01/07/03                              11,000             11,000
 @ Capital Outlay Revenue
     Refunding TOB 1.61%,
     01/07/03                                     14,100             14,100
 @ Capital Outlay TOB Series 137
     1.60%, 01/07/03                              17,920             17,920
 @ Capital Outlay TOB Series 190
     1.60%, 01/07/03                               2,275              2,275
 @ Capital Outlay TOB Series
     1998E 1.61%, 01/07/03                        12,280             12,280
 @ Capital Outlay TOB Series 223
   1.60%, 01/07/03                                 6,145              6,145
   Capital Outlay TOB Series 286
   1.50%, 01/16/03                                 5,275              5,275
   Capital Outlay TOBP (PA-697)
   1.80%, 02/13/03                                16,015             16,015
   Lottery RB Series 2001B
   1.44%, 07/01/03                                 6,030              6,136

 + FLORIDA STATE BOARD OF FINANCE
   DEPARTMENT OF GENERAL SERVICES
   RB (Environmental Department
     Preservation 2000 Project)
     Series 1997A 1.10%,
     07/01/03                                      1,700              1,741
 @ RB TOB Series 317 1.60%,
     01/07/03                                     23,115             23,115

+@ FLORIDA STATE MUNICIPAL POWER
   AGENCY
   RB (Stanton Project) 1.50%,
     01/07/03                                      2,220              2,220

+@ FLORIDA STATE TURNPIKE AUTHORITY
   Turnpike RB TOB Series 273
     1.60%, 01/07/03                               5,745              5,745

+@ FORT MEYERS, FLORIDA
   Utility Revenue Refunding TOB
     Series 1999A 1.60%,
     01/07/03                                      2,495              2,495


See financial notes

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,           FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                       ($ x 1,000)         ($ x 1,000)
+@ GAINESVILLE, FLORIDA
   IDRB (Exactech, Inc. Project)
     1.65%, 01/07/03                               3,000               3,000
   IDRB (Lifes Community Blood
     Centers, Inc.) Series 1999
     1.55%, 01/07/03                               5,870               5,870

   GREATER ORLANDO, FLORIDA AIRPORT
   AUTHORITY
   TECP 1.10%, 01/17/03                           21,798              21,798

+@ GREATER ORLANDO, FLORIDA
   AVIATION AUTHORITY
   Airport Facilities Revenue
     Refunding Bond Series
     2002E 1.75%, 01/07/03                        12,000              12,000

+@ GULF BREEZE, FLORIDA
   RB (Local Government Loan
     Program) Series 1985B
     1.50%, 01/07/03                              26,930              26,930
   RB (Local Government Loan
     Program) Series 1985C
     1.50%, 01/07/03                              29,160              29,160
   RB (Local Government Loan
     Program) Series 1985E
     1.55%, 01/07/03                               3,505               3,505

+@ HALIFAX, FLORIDA HOSPITAL
   MEDICAL CENTER
   Health Care Facilities RB
     (Health Care Plan, Inc.
     Project) 1.60%, 01/07/03                      4,800               4,800

+@ HILLSBOROUGH COUNTY, FLORIDA
   Capital Improvement TECP
     1.45%, 03/26/03                               9,000               9,000
     1.40%, 04/04/03                              15,568              15,568
     1.65%, 04/04/03                               6,300               6,300

+@ HILLSBOROUGH COUNTY, FLORIDA
   AVIATION
   TECP
     1.50%, 01/22/03                              10,000              10,000
     1.05%, 02/05/03                               4,000               4,000
     1.25%, 02/12/03                               2,700               2,700
     1.50%, 02/13/03                               9,000               9,000
     1.35%, 02/26/03                              17,000              17,000

+@ HILLSBOROUGH COUNTY, FLORIDA
   CAPITAL IMPROVEMENT PROGRAM
   RB TOB Series 222 1.60%,
     01/07/03                                      9,230               9,230

+@ HILLSBOROUGH COUNTY, FLORIDA
   EDUCATIONAL FACILITIES AUTHORITY
   RB (University of Tampa Project)
     1.60%, 01/07/03                               5,700               5,700

+@ HILLSBOROUGH COUNTY, FLORIDA
   IDA
   Education Facilities RB
     (Berkeley Preparatory School)
     Series 1999 1.55%,
     01/07/03                                      4,895               4,895
   RB (Independent Day School
     Project) 1.60%, 01/07/03                      2,000               2,000
   RB (Tampa Metropolitan YMCA
     Project) Series 2000K 1.60%,
     01/07/03                                      9,400               9,400

+@ JACKSONVILLE, FLORIDA
   Industrial Development Revenue
     Refunding Bond (Pavilion
     Associates Project) 1.60%,
     01/07/03                                      4,800               4,800

+@ JACKSONVILLE, FLORIDA ECONOMIC
   DEVELOPMENT COMMISSION
   Educational Facilities RB
     (Episcopal Hgh School
     Project) 1.60%, 01/07/03                      6,000               6,000
   RB (Bolles School Project)
     Series 1999A 1.35%,
     01/07/03                                      3,315               3,315

+@ JACKSONVILLE, FLORIDA ELECTRIC
   AUTHORITY
 @ RB TOB Series 2000FF 1.65%,
     01/07/03                                      9,960               9,960
 @ RB TOB Series 211 1.50%,
     01/16/03                                      7,185               7,185
 @ RB TOB Series 226 1.60%,
   01/07/03                                        5,000               5,000
   Water & Sewer RB TECP
     1.00%, 02/10/03                              34,000              34,000
     1.05%, 02/12/03                              11,000              11,000
     1.05%, 02/19/03                               2,500               2,500
     1.00%, 02/25/03                               2,400               2,400
 @ Water & Sewer Systems RB
     Series 2000B 1.35%,
     01/07/03                                      4,450               4,450


See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,           FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                       ($ x 1,000)         ($ x 1,000)

+@ JACKSONVILLE, FLORIDA HEALTH
   FACILITY AUTHORITY
   RB (River Garden Project)
     Series 1994 1.40%,
     01/07/03                                      3,555               3,555

+@ JACKSONVILLE, FLORIDA PORT
   AUTHORITY
   TOB 1.64%, 01/07/03                            10,100              10,100

+@ LAKE SHORE, FLORIDA HOSPITAL
   AUTHORITY
   Health Facilities RB (Lakeshore
     Hospital Project) Series 1991
     1.55%, 01/07/03                               3,300               3,300

+@ LEE COUNTY, FLORIDA HFA
   M/F HOUSING RB (CAPE CORAL
     Apartments Project) Series
     1999A 1.27%, 01/07/03                         6,160               6,160
   M/F Housing RB (University
     Club Apartments Project)
     Series 2002A 1.61%,
     01/07/03                                      6,700              6,700

+@ LEE COUNTY, FLORIDA IDA
   Educational Facilities RB
     (Canterbury School, Inc.
     Project) 1.55%, 01/07/03                      6,000               6,000
   Health Care Facilities RB
     (Cypress Cove Health Park
     Project) Series 2002B 1.60%,
     01/07/03                                      2,850               2,850

+@ MANATEE COUNTY, FLORIDA HFA
   M/F Housing RB (Centre Court
     Apartments Project) Series
     2000A 1.67%, 01/07/03                         3,850               3,850
   M/F Housing RB (La Mirada
     Gardens) Project Series
     2002A 1.27%, 01/07/03                         4,000               4,000
   M/F Housing RB (Sabal Palm
     Harbor Project) Series 2000A
     1.27%, 01/07/03                               7,300               7,300
   M/F Housing RB (Sabal Palm
     Harbor Project) Series 2000B
     1.27%, 01/07/03                               3,930               3,930
   M/F Housing Revenue
     Refunding Bond (Hampton
     McGuire Project) Series
     1989A 1.35%, 01/07/03                         3,635               3,635

+@ MARION COUNTY, FLORIDA IDA
   M/F Housing Revenue
     Refunding Bond (Chambrel
     Project) 1.60%, 01/07/03                      7,741               7,741

+@ MIAMI, FLORIDA HEALTH FACILITIES
   AUTHORITY
   RB (Jewish Home for the Aged,
     Inc. Project) Series 1996
     1.55%, 01/07/03                               8,300               8,300

+@ MIAMI-DADE COUNTY, FLORIDA
   IDRB (Gulliver Schools Project)
     Series 2000 1.25%,
     01/07/03                                      3,900               3,900

+@ MIAMI-DADE COUNTY, FLORIDA
   AVIATION AUTHORITY
   TECP
     1.60%, 01/09/03                               7,800               7,800
     1.15%, 02/12/03                               5,775               5,775

+@ MIAMI-DADE COUNTY, FLORIDA IDA
   IDRB (Airbus Service Co.
     Project) Series 1998A 1.50%,
     01/07/03                                      9,200               9,200
   IDRB (Airis Miami, LLC Project)
     Series 1999A 1.65%,
     01/07/03                                     60,700              60,700
   IDRB (Arctic Partners, Ltd.
     Project) 1.70%, 01/07/03                      2,600               2,600
   IDRB (Badia Spices, Inc.
     Project) 1.65%, 01/07/03                      3,875               3,875
   IDRB (Belen Jesuit Preparatory
     School Project) Series 1999
     1.55%, 01/07/03                               7,240               7,240
   IDRB (Fine Arts Lamps Project)
     Series 1998 1.65%,
     01/07/03                                      1,800               1,800

   MIAMI-DADE COUNTY, FLORIDA
   SCHOOL DISTRICT
   TAN 1.53%,06/26/03                             22,000              22,127

+@ NASSUA COUNTY, FLORIDA
   Pollution Control RB (Rayonier
     Project) Series 1999 1.50%,
     01/07/03                                      6,450               6,450

+@ OKEECHOBEE COUNTY, FLORIDA
   Exempt Facility RB (Okeechobee
     Landfill, Inc. Project) Series
     1999 1.45%, 01/07/03                         15,000              15,000


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,           FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                       ($ x 1,000)         ($ x 1,000)
+@ ORANGE COUNTY, FLORIDA
   M/F Housing RB (Smokewood
     Project) Series A 1.30%,
     01/07/03                                     19,950              19,950

+@ ORANGE COUNTY, FLORIDA HEALTH
   FACILITIES AUTHORITY
   RB (Adventist Health Systems)
     Series 1992B 1.25%,
     01/07/03                                      3,400               3,400

   ORANGE COUNTY, FLORIDA HEALTH
   FINANCE AUTHORITY
   TECP
     1.20%, 01/21/03                               9,000               9,000
     1.15%, 02/10/03                              21,000              21,000
     1.35%, 02/10/03                              20,000              20,000

+@ ORANGE COUNTY, FLORIDA HFA
   M/F Housing RB (Andover
     Place Apartments) 1.55%,
     01/07/03                                      7,770               7,770
   M/F Housing RB (Glenn
     Millenia Project) Series
     2001C 1.67%, 01/07/03                         3,355               3,355
   M/F Housing RB (Highland
     Pointe Apartments Project)
     Series 1988J 1.60%,
     01/07/03                                      7,555               7,555
   M/F Housing RB (West Pointe
     Villas Project) Series 2000F
     1.67%, 01/07/03                               5,750               5,750
   M/F Housing RB Series 2000G
     1.27%, 01/07/03                               3,200               3,200
   M/F Housing Revenue
     Refunding Bond (Heather
     Glenn Apartments Project)
     Series 2001E 1.60%,
     01/07/03                                     11,800              11,800

+@ ORANGE COUNTY, FLORIDA IDA
   IDRB (Central Florida Kidney
     Centers Project) 1.55%,
     01/07/03                                      5,000               5,000
   IDRB (Central Florida YMCA
     Project) Series 2002A 1.60%,
     01/07/03                                      5,000               5,000
   IDRB (Goodwill Industries, Inc.
     Project) 1.55%, 01/07/03                      6,000               6,000
   RB (Center For Drug Free
     Living Project) 1.35%,
     01/07/03                                      9,615               9,615

+@ ORANGE COUNTY, FLORIDA SCHOOL
   BOARD
   COP Series 2000B
     1.70%, 01/07/03                              25,140              25,140

+@ ORANGE COUNTY, FLORIDA SCHOOL
   DISTRICT
   COP Series 2002B 1.70%,
     01/01/03                                      3,015               3,015

+@ ORLANDO, FLORIDA UTILITIES
   COMMISSION
   Water & Electric RB Series
     1985B 1.35%, 01/07/03                        10,300              10,300

+@ PALM BEACH COUNTY, FLORIDA
   IDRB (Benjamin Private School
     Project) 1.55%, 01/07/03                      9,000               9,000
   IDRB (Palm Beach Day Care
     School Project) Series 1999
     1.55%, 01/07/03                               7,000               7,000
   IDRB (South Florida Blood
     Banks Project) 1.55%,
     01/07/03                                      8,940               8,940
   RB (Complete Alcohol
     Rehabilitation Project) 1.35%,
     01/07/03                                      5,500               5,500
   RB (Norton Gallery Art School
     Project) Series 1995 1.55%,
     01/07/03                                      2,500               2,500
   RB (Raymond F. Kravis Center
     Project) 1.55%, 01/07/03                      5,000               5,000
   RB (Zoological Society, Inc.
     Project) 1.60%, 01/07/03                      5,500               5,500
   Student Housing Revenue
     Refunding Bond (Community
     College Foundation Project)
     1.70%, 01/07/03                               3,000               3,000

+@ PALM BEACH COUNTY, FLORIDA
   AIRPORT
   RB (Galaxy Aviation Project)
     Series 2000A 1.65%,
     01/07/03                                      6,000               6,000


See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND -- Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,           FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                       ($ x 1,000)         ($ x 1,000)
+@ PALM BEACH COUNTY, FLORIDA
   CRIMINAL JUSTICE FACILITIES
   TOB Series 191 1.45%,
     09/10/03                                      7,495               7,495

+@ PALM BEACH COUNTY, FLORIDA
   EDUCATIONAL FACILITIES AUTHORITY
   RB (Lynn University Project)
     1.20%, 01/07/03                               3,590               3,590

+@ PALM BEACH COUNTY, FLORIDA
   HDA CORP.
   M/F Revenue Refunding Bond
     (Spinnaker Landing Project)
     1.60%, 01/07/03                               2,945               2,945

   PALM BEACH COUNTY, FLORIDA
   HEALTH FACILITIES AUTHORITY
+@ Revenue Refunding Bond
     (Joseph L. Morse Geriatric
     Center) 1.55%, 01/07/03                       7,155               7,155
   TECP
     1.15%, 02/10/03                               2,400               2,400
     1.35%, 02/10/03                               2,400               2,400
     1.10%, 02/18/03                              10,000              10,000

+@ PALM BEACH COUNTY, FLORIDA HFA
   M/F Housing RB (Azalea Place
     Apartments Project) Series
     1999A 1.27%, 01/07/03                         3,100               3,100

+@ PALM BEACH COUNTY, FLORIDA
   SCHOOL BOARD
   COP Series 2002B 1.30%,
     01/07/03                                      6,250               6,250

+@ PASCO COUNTY, FLORIDA
   COP 1.55%, 01/07/03                            34,770              34,770

+@ PINELLAS COUNTY, FLORIDA
   Capital Improvement RB 1.40%,
     01/01/03                                      1,365               1,365

+@ PINELLAS COUNTY, FLORIDA HFA
   M/F Housing RB (Mariners
     Pointe Apartments) 1.67%,
     01/07/03                                      8,900               8,900
   S/F Housing RB TOBP
     (PT-352) 1.63%,01/07/03                       3,780               3,780

+@ PINELLAS COUNTY, FLORIDA IDA
   IDRB (H&S Swanson's Tool Co.
     Project) 1.65%, 01/07/03                      3,930               3,930
   IDRB (Restorative Care of
     America Project) 1.75%,
     01/07/03                                      1,800               1,800

+@ PINELLAS COUNTY, FLORIDA
   INDUSTRIAL COUNCIL
   RB (Operation Par, Inc. Project)
     1.40%, 01/07/03                               5,310               5,310

+@ POLK COUNTY, FLORIDA IDA
   IDRB (Juice Bowl Products, Inc.
     Project) 1.30%, 01/07/03                      2,480               2,480
   RB (Pavermodule, Inc. Project)
     1.65%, 01/07/03                               3,610               3,610

 + SARASOTA COUNTY, FLORIDA
 @ RB (Sarasota County Family
     YMCA Project) 1.35%,
     01/07/03                                      3,005               3,005

   Utility Systems Revenue
     Refunding Bond Series
     2002C 1.69%, 10/01/03                         2,375               2,398

+@ SEMINOLE COUNTY, FLORIDA IDA
   IDRB (Amrhein Family Project)
     1.65%, 01/07/03                               4,560               4,560

+@ SOUTHEAST VOLUSIA, FLORIDA
   HOSPITAL DISTRICT
   RB (Bert Fish Medical Center
     Project) Series 1995 1.65%,
     01/07/03                                     11,830              11,830

 + ST. PETERSBURG, FLORIDA
 @ Capital Improvement RB (Airport
     & Golf Course Project) Series
     1997C 1.65%, 01/07/03                           585                 585
 @ Capital Improvement RB (Airport
     & Golf Course Project)
     Series B 1.55%, 01/07/03                      3,315               3,315
   Utility Tax Revenue Refunding
     Bond 1.59%, 06/01/03                          1,755               1,780

+@ SUMTER COUNTY, FLORIDA IDA
   RB (Robbins Manufacturing
     Project) Series 1997 1.50%,
     01/07/03                                      1,500               1,500

+@ SUNSHINE STATE OF FLORIDA
   GOVERNMENT FINANCE
   COMMISSION
   TECP 1.45%, 01/21/03                           21,605              21,605


See financial notes.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,           FACE VALUE          MKT. VALUE
   RATE, MATURITY DATE                       ($ x 1,000)         ($ x 1,000)
+@ TALLAHASSEE & Leon County,
   FLORIDA CIVIC CENTER AUTHORITY
   Capital Improvement RB
     Series A 1.55%, 01/07/03                     14,690              14,690

+@ TAMPA BAY, FLORIDA WATER UTILITY
   SYSTEM
   RB TOB Series 2001N 1.26%,
     01/07/03                                      5,200               5,200

+@ TAMPA, FLORIDA
   Education Facilities RB (Pepin
     Academy of Tampa, Inc.)
     1.23%, 01/07/03                               4,100               4,100
   Health Care Facilities RB
     (Lifelink Foundation Inc.,
     Project) 1.55%, 01/07/03                      5,000               5,000
   RB (Tampa Prep School Project)
     1.35%, 01/07/03                              11,000              11,000

+@ TAMPA, FLORIDA OCCUPATIONAL
   LICENSE TAX
   Revenue Refunding Bond Series
     2002B 1.30%, 01/07/03                         7,000               7,000
   Revenue Refunding Bond
     Series 2002C 1.40%,
     01/07/03                                      5,000               5,000

+@ TAMPA, FLORIDA REGIONAL WATER
   SUPPLY AUTHORITY
   Water Utility System RB 1.65%,
     01/07/03                                      7,000               7,000

+@ VOLUSIA COUNTY, FLORIDA
   EDUCATIONAL FACILITY AUTHORITY
   RB (Bethune Cookman College
     Project) 1.55%, 01/07/03                     10,675              10,675

+@ VOLUSIA COUNTY, FLORIDA HEALTH
   Facilities Authority
   Hospital RB (South West
     Volusia Health Project) Series
     1994A 1.35%, 01/07/03                         8,890               8,890

+@ WEST ORANGE, FLORIDA HEALTHCARE
   DISTRICT
   RB Series 1999B 1.60%,
     01/07/03 1                                    0,900              10,900
                                                                ------------
                                                                   1,497,014

   Indiana 0.3%

+@ INDIANA STATE HFA
   S/F Mortgage Revenue TOB
     Series A45 1.70%, 01/07/03                    5,195              5,195

   Kentucky 1.1%

+@ KENTON COUNTY, KENTUCKY
   AIRPORT BOARD
   Revenue Refunding Bond
     Series 2002A 1.82%,
     03/01/03                                      4,825               4,832

   KENTUCKY HOUSING CORP.
   Revenue TOB Series 1998O
     1.65%, 07/10/03                              11,995              11,995
                                                                ------------
                                                                      16,827

   Massachusetts 0.3%

+@ MASSACHUSETTS STATE
   TOBP (PA-945) 1.80%,
   02/13/03                                        4,995               4,995

   Pennsylvania 1.3%

   PHILADELPHIA, PENNSYLVANIA
   TRAN Series 2002A 1.53%,
     06/30/03                                     10,000              10,071

   TEMPLE UNIVERSITY OF THE
   COMMONWEALTH SYSTEM OF
   HIGHER EDUCATION, PENNSYLVANIA
   University Funding Obligation
     RB 1.92%, 05/06/03                           10,000              10,036
                                                                ------------
                                                                      20,107

   Puerto Rico 0.3%

   GOVERNMENT DEVELOPMENT BANK
   FOR PUERTO RICO
   TECP 1.55%, 01/17/03                            4,600               4,600

   Washington 0.4%

+@ ENERGY NORTHWEST, WASHINGTON
   ELECTRIC PUTTERS RB TOB SERIES
     242Z 1.62%, 01/07/03                          6,295               6,295

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

SCHWAB FLORIDA MUNICIPAL MONEY FUND -- Financials

Statement of
ASSETS AND LIABILITIES
As of December 31, 2002. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at market value                                         $1,587,033 a
Cash                                                                        686
Receivables:
     Interest                                                             3,858
     Investment sold                                                    193,458
Prepaid expenses                                                    +        19
                                                                    -----------
TOTAL ASSETS                                                          1,785,054

LIABILITIES
-------------------------------------------------------------------------------
Payables:
     Dividends to shareholders                                               29
     Investment adviser and administrator fees                               20
     Transfer agent and shareholder service fees                             66
Accrued expenses                                                    +        44
                                                                    -----------
TOTAL LIABILITIES                                                           159

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,785,054
TOTAL LIABILITIES                                                   -       159
                                                                    -----------
NET ASSETS                                                           $1,784,895

NET ASSETS BY SOURCE
Capital received from investors                                       1,785,025
Net realized capital losses                                                (130)

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$1,784,895       1,785,048         $1.00

a The amortized cost for the fund's securities was $1,587,033. During the reporting period, the fund had $2,528,981 in transactions with other SchwabFunds(R).

  FEDERAL TAX DATA

  COST BASIS OF PORTFOLIO                   $1,587,033

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:                       Loss Amount:
    2008                                          $ 99
    2010                                 +          31
                                         -------------
                                                  $130


See financial notes.

Statement of
OPERATIONS

For January 1, 2002 through December 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                                $14,016

NET REALIZED LOSSES
-------------------------------------------------------------------------------
Net realized losses on investments sold                                     (31)

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                 3,462 a
Transfer agent and shareholder service fees                               4,107 b
Trustees' fees                                                               28 c
Custodian and portfolio accounting fees                                     157
Professional fees                                                            25
Registration fees                                                            71
Shareholder reports                                                          55
Other expenses                                                       +        9
                                                                     ----------
Total expenses                                                            7,914
Expense reduction                                                    -    2,530 d
                                                                     ----------
NET EXPENSES                                                              5,384

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  14,016
NET EXPENSES                                                         -    5,384
                                                                     ----------
NET INVESTMENT INCOME                                                     8,632
NET REALIZED LOSSES                                                  +      (31)
                                                                     ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $ 8,601

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2003, to 0.66% of average daily net assets. CSIM and Schwab have voluntarily further agreed to limit the operating expenses of this fund to 0.59%. The voluntary reduction may be changed at any time without prior notice. These limits do not include interest, taxes and certain non-routine expenses.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
-------------------------------------------------------------------------------
                                             1/1/02-12/31/02    1/1/01-12/31/01
Net investment income                           $      8,632      $      19,059
Net realized gains or losses                 +           (31)                67
                                             ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                 8,601             19,126

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income                  8,632              19,059 a

TRANSACTIONS IN FUND SHARES b
-------------------------------------------------------------------------------
Shares sold                                       3,528,005           3,151,142
Shares reinvested                                     8,424              18,492
Shares redeemed                              +   (3,269,159)         (3,087,097)
                                             ----------------------------------
NET INCREASE                                        267,270              82,537

NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                               1,517,656           1,435,052
Total increase                               +      267,239              82,604 c
                                             ----------------------------------
END OF PERIOD                                   $ 1,784,895       $    1,517,656

a UNAUDITED
  The fund hereby designates 100% of its dividends for the current period as tax-exempt interest dividends.

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See financial notes.

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS(TM), A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE SCHWAB MUNICIPAL MONEY FUND, SCHWAB CALIFORNIA AND SCHWAB NEW YORK MUNICIPAL MONEY FUNDS OFFER TWO SHARE CLASSES EACH: Sweep Shares and Value Advantage Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. The Schwab New Jersey, Pennsylvania and Florida Municipal Money Funds each offers one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
 Schwab Money Market Fund
 Schwab Government Money Fund
 Schwab U.S. Treasury Money Fund
 Schwab Value Advantage Money Fund(R)
 Schwab Municipal Money Fund
 Schwab California Municipal Money Fund
 Schwab New York Municipal Money Fund
 Schwab New Jersey Municipal Money Fund
 Schwab Pennsylvania Municipal Money Fund
 Schwab Florida Municipal Money Fund
 Schwab Institutional Advantage Money Fund(R)
 Schwab Retirement Money Fund(R)
 Schwab Government Cash Reserves

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security.

If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.


Schwab Municipal Money Funds.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York Municipal Money Fund
Schwab New Jersey Municipal Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab Florida Municipal Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Florida Municipal Money Fund (six of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Funds") at December 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
February 7, 2003

FUND TRUSTEES unaudited

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds (of which there were 45 as of 12/31/02) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                      TRUST POSITION(S);
NAME AND BIRTHDATE    TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
--------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2   Chair, Trustee:             Chair, Co-CEO, Director, The Charles Schwab Corp.; CEO, Director,
7/29/37               Family of Funds, 1989;      Schwab Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.,
                      Investments, 1991;          Charles Schwab Investment Management, Inc.; Chair, Charles Schwab
                      Capital Trust, 1993;        Holdings (UK); Chair, CEO, Schwab (SIS) Holdings, Inc. I, Schwab
                      Annuity Portfolios, 1994.   International Holdings, Inc.; Director, U.S. Trust Corp., United States
                                                  Trust Co. of New York, The Gap, Inc. (clothing retailer), Audiobase,
                                                  Inc. (Internet audio solutions), Vodaphone AirTouch PLC (telecom),
                                                  Siebel Systems (software), Xign, Inc. (electronic payment systems).
                                                  Until 7/01: Director, The Charles Schwab Trust Co. Until 1/99: Director,
                                                  Schwab Retirement Plan Services, Inc., Mayer & Schweitzer, Inc.
                                                  (securities brokerage subsidiary of The Charles Schwab Corp.),
                                                  Performance Technologies, Inc. (technology), TrustMark, Inc.


1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.


Schwab Municipal Money Funds

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE         TRUSTEE SINCE          MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
--------------------------------------------------------------------------------------------------------------------------
JOHN PHILIP COGHLAN 1      Trustee: 2000          Vice Chair, EVP, The Charles Schwab Corp.; Vice Chair, President-
5/6/51                     (all trusts).          Retail, Charles Schwab & Co., Inc.; President, CEO, Director, The
                                                  Charles Schwab Trust Co.; Chair, Director, Schwab Retirement Plan
                                                  Services, Inc., Schwab Retirement Technologies, Inc. (formerly
                                                  TrustMark, Inc.); Director, Charles Schwab Investment Management,
                                                  Inc., Performance Technologies, Inc. (technology). Until 7/02:
                                                  Vice Chair, Enterprise President, Retirement Plan Services, Services
                                                  for Investment Managers, Charles Schwab & Co., Inc. Until 3/02:
                                                  Director, Charles Schwab Asset Management (Ireland) Ltd., Charles
                                                  Schwab Worldwide Funds PLC.
--------------------------------------------------------------------------------------------------------------------------
JEFFREY M. LYONS 1         Trustee: 2002          EVP, Asset Management Products and Services, Charles Schwab &
2/22/55                    (all trusts).          Co., Inc. Until 9/01: EVP, Mutual Funds, Charles Schwab & Co., Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE        TRUST OFFICE(S) HELD    MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
--------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK           President, CEO          President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                   (all trusts).           EVP, Charles Schwab & Co., Inc. Until 9/02: President and CIO,
                                                  American Century Investment Management; Director, American
                                                  Century Cos., Inc. Until 6/01: CIO, Fixed Income, American Century
                                                  Cos., Inc. Until 1997: SVP, Director, Fixed Income and Quantitative
                                                  Equity Portfolio Management, Twentieth Century Investors, Inc.
--------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG             Treasurer, Principal    SVP, CFO, Charles Schwab Investment Management, Inc.; VP,
3/7/51                    Financial Officer       The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                          (all trusts).           Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
--------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD           SVP, Chief Investment   SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                    Officer                 Management, Inc.; Chief Investment Officer, The Charles Schwab
                          (all trusts).           Trust Co.
--------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON            Secretary               SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                   (all trusts).           Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                  U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE        TRUSTEE SINCE           MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
--------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER        2000 (all trusts).      Chair, JDN Corp. Advisory LLC; Director, Stanford University, America
8/13/60                                           First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                  (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                  (research), LookSmart, Ltd. (Internet infrastructure), PMI Group,
                                                  Inc. (mortgage insurance), Lucile Packard Children's Hospital. 2001:
                                                  Special Advisor to the President, Stanford University. Until 2001:
                                                  VP, Business Affairs, CFO, Stanford University.

--------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD         Family of Funds, 1989;  CEO, Dorward & Associates (management, marketing and
9/23/31                   Investments, 1991;      communications consulting). Until 1999: EVP, Managing Director,
                          Capital Trust, 1993;    Grey Advertising.
                          Annuity Portfolios,
                          1994
--------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER         2000 (all trusts).      Co-CEO, Aphton Corp. (bio-pharmaceuticals). Director, Solectron Corp.
11/22/41                                          manufacturing), Tenera, Inc. (services and software), Airlease Ltd.
                                                  aircraft leasing), Mission West Properties (commercial real estate),
                                                  Digital Microwave Corp. (network equipment). Until 1998: Dean, Haas
                                                  School of Business, University of California, Berkeley.
--------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES          Family of Funds, 1989;  Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                   Investments, 1991;      services and investment advice).
                          Capital Trust, 1993;
                          Annuity Portfolios,
                          1994
--------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH           2000 (all trusts).      Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                           Director, Pennzoil Quake State Co. (oil and gas), Rorento N.V.
                                                  (investments--Netherlands), Cooper Industries (electrical products);
                                                  Member, audit committee, Northern Border Partners, L.P. (energy).
--------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS        Family of Funds, 1989;  Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                   Investments, 1991;      Chair, CEO, North American Trust (real estate investments).
                          Capital Trust, 1993;
                          Annuity Portfolios,
                          1994
--------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY         Family of Funds, 1989;  Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                   Investments, 1991;      investments).
                          Capital Trust, 1993;
                          Annuity Portfolios,
                          1994.


Schwab Municipal Money Funds

GLOSSARY

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET-BACKED SECURITIES Securities that are backed by the loans or accounts receivable of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are structured as discount notes but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES     Adjustable convertible extendable security
BAN      Bond anticipation note
COP      Certificate of participation
GAN      Grant anticipation note
GO       General obligation
HDA      Housing Development Authority
HFA      Housing Finance Agency
IDA      Industrial Development Authority
IDB      Industrial Development Board
IDRB     Industrial Development Revenue Bond
M/F      Multi-family
RAN      Revenue anticipation note
RB       Revenue bond
S/F      Single-family
TAN      Tax anticipation note
TECP     Tax-exempt commercial paper
TOB      Tender option bond
TOBP     Tender option bond partnership
TRAN     Tax and revenue anticipation note
VRD      Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the working capital needs of municipalities in anticipation of the receipt of property taxes on a future date.

TIER ONE, TIER TWO Tier one is the highest category of credit quality, tier two the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered tier one securities.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.


Schwab Municipal Money Funds

124

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CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a time-tested investment approach and using disciplined, clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a long-short stock fund with hedging capabilities, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third- party investment provider, methods for placing orders may be different.

INTERNET 1

www.schwab.com

SCHWAB BY PHONE(TM) 2

Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.

MAIL

Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO 80155-3812
When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM) may not be purchased over the Internet.

2 Orders placed in person or through a telephone representative are subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY

STOCK FUNDS

Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(TM) formerly MarketManager Portfolios
   U.S. MarketMasters Fund(TM)
   Small-Cap MarketMasters Fund(TM)
   International MarketMasters Fund(TM)
   Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS

Schwab MarketTrack Portfolios(R)
   All Equity Portfolio
   Growth Portfolio
   Balanced Portfolio
   Conservative Portfolio

BOND FUNDS

Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab YieldPlus Fund(R)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
   Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

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[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR

SchwabFunds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2002 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.
REG13859-05